                                                 Registration No.33-3692
                                                         File No.  811-3614

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

      Pre-Effective Amendment No. __
[   ]

      Post-Effective Amendment No. 33

[X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                             [X]

      Amendment No. 38                                                     [X]

                          Rochester Fund Municipals
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
                   (Address of Principal Executive Offices)

                                (303) 768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.
          Two World Financial Center, 225 Liberty Street-11th Floor
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                           New York, NY 10281-1008
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On April 29, 2008 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ____________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]       This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

Rochester Fund Municipals

Prospectus dated April 29, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Rochester Fund Municipals is a diversified mutual fund. It seeks to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital.

This prospectus contains important information about the Fund's investment objective, investment policies, principal investment strategies and risks. It also contains important information about how to buy and sell shares of the
Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

[logo] OppenheimerFunds, Inc.
The Right Way to Invest

Contents

            About the Fund
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            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

      About Your Account
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            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks to provide as high a level of income exempt from federal income tax and New York State and New
York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders'
capital.

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What is a Municipal Security?  Municipal securities are fixed-income securities primarily issued by states, cities, countries and other governmental entities to finance the development of local communities.  The interest received from most municipal bonds is exempt from federal, state or local income taxes in the municipalities where the bonds are issued.

What are New York Municipal Securities?  New York municipal securities are securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal, and New York State and New York City personal income taxes.
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WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in New York municipal securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal and New York personal income taxes. To seek its investment objective:
o     As a fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in tax-exempt securities
      (including securities subject to alternative minimum tax), and
o     At least 75% of the Fund's investments in tax-exempt obligations must be investment grade. That means they must be securities rated in one of the four highest rating categories of a nationally-recognized statistical rating organization or unrated securities assigned a comparable rating by the Fund's investment manager, OppenheimerFunds,
      Inc. (the "Manager").

      The Fund's tax-exempt investments can include a wide variety of debt obligations (which are referred to as "New York municipal securities" in this prospectus), including securities issued by:
o     the State of New York or its political subdivisions (cities, towns and counties, for example),
o     agencies, public authorities and instrumentalities (these are state-chartered corporations) of the State of New York, and

o     territories, commonwealths and possessions of the United States (for example, Puerto Rico, Guam and the Virgin Islands) that pay interest that is exempt (in the opinion of the issuer's legal counsel when the security is issued) from federal income tax and New York State and New
      York City personal income taxes.

      The Fund's investments have no maturity limitations and can include municipal bonds (long-term obligations), municipal notes (short-term obligations) and interests in municipal leases. At times, the Fund focuses on longer-term securities to seek higher yields.  This portfolio strategy is subject to change. The Fund can buy general obligation bonds as well as
"private activity" municipal securities that pay income subject to alternative minimum taxation. To the extent the Fund invests in securities that may pay interest subject to alternative minimum taxation, those securities will be counted towards the Fund's policy regarding minimum investments in tax-exempt securities as described above. A substantial percentage of the municipal securities the Fund buys may be "callable,"
allowing the issuer of the securities to redeem them before their maturity date. The Fund also uses certain derivative investments such as "inverse floaters" and variable rate obligations to try to increase income.  These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the portfolio managers generally look for triple tax-exempt municipal securities using a variety of factors, which may change over time and may vary in particular cases. Currently, the portfolio managers focus on:
o     Finding  primarily  investment-grade  securities  that offer high income opportunities.
o     Buying a wide range of securities of different  issuers within the state of New  York,  including  different  agencies  and  municipalities,  for portfolio diversification to help spread credit risks.
o     Looking for unrated bonds that might provide high income and  securities of smaller  issuers  that might be  overlooked  by other  investors  and funds.

      The portfolio managers may consider selling a security if any of these factors no longer apply to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal income tax and New York State and
New York City personal income taxes from a municipal bond fund focusing primarily on investment-grade obligations.  The Fund does not seek capital appreciation. Because it generally invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts, nor is it designed for investors whose main goal is capital growth. The Fund is intended to be a long-term investment but is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  have  risks  to some  degree.  The  Fund's  investments  are subject to changes in their value from a number of factors,  described  below.
They include changes in general bond market movements,  the change in value of particular  bonds or the  income  they pay  because  of events  affecting  the issuer,  or changes in interest  rates that can affect  bond  prices  overall.
There is also the risk that poor security  selection by the Manager will cause the Fund to underperform  other funds having a similar  objective.  The Fund's share prices and yields may change daily.

CREDIT RISK. Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest, the Fund's income may be reduced. If an issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. To seek higher income the Fund can invest up to 25% of its tax-exempt investments in securities rated below investment grade, sometimes called "junk bonds."
Therefore, it may have greater credit risks than funds that buy only investment-grade bonds.

INTEREST RATE RISK. Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued municipal securities generally rise. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities. At times the Fund may emphasize investments in long-term securities to seek higher income. When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more if interest rates change.

Additionally, the Fund can buy variable and floating rate obligations. When interest rates fall, the yields of these securities decline. Callable bonds the Fund buys are more likely to be called when interest rates fall, and the
Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing the Fund's income.

RISKS OF FOCUSING INVESTMENTS IN NEW YORK MUNICIPAL SECURITIES.
Even though the Fund is "diversified" as to 75% of its assets (which means that, as to 75% of its assets, the Fund cannot invest more than 5% of its assets in the securities of any one issuer), the Fund invests primarily in
New York municipal securities. Having a high percentage of its assets invested in the municipal securities of a single state and its municipal subdivisions could result in fluctuations in the Fund's share prices and income due to economic, regulatory or political conditions in New York. The
Statement of Additional Information contains further information concerning special investment considerations for New York municipal securities.

While the Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest 25% or more of its assets in a single industry), municipal securities are not considered an "industry" under that policy. At times the Fund can have a relatively high portion of its portfolio holdings in particular segments of the municipal securities market, such as for example, general obligation bonds, tobacco settlement bonds or hospital/health care bonds or highway/railway bonds, and therefore will be vulnerable to economic or legislative events that affect issuers in particular segments of the municipal securities market.

U.S. Territories, Commonwealths and Possessions
      The Fund also invests in obligations of the governments of the U.S.
Territories, Commonwealths and possessions such as the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income taxes of New York. These investments also are considered to be "New York municipal securities" for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within these U.S. Territories, Commonwealths and possessions affecting the issuers of such obligations.

TOBACCO RELATED BONDS. The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

o     Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds.  Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement, reached out of court in November 1998 between 46 states and six other U.S.
       jurisdictions (including Puerto Rico and Guam), and the four largest
       U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown &
       Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately
       92%. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

       A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

       Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the fund's net asset value.

       The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.  The Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

o     "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds"). STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

       These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to appropriation. Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds. Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.
       While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be
       "municipal securities" for purposes of its concentration policies.

TAXABILITY RISK.  The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal or state income tax liabilities.

Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Fund held such a bond, it might have to distribute taxable ordinary income dividends or reclassify as taxable income previously distributed as exempt-interest dividends.

On November 5, 2007, the U.S. Supreme Court (the "Court") heard arguments in its review of a Kentucky Court of Appeals decision that held that Kentucky's tax on interest income derived from bonds issued by states other than
Kentucky unconstitutionally discriminates against interstate commerce. At issue in the case, Department of Revenue v. Davis, is a Kentucky statute that exempts from Kentucky state income taxes the interest income derived from bonds issued by the Commonwealth of Kentucky or its subdivisions but does not exempt the interest income derived from bonds issued by other states or their subdivisions.

A decision is expected in 2008. It is not possible to predict what the Court will decide, but its decision could have a substantial impact on municipal finance, including the issuance and relative yields on municipal securities of particular states, and on mutual funds that focus on municipal investments. Among the possible outcomes of the case are the following:

      The Court may rule in favor of the Commonwealth of Kentucky, in which case the Kentucky statute would be deemed to be valid and the state's current rules governing the taxation of income derived from municipal bonds would not change.

      The Court may rule against the Commonwealth of Kentucky by upholding the ruling handed down by the Kentucky Court of Appeals and declaring the statute to be unconstitutional.  Because the case arises under the federal constitution, the Court's decision may be applied in other states that have similar statutes. Such a ruling would require Kentucky and such other states to treat income derived on in-state and out-of-state bonds equally
   - either exempting income derived from all out-of-state bonds from a state's income tax or taxing income derived from all municipal bonds. This might affect the rationale for investing in single-state municipal bond funds because, depending on the relative yields of the municipal bonds of the various states, this could reduce the attractiveness from an income tax perspective, of a state's own municipal bonds to its residents.

      The Court may also remand the case to the Kentucky courts for further consideration consistent with instructions provided by the Court.

The case is not expected to affect the federal tax exemption for interest derived from municipal bonds.

RISKS OF DERIVATIVE INVESTMENTS.  The Fund can use derivatives to seek increased returns. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Covered call options and inverse floaters are examples of derivatives the Fund can use. The Fund typically does not use hedging instruments, such as options, to hedge investment risks.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the
Fund will get less income than expected or its hedge might be unsuccessful, and its share prices could fall. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

Floating Rate/Variable Rate Obligations.  Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted according to a specified market rate for those investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury
      Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements. Inverse floaters and Percentage of LIBOR Notes (PLNs), discussed below, are types of variable rate obligations.

Inverse Floaters. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in "inverse floaters" to seek greater income and total return. An inverse floater typically is a derivative instrument created by a trust that divides a fixed-rate municipal security into two securities: a short-term tax free floating rate security and a long-term tax free floating rate security (the inverse floater) that pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income.

      Certain inverse floaters are created when the Fund purchases a fixed-rate municipal bond and subsequently transfers it to a broker-dealer (the sponsor). The sponsor deposits the municipal security into a trust. The trust creates the inverse floater pursuant to an arrangement that enables the Fund to withdraw the underlying bond to collapse the inverse floater (upon the payment of the value of the short-term security and certain costs). Additionally, the Fund purchases inverse floaters created by municipal issuers directly or by other parties depositing securities into a sponsored trust.

      The Fund may also enter into "shortfall and forbearance" agreements with respect to inverse floaters. Under those agreements, on liquidation of the trust, the Fund is committed to pay the trust the difference between the liquidation value of the underlying municipal bond on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying municipal security. Although the Fund has the risk that it may be required to make such additional payment, these agreements may offer higher interest payments than a standard inverse floater.

      The Fund's investments in inverse floaters may involve additional risks. The market value of inverse floaters can be more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Typically, inverse floaters tend to underperform fixed rate bonds in a rising long-term interest rate environment, but tend to outperform fixed rate bonds in a falling or stable long-term interest rate environment. Inverse floaters all entail some degree of leverage. An inverse floater that has a higher degree of leverage usually is more volatile with respect to its price and income than an inverse floater that has a lower degree of leverage. Some inverse floaters have a "cap," so that if interest rates rise above the
      "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proved worthless.

      Because of the accounting treatment for inverse floaters created by the
      Fund's transfer of a municipal bond to a trust, the Fund's financial statements will reflect these transactions as "secured borrowings,"
      which affects the Fund's expense ratios, statements of income and assets and liabilities and causes the Fund's Statement of Investments to include the underlying municipal bond.

Percentage of LIBOR Notes (PLNs). The Fund may invest in Percentage of LIBOR
      Notes ("PLNs") which are variable rate municipal securities based on the London Interbank Offered Rate ("LIBOR"), a widely used benchmark for short-term interest rates and used by banks for interbank loans with other banks.  A PLN typically pays interest based on a percentage of a LIBOR rate for a specified time plus an established yield premium.  Due to their variable rate features, PLNs will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline.  In times of substantial market volatility, however, the PLNs may not perform as anticipated.
      The value of a PLN also may decline due to other factors, such as changes in credit quality of the underlying bond.

      Because the market for PLNs is relatively new and still developing, the
      Fund's ability to engage in transactions using such instruments may be limited.  There is no assurance that a liquid secondary market will exist for any particular PLN or at any particular time, and so the Fund may not be able to close a position in a PLN when it is advantageous to do so.  The Fund also may transfer a PLN to a sponsor to create an inverse floater, which may, as discussed above, further increase the volatility of the market value of a PLN or the inverse floater.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      Because the Fund focuses its investments in New York municipal securities and can buy below-investment-grade securities, it will be vulnerable to the effects of economic, regulatory and political events that affect issues of New York State and its municipalities and will have greater credit risks than municipal bond funds that invest in issuers of many states or buy only investment-grade securities. Its focus on longer-term bonds and its use of inverse floaters as well as other derivative investments may cause greater fluctuations in the Fund's share prices in the short term than short-term municipal bond funds or bond funds that do not invest in derivatives.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index and the Consumer Price
Index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of December 31 each year)
[See appendix to prospectus for data in bar chart showing the annual total returns]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period  from  1/1/08  through  3/31/08,  the  cumulative  return  (not annualized) before taxes for Class A shares of the Fund was -4.78%.

During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a  calendar  quarter  was 4.97% (2nd Qtr '05) and the lowest return (not  annualized)  before taxes for a calendar  quarter was -2.56% (2nd
Qtr '04).

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Average Annual Total Returns

------------------------------                                         10 Years
for    the    periods    ended                                        (or life of
December 31, 2007                   1 Year            5 Years       class, if less)

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-------------------------------------------------------------------------------------
Class  A   Shares   (inception

5/15/86)                            -6.26%             5.07%             4.81%
  Return Before Taxes               -6.26%             5.07%             4.81%
  Return After Taxes on             -2.51%             5.16%             4.91%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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-------------------------------------------------------------------------------------

Class  B   Shares   (inception      -7.10%             4.87%             4.79%

3/17/97)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class  C   Shares   (inception      -3.32%             5.19%             4.42%

3/17/97)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class  Y   Shares   (inception      -1.44%             6.25%             6.65%

4/28/00)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lehman   Brothers    Municipal       3.36%             4.30%           5.18%(1)
Bond   Index    (reflects   no
deduction  for fees,  expenses
or taxes)                                                              5.90%(2)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Consumer Price Index                 4.08%             3.03%           2.68%(1)
                                                                       2.69%(2)

-------------------------------------------------------------------------------------

1.    From 12/31/97.
2.    From 4/30/00.

The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 4.75%;  for Class B, the contingent  deferred  sales  charge of 5% (1-year) and 2%  (5-years);  and for
Class C, the 1%  contingent  deferred  sales  charge  for the  1-year  period.
There is no sales charge for Class Y. Because Class B shares  convert to Class
A shares 72 months after purchase,  Class B  "life-of-class"  performance does not include any contingent  deferred sales charge and uses Class A performance for the period after  conversion.  The returns  measure the  performance  of a
hypothetical   account  and  assume  that  all  dividends  and  capital  gains distributions  have been reinvested in additional  shares.  The performance of the Fund's shares is compared to the Lehman Brothers  Municipal Bond Index, an unmanaged index of a broad range of  investment-grade  municipal bonds that is a measure of the performance of the general municipal bond market.  The Fund's performance  is also compared to the Consumer  Price Index,  a  non-securities index  that  measures  changes  in  the  inflation  rate.  Performance  of the securities  index  includes  reinvestment  of  income  but  does  not  reflect transaction costs,  fees,  expenses or taxes. The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2007.

------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                           Class A      Class B      Class C       Class Y
                            Shares       Shares       Shares       Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Sales Charge        4.75%         None         None         None
(Load) on purchases
(as % of offering price)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of

the lower of the           None(1)      5.00%(2)     1.00%(3)       None
original offering price

or redemption proceeds)
------------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
-------------------------------------------------------------------------------
                                   Class A                Class C     Class Y
                                              Class B
                                     Shares    Shares     Shares      Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Management Fees                      0.46%      0.46%      0.46%       0.46%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Distribution and/or Service          0.14%      1.00%      1.00%       None
(12b-1) Fees

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Total Other Expenses                 0.83%      0.87%      0.84%       0.81%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

     Interest and Related            0.71%      0.71%      0.71%       0.71%
     Expenses from Inverse

     Floaters(4)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

     Other Expenses                  0.12%      0.16%      0.13%       0.10%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Total Annual Operating Expenses      1.43%      2.33%      2.30%       1.27%

-------------------------------------------------------------------------------
Expenses may vary in future years. "Other Expenses" include transfer agent fees, interest and fees from borrowings, custodial fees and accounting and legal expenses that the Fund pays. The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and
"Total Annual Operating Expenses" as percentages of average daily net assets were the same as shown above.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy
   Shares" for details.

2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% during years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4. Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters.
   Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses.  Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. Those expenses affected the statement of the Fund's Total Other Expenses and
   Total Annual Operating Expenses in the table above and the Examples below.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $615          $909         $1,225        $2,118

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $739         $1,036        $1,460       $2,256*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $336          $727         $1,244        $2,666

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares               $130          $405          $701         $1,543

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   If shares are not        1 Year        3 Years       5 Years      10 Years
       redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $615          $909         $1,225        $2,118

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $239          $736         $1,260       $2,256*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $236          $727         $1,244        $2,666

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares               $130          $405          $701         $1,543

--------------------------------------------------------------------------------
In the first  example,  expenses  include the initial sales charge for Class A and the applicable Class B and Class C contingent  deferred sales charges.  In the second example,  the Class A expenses include the sales charge,  but Class
B and Class C expenses  do not  include  contingent  deferred  sales  charges.
There is no sales charge on Class Y shares.

* Class B expenses for years 7 through 10 are based on Class A expenses  since
Class B  shares  automatically  convert  to  Class A shares  72  months  after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased.  However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The Fund's shares prices and yields may change daily based on changes in the prices or interest rates of the securities in which the Fund invests. Those security prices or interest rates may vary in response to changes in interest rates generally, other market conditions or other economic or political events.

Municipal Securities. The Fund buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations. These debt obligations are issued by the State of New York and its political subdivisions (such as cities, towns and counties), and their agencies and authorities. The Fund can also buy securities issued by certain territories, commonwealths, and possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal New York personal income taxes (in the opinion of bond counsel to the issuer at the time the security is issued).

      The Fund can buy both long-term and short-term municipal securities.
      For purposes of this prospectus, long-term securities mean securities that have a maturity of more than one year. The Fund currently focuses on longer-term securities to seek higher income.  Some debt securities, such as zero-coupon securities, do not pay current interest. Other securities may be subject to calls by the issuer (to redeem the debt)
      or to prepayment prior to their stated maturity.

      Municipal securities generally are classified as general or  revenue obligations. General obligations are secured by the issuer's pledge of full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to the federal alternative minimum tax. The Fund selects investments without regard to this type of tax treatment. Additionally, there are times when an issuer will pledge its taxing power to offer additional security to a revenue bond. These securities are called "double-barreled bond." See, for example, "STA Tobacco Bonds" discussed earlier in this prospectus.

      To seek a higher yield, the Fund also can invest in municipal securities other than New York municipal securities. Although any interest from those securities generally would be exempt from federal taxation, any such interest may be subject to New York State and New
      York City personal income tax. The Fund does not expect to invest a significant portion of its assets in securities that are not New York municipal securities.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain financing to acquire land, equipment or facilities.  The Fund may invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure fully to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for the Fund to value and to sell them quickly at an acceptable price.
      The Fund cannot invest more than 5% of its net assets in unrated or illiquid municipal leases.

Ratings of Municipal Securities the Fund Buys.  Most of the municipal securities the Fund buys are "investment-grade" at the time of purchase. The Fund does not invest more than 25% of its tax-exempt investments in municipal securities that at the time of purchase are below investment grade. "Investment grade" securities are those rated within the four highest rating categories of Moody's Investors Service,
      Standard & Poor's or Fitch, Inc. or another nationally-recognized statistical rating organization, or (if unrated) judged by the Manager to be comparable to securities rated as investment grade. The Fund also can invest a significant portion of its assets in unrated securities.
      Some of these unrated securities may not have an active trading market, which means that the Fund might have difficulty valuing them and selling them promptly at an acceptable price. All municipal securities, including investment-grade securities, are subject to risks of default.
      Rating categories are described in the Statement of Additional
      Information. A reduction in the rating of a security after the Fund buys it will not automatically require the Fund to dispose of that security.

      The Manager relies to some extent on credit ratings by
      nationally-recognized statistical rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

Special Credit Risks of Lower-Grade Securities. Municipal securities rated below investment grade (these are sometimes called "junk bonds") may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers may not meet their debt obligations. They also may not have an active trading market, which means they would be less liquid than investment-grade securities, making it more difficult for the Fund to sell them at an acceptable price. The Fund generally will not invest more than 5% of its net assets in the securities of an issuer if the securities are rated "B" or below by a nationally-recognized statistical rating organization or, if unrated, assigned an equivalent rating by the Manager.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment policies that are fundamental policies are listed in the Statement of Additional Information.
An investment policy or technique is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

BORROWING FOR LEVERAGE. The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage" in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. It may also borrow up to 5% of its total assets for temporary purposes from any person. This use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage and may also make the Fund's share price more sensitive to interest rate changes. The interest on borrowed money is an expense that might reduce the
Fund's yield.

"When-Issued" and "Delayed-Delivery" Transactions.  The Fund can purchase municipal securities on a "when-issued" basis and can purchase or sell such securities on a "delayed-delivery" basis.  The Fund does not intend to enter into these transactions for speculative purposes.
      Between the purchase and settlement, no payment is made for the security and no interest accrues to the Fund from the investment. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date. As a fundamental policy, securities purchased on a "when-issued" or "delayed-delivery" basis cannot exceed
      10% of the Fund's net assets.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to the 15% limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Zero-Coupon Securities. The Fund can invest without limit in zero-coupon securities. These debt obligations do not pay interest prior to their maturity date or else they do not start to pay interest at a stated
      coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuations in their value than securities that pay current interest. The Fund accrues the discount on zero-coupon bonds as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Portfolio Turnover. A change in the securities held by the Fund is known as
      "portfolio turnover." The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%). Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). In most cases, however, the Fund does not pay brokerage commissions on debt securities it buys. If the Fund realizes capital gains when it sells its portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions.

Temporary Defensive and Interim Investments. In times of unstable or adverse market, political or economic conditions, the Fund can invest up to
      100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally, such investments would be short-term municipal securities but could be U.S. government securities or highly-rated corporate debt securities. The income from some temporary defensive investments may  not be tax-exempt, and therefore to the extent the Fund invests in these securities, such investments might be inconsistent with the Fund's investment objective.
      Under normal market conditions, the Fund may also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of
      Fund shares. These are referred to as interim investments.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of the first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
      Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than
6 million shareholder accounts. The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
Manager an advisory fee, calculated on the daily net assets of the Fund, at an annual rate that declines on additional assets as the Fund grows: 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion, 0.46% on the next $3 billion, 0.45%
on the next $3 billion and 0.44% of average daily net assets over $8 billion.
For the calendar year ended December 31, 2007, under the fee schedule then in effect, was 0.46% of average annual net assets for each class of shares.

Effective September 1, 2007 the Fund pays the Manager an advisory fee at the following annual rate that declines as the Fund's assets grow:  0.54% of the first $100 million of average annual net assets of the Fund, 0.52% of the next $150 million, 0.47% of the next $1.75 billion, 0.46% of the next $3 billion, 0.45% of the next $3 billion, 0.44% of the next $6 billion and 0.42%
of average annual net assets over $14 billion.

A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment advisory contract is available in the Fund's Annual Report to shareholders for the year ended December 31, 2007.

 Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Ronald H. Fielding, Daniel G. Loughran, Scott
     S. Cottier, Troy E. Willis, Mark R. DeMitry, Marcus V. Franz and Michael
     L. Camarella, who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Fielding has been a Vice President and Senior Portfolio Manager of the Fund since January 1996.  Mr. Fielding has been a Senior Vice
     President of the Manager since January 1996.  He is the Chief
     Strategist, a Senior Portfolio Manager, an officer and a trader for the
     Fund and other Oppenheimer funds.

     Mr. Loughran has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since April 2001.  Mr.
     Loughran is a Senior Vice President of the Manager since July 2007 and had been a Vice President of the Manager since April 2001. He has been a portfolio manager with the Manager since 1999. He is team leader, a
     Senior Portfolio Manager, an officer and trader for the Fund and other
     Oppenheimer funds.

     Mr. Cottier has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since 2002.  Mr. Cottier has been a Vice President of the Manager since 2002.  He is a Senior Portfolio
     Manager, an officer and a trader for the Fund and other Oppenheimer funds.

     Mr. Willis has been Vice President of the Fund since October 2005 and a
     Senior Portfolio Manager of the Fund since 2005. He was an Associate
     Portfolio Manager of the Fund from 2003 to 2005. Mr. Willis has been an
     Assistant Vice President of the Manager since July 2005.  Prior to joining the Manager in 2003, Mr. Willis was a Corporate Attorney for
     Southern Resource Group from 1999 to 2003.  He is a Senior Portfolio
     Manager, an officer and a trader for the Fund and other Oppenheimer funds.

     Mr. DeMitry has been an Associate Portfolio Manager of the Fund and of the Manager since September 2006. Mr. DeMitry was a Research Analyst of the Manager from June 2003 to August 2006. He was a Credit Analyst of the Manager from July 2001 to May 2003. Mr. DeMitry is an Associate
     Portfolio Manager and a trader for the Fund and other Oppenheimer funds.

     Mr. Franz has been an Associate Portfolio Manager of the Fund and of the
     Manager since September 2006. Mr. Franz was a Research Analyst of the
     Manager from June 2003 to August 2006.  Mr. Franz is an Associate
     Portfolio Manager and a trader for the Fund and other Oppenheimer funds.

     Mr. Camarella is an Associate Portfolio Manager and was a Research
     Analyst for the Fund.  He has been a Research Analyst of the Manager since February 2006.  Mr. Camarella was a credit analyst of the Manager
     from June 2003 to January 2006.   Mr. Camarella is also a trader for the
     Fund and other Oppenheimer funds.

Additional information about the Fund's portfolio management team, regarding compensation, other accounts managed and their ownership of Fund shares is provided in the Statement of Additional Information.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B or Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investments is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

o     The minimum purchase amounts listed do not apply to omnibus accounts.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m.,
      Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

            The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. The Fund's assets generally trade in the over-the-counter market rather than on a securities exchange.
      Therefore, to determine net asset values, the Fund assets are generally valued at the mean between the bid and asked prices as determined by a pricing service. If the prices determined by the pricing service do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the price is received from the pricing service and before the time as of which the Fund's net asset values are calculated that day, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

            The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
      In determining whether prices received from the pricing services are reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers or events affecting securities markets (for example, a securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?"
      below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor and to present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, as described in "Who Can Buy Class Y Shares?" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduction in sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial
      intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the longer-term,  and do not expect to need access to your money for more than six years, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B and
      Class C asset-based sales charge described below and in the Statement of Additional Information. Also, checkwriting is not available on Class
      Y accounts or accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.25%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.80%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor or your financial intermediary when purchasing shares or the Transfer Agent or your financial intermediary when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of shares you or your spouse currently own or purchases you are currently making to the value of your Class A share purchase. You may count Class A,
         Class B and Class C shares of the Fund and other Oppenheimer funds and Class A, Class B, Class C, Class G and Class H units in adviser sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor. Your Class A
         shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b)
         plans and adviser sold Section 529 plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K Plans for the benefit of a sole proprietor).

         If you are buying shares directly from the Fund, you must inform the
         Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of
         Accumulation at the time of your purchase. You must notify the
         Distributor or your financial intermediary of any qualifying 529 plan holdings.

         To count eligible shares held in accounts at other firms,  you may be requested to provide the Distributor or your financial
         intermediary with a copy of all account statements showing current holdings of the Fund, other eligible Oppenheimer funds or qualifying
         529 plans,  as described above.   To determine which Class A sales
         charge rate you qualify for on your current purchase, the
         Distributor or financial intermediary through which you are buying shares will calculate the value of your eligible shares based on the current offering price.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds or Class A, Class B, Class C,
         Class G and Class H unit purchases in adviser sold Section 529 plans, for which the Manager or Distributor serves as the Program
         Manager or Program Distributor over a 13-month period. Purchases of
         Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions, purchases of Class A shares under the "reinvestment privilege" described below, and purchases of  Class A shares of Oppenheimer Money Market Fund, Inc.
         or Oppenheimer Cash Reserves on which a sales charge has not been paid, will not be counted as "qualified purchases" for satisfying the terms of a Letter. You must notify the Distributor or your financial intermediary of any qualifying 529 plan holdings.

         The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during the 13-month period. If you do not complete the purchases outlined in the Letter of Intent, the front-end sales charge you paid on your purchases will be
         recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's
         Transfer Agent for this purpose. Please refer to "How to Buy Shares
         - Letters of Intent" in the Fund's Statement of Additional
         Information for more complete information. You may also be able to apply the Right of Accumulation to these purchases.

         If you do not complete the purchases outlined in the Letter of
         Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you
         purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of
         Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent or financial intermediary to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for
         more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class
         A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
         This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.

o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors. These are described in greater detail in Appendix B to the Statement of
         Additional Information. The Fund's Statement of Additional
         Information may be ordered by calling 1.800.225.5677 or may be accessed through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (under the heading "I Want To," follow the hyperlink "Access Fund Documents" and click on the icon in the column "SAI" next to the Fund's name). A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (under the heading "Fund
         Information," click on the hyperlink "Sales Charge Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
Class A share purchases totaling $1 million or more of one or more of the
Oppenheimer funds. However, those Class A shares may be subject to a 0.75%
contingent deferred sales charge if they are redeemed within an 18 month
"holding period" measured from the beginning of the calendar month of their purchase. That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the amount of the concessions the Distributor paid on your purchases of the Fund's Class A shares.

The Distributor pays a concession from its own resources on certain purchases of Class A shares of one or more of the Oppenheimer funds that, in the aggregate, total $1 million or more. If purchases of the Fund's Class A shares are included in any such purchase, the Distributor will pay the concession on those Fund shares at the rate of 0.75% of their net asset value. A concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

Letters of Intent submitted prior to October 22, 2007 will be subject to the contingent deferred sales charge that was in effect at the time the Letter of
Intent was submitted and the Distributor will pay the concession that was applicable to those shares at the time. Unless otherwise agreed to by the
Distributor, the terms of any Letter of Intent submitted prior to October 22,
2007 will continue until its completion.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                   5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                             None
--------------------------------------------------------------------------------

In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for purchasing, redeeming, exchanging or transferring
Class Y shares held by institutional investors must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates are also permitted to purchase Class Y shares of the Fund.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts.
      Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Board of
      Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      Prior to March 1, 2007, the Distributor paid the first year's service fee in advance for shares purchased in grandfathered retirement plans and it retained the service fee from the Fund with respect to those shares during the first year after their purchase. After the shares were held by a grandfathered retirement plan for a year, the
      Distributor paid the ongoing service fee to the dealer of record on a periodic basis. For shares purchased in grandfathered plans on or after
      March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor may pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The
Manager and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund.
These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the
Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry
Regulatory Authority (FINRA), formerly known as the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of
Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have
Internet account transaction capability for your account, please call the
Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, by telephone or on the internet. You can also set up
Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for Class Y accounts or accounts holding shares that are subject to a contingent deferred sales charge.

o     All checks must be written for at least $500. Checks will not be accepted if they are written for less than $500, including  existing checks that indicate a $100 minimum.

o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

           Use the following address for regular mail:
                    OppenheimerFunds Services
                          P.O. Box 5270
                     Denver, Colorado 80217

Use one of the following addresses for courier or express mail:
Prior to October 10, 2008:               On or after October 10, 2008:
OppenheimerFunds Services                OppenheimerFunds Services
10200 East Girard Avenue                 12100 East Iliff Avenue
Building D                               Suite 300
Denver, Colorado 80231                   Aurora, Colorado 80014

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you acquire Class
B or Class C shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund. If you exchange
Class A shares subject to a contingent deferred sales charge of another
Oppenheimer fund for Class A shares of this Fund, the 18 month contingent deferred sales charge holding period applicable to Class A shares of this
Fund will apply. If you exchange Class A shares subject to a contingent deferred sales charge holding period of this Fund for Class A shares of another Oppenheimer fund, the holding period of the other Oppenheimer fund will normally apply.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

      A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire.
Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or the internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
      The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege.
      Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

      Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m.
      Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer
      Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer
      Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the
      Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
      "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

      While the Fund, the Distributor, the Manager and the Transfer Agent
      encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or
      "street name" accounts of a financial intermediary. Therefore the
      Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer
      Agent.

      However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.
      If evidence of possible excessive trading activity is observed by the
      Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the
      Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

   Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the
      Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than
Class A and Class Y. The Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually.
The Fund may make supplemental distributions of ordinary income and exempt-interest dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      Oppenheimer fund, if that fund is available for exchanges and if  you have an account established in that fund.

TAXES. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.
The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year, is available on the OppenheimerFunds website at www.oppenheimerfunds.com. Under the heading "I Want To," clink on the link "Access the Tax Center" and under the drop down menu for "Tax
Preparation Information," click the link "Municipal Income/Tax Preference
Percentage Tables." You will find a link to the Oppenheimer Municipal Fund
AMT Tax Percentages at the end of that page. This amount will vary from year to year.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Exempt-interest dividends earned by residents of New York should not be subject to federal, state, or local income taxes. The portion of the Fund's dividends that are attributable to income earned on other obligations (not
New York municipal securities) will normally be subject to New York State and
City personal income tax. Exempt-interest dividends attributable to income from New York municipal securities will generally be subject to state and local personal income taxes applicable to residents of other states.

      The Supreme Court's pending decision in the Department of Revenue v.
Davis case (see the section titled "Taxability Risk" in this prospectus) may impact the current tax treatment of income earned on in-state municipal securities versus out of state municipal securities. Furthermore, legislation affecting tax-exempt municipal securities is considered by the United States
Congress from time to time, and legislation affecting the exemption of interest or other income thereon for purposes of taxation by a state may be considered by a State's legislature.  Court proceedings may also be filed, the outcome of which could modify the tax treatment of a state's municipal securities.  There can be no assurance that legislation enacted or proposed, or actions by a court, after the date of issuance of a municipal security will not have an adverse effect on the tax status of interest or other income or the market value of that municipal security.  Please consult your tax adviser regarding pending or proposed federal and state tax legislation, the
Davis case and other court proceedings and other tax considerations.

     Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

      It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance. Such a determination may cause a portion of prior distributions to shareholder to be taxable to shareholders in the year of receipt

      The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG, LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

CLASS A      YEAR ENDED DECEMBER 31,                    2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   18.82    $   18.28    $   17.76    $   17.62    $   17.38
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .88 1        .93 1        .99 1       1.07 1       1.11
Net realized and unrealized gain (loss)                (1.17)         .55          .53          .16          .23
                                                   -------------------------------------------------------------------
Total from investment operations                        (.29)        1.48         1.52         1.23         1.34
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.86)        (.94)       (1.00)       (1.09)       (1.10)
                                                   -------------------------------------------------------------------

Net asset value, end of period                     $   17.67    $   18.82    $   18.28    $   17.76    $   17.62
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (1.59)%       8.33%        8.76%        7.25%        8.12%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $   8,541    $   7,979    $   5,937    $   4,699    $   4,228
----------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $   8,598    $   6,836    $   5,327    $   4,387    $   4,100
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.78%        5.05%        5.44%        6.09%        6.49%
Expenses excluding interest and fees on
short-term floating rate notes issued                   0.72%        0.72%        0.73%        0.72%        0.71%
Interest and fees on short-term floating rate
notes issued 4                                          0.71%        0.62%        0.46%        0.26%        0.26%
                                                   -------------------------------------------------------------------
Total expenses                                          1.43% 5      1.34% 5      1.19% 5      0.98% 5      0.97% 5,6
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   28%          17%          16%          10%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

                         71 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED DECEMBER 31,                     2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   18.80    $   18.26    $   17.75    $   17.60    $   17.36
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .72 1        .78 1        .83 1        .91 1        .96
Net realized and unrealized gain (loss)                (1.16)         .54          .52          .18          .23
                                                   -------------------------------------------------------------------
Total from investment operations                        (.44)        1.32         1.35         1.09         1.19
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.70)        (.78)        (.84)        (.94)        (.95)
                                                   -------------------------------------------------------------------

Net asset value, end of period                     $   17.66    $   18.80    $   18.26    $   17.75    $   17.60
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (2.41)%       7.39%        7.77%        6.40%        7.19%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $     591    $     906    $     955    $   1,073    $   1,231
----------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $     745    $     925    $   1,006    $   1,130    $   1,259
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.88%        4.20%        4.60%        5.23%        5.62%
Expenses excluding interest and fees on
short-term floating rate notes issued                   1.62%        1.60%        1.60%        1.59%        1.58%
Interest and fees on short-term floating rate
notes issued 4                                          0.71%        0.62%        0.46%        0.26%        0.26%
                                                   -------------------------------------------------------------------
Total expenses                                          2.33% 5      2.22% 5      2.06% 5      1.85% 5      1.84% 5,6
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   28%          17%          16%          10%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

                         72 | ROCHESTER FUND MUNICIPALS

CLASS C      YEAR ENDED DECEMBER 31,                    2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   18.79    $   18.25    $   17.74    $   17.59    $   17.36
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .71 1        .76 1        .82 1        .91 1        .96
Net realized and unrealized gain (loss)                (1.15)         .56          .53          .18          .22
                                                   -------------------------------------------------------------------
Total from investment operations                        (.44)        1.32         1.35         1.09         1.18
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.70)        (.78)        (.84)        (.94)        (.95)
                                                   -------------------------------------------------------------------

Net asset value, end of period                     $   17.65    $   18.79    $   18.25    $   17.74    $   17.59
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (2.39)%       7.40%        7.78%        6.40%        7.14%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $   1,514    $   1,256    $     712    $     498    $     443
----------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $   1,492    $     956    $     600    $     459    $     436
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.90%        4.15%        4.56%        5.22%        5.62%
Expenses excluding interest and fees on
short-term floating rate notes issued                   1.59%        1.58%        1.59%        1.59%        1.58%
Interest and fees on short-term floating rate
notes issued 4                                          0.71%        0.62%        0.46%        0.26%        0.26%
                                                   -------------------------------------------------------------------
Total expenses                                          2.30% 5      2.20% 5      2.05% 5      1.85% 5      1.84% 5,6
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   28%          17%          16%          10%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

                         73 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

CLASS Y      YEAR ENDED DECEMBER 31,                    2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   18.82    $   18.28    $   17.76    $   17.61    $   17.38
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .891         .95 1       1.01 1       1.10 1       1.14
Net realized and unrealized gain (loss)                (1.15)         .55          .54          .17          .21
                                                   ----------------------------------------------------------------
Total from investment operations                        (.26)        1.50         1.55         1.27         1.35
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.89)        (.96)       (1.03)       (1.12)       (1.12)
                                                   ----------------------------------------------------------------

Net asset value, end of period                     $   17.67    $   18.82    $   18.28    $   17.76    $   17.61
                                                   ================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (1.44)%       8.45%        8.93%        7.50%        8.16%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $      56    $      22    $      11    $       8    $       9
-------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $      44    $      16    $      10    $       8    $      11
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.91%        5.14%        5.59%        6.27%        6.79%
Expenses excluding interest and fees on
short-term floating rate notes issued                   0.56%        0.60%        0.58%        0.55%        0.61%
Interest and fees on short-term floating rate
notes issued 4                                          0.71%        0.62%        0.46%        0.26%        0.26%
                                                   ----------------------------------------------------------------
Total expenses                                          1.27% 5      1.22% 5      1.04% 5      0.81% 5      0.87% 5
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   28%          17%          16%          10%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

INFORMATION AND SERVICES

For More Information on Rochester Fund Municipals
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.551.8090.  Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-3614

PR0365.001.0408
Printed on recycled paper

                          Appendix to Prospectus of
                          ROCHESTER FUND MUNICIPALS

      Graphic material included in the prospectus of Rochester Fund
Municipals under the heading:  "Annual Total Returns (Class A) (as of
December 31 each year)."

      A bar  chart  will be  included  in the  prospectus  of  Rochester  Fund
Municipals  (the "Fund")  depicting the annual total returns of a hypothetical investment  in  Class A shares  of the  Fund for each of the last 10  calendar years,  without  deducting  sales  charges or taxes.  Set forth  below are the relevant data points that will appear in the bar chart:

               ------------------------------------------------------
                                                Rochester Fund
                  Calendar Year Ended:            Municipals
               ------------------------------------------------------
               ------------------------------------------------------

               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/98                    6.52%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/99                    -5.51%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/00                    11.93%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/01                    5.14%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/02                    5.46%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/03                    8.12%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/04                    7.25%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/05                    8.76%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/06                    8.33%
               ------------------------------------------------------
               ------------------------------------------------------

                        12/31/07                    -1.59%

               ------------------------------------------------------

Rochester Fund Municipals
6803 S. Tucson Way, Centennial, CO 80112

1.800.CALL OPP (225.5677)

Statement of Additional Information dated April 29, 2008

This Statement of Additional Information  is not a prospectus. This document contains additional information about the Fund and supplements information in the prospectus dated April 29, 2008. It should be read together with the prospectus, which may be obtained by writing to the Fund's transfer agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 (the
"Transfer Agent") or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks...
     The Fund's Investment Policies.....................................
     Municipal Securities...............................................
     Other Investment Techniques and Strategies.........................
     Other Investment Restrictions......................................
     Disclosure of Portfolio Holdings...................................

How the Fund is Managed.................................................
     Organization and History...........................................
     Board of Trustees and Audit Committee..............................
     Trustees and Officers of the Fund..................................
     The Manager........................................................

Brokerage Policies of the Fund..........................................
Distribution and Service Plans..........................................
Payments to Fund Intermediaries.........................................
Performance of the Fund.................................................

About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How to Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.................
Financial Statements ...................................................

Appendix A: Municipal Bond Ratings Definitions..........................A-1
Appendix B: Special Sales Charge Arrangements and Waivers...............B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective, principal investment policies and main risks of the
Fund are described in the prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc., (the "Manager") can select for the Fund. Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses will vary over time. The
Fund is not required to use all of the investment techniques and strategies described in this Statement of Additional Information in seeking its goal. It may use some of the investment techniques and strategies at some times or not at all. The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the
Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the prospectus under "What Does the Fund Mainly
Invest In?" and "About the Fund's Investments." The Fund may from time to time invest in municipal securities other than New York municipal securities.
For example, to seek a higher yield, the Fund may invest in municipal securities issued by other states and their respective political subdivisions. Although any interest from these securities generally would be exempt from federal income tax, any such interest may be subject to New York
State and New York City personal income tax. Nonetheless, the Fund does not expect to invest a significant portion of its assets in securities other than
New York municipal securities.

      Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds. Long-term municipal securities which have a maturity of more than one year (when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are
"general obligation" bonds and "revenue" bonds (including "industrial development" and "private activity" bonds). They may have fixed, variable or floating rates of interest, or may be "zero-coupon" bonds, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return. In turn, that could reduce the Fund's yield.

o     General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any,  for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source such as a state's or local government's proportionate share of the tobacco Master Settlement Agreement, as described below under the section titled "Tobacco Related Bonds." Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities;
colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         Private Activity Bonds. The Tax Reform Act of 1986 amended and reorganized, the rules under the Internal Revenue Code of 1986, as amended
(the "Internal Revenue Code"), governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or,
"industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds were held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to such shareholders.

      |X|   Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

o     Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.
o     Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

o     Miscellaneous, Temporary and Anticipatory Instruments. These
instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements such as receipt of anticipated federal, state or other grants or aid, passage of increased legislative authority to issue longer term instruments or obtaining other refinancing.

|X|   Auction Rate Securities.  Auction rate securities are municipal debt instruments with long-term nominal maturity for which the interest rate is reset at specific shorter frequencies (typically every 7-35 days) through a
"dutch" auction process.  A dutch auction is a competitive bidding process used to determine rates on each auction date.  In a dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent.  The winning bid rate is the rate at which the auction
"clears", meaning the lowest possible interest rate at which all the securities can be sold at par.  This "clearing rate" is paid on the entire issue for the upcoming period and includes current holders of the auction rate securities.  Investors who bid a minimum rate above the clearing rate receive no securities, while those whose minimum bid rates were at or below the clearing rate receive the clearing rate for the next period.

While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities.  Auction rate securities may be subject to changes in interest rates, including decreased interest rates.  Failed auctions may impair the liquidity of auction rate securities.

      |X|   Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain financing to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. If they are illiquid, their purchase by the Fund will be subject to the percentage limitations on the Fund's investments in illiquid securities described in the prospectus and below in "Illiquid and Restricted
Securities."  That limitation does not apply to a municipal lease obligation that the Manager has determined to be liquid under guidelines set by the
Board of Trustees and that has received an investment grade rating from a nationally-recognized rating organization.

      Those Board guidelines require the Manager to evaluate, among other things:
o     the frequency of trades and price quotations for the obligation;
o     the number of dealers willing to purchase or sell the securities and the number of potential buyers;
o     the willingness of dealers to undertake to make a market in the obligation;
o     the nature of the marketplace trades for the securities;
o     the likelihood that the marketability of the obligation will continue while the Fund owns it; and
o     the likelihood that the municipality will continue to appropriate funding for the leased property.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      To reduce the risk of "non-appropriation," the Fund will not invest more than 10% of its total assets in municipal leases that contain
"non-appropriation" clauses. Also, the Fund will invest in leases with non-appropriation clauses only if certain conditions are met:

o     the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of a municipality,
o     appropriate covenants are obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated,
o     the lease obligor has maintained good market acceptability in the past,
o     the investment is of a size that will be attractive to institutional investors, and
o     the underlying leased equipment has elements of portability and/or use that enhance its marketability if foreclosure is ever required on the underlying equipment.

      Municipal leases may be subject to an "abatement" risk. The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage or destruction of the leased property interferes with the lessee's use of the property. In some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve funds for lease payments.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of non-appropriation, municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.
While the Fund holds these securities, the Manager will evaluate their credit quality and the likelihood of a continuing market for them.

      Subject to the foregoing percentage limitations on investments in illiquid securities, the Fund may invest in a tax-exempt lease only if the following requirements are met:
o     the Fund must receive the opinion of issuer's legal counsel that the tax-exempt obligation will generate interest income that is exempt from federal and New York State income taxes; that legal counsel must be experienced in municipal lease transactions;
o     the Fund must receive an opinion that, as of the effective date of the lease or at the date of the Fund's purchase of the obligation (if that occurs on a date other than the effective date of the lease), the lease is the valid and binding obligation of the governmental issuer;
o     the Fund must receive an opinion of issuer's legal counsel that the obligation has been issued in compliance with all applicable federal and state securities laws;
o     the Manager must perform its own credit analysis in instances where a credit rating has not been provided for the lease obligation by a national rating agency;
o     if a particular exempt obligation is unrated and, in the opinion of the
         Manager, not of investment- grade quality, then at the time the Fund makes the investment the Manager must include the investment within the Fund's illiquid investments; it will also be subject to the
         Fund's overall limitation on investments in unrated tax-exempt leases.

      Municipal lease obligations are generally not rated by rating organizations. In those cases the Manager must perform its own credit analysis of the obligation. In those cases, the Manager generally will rely on current information furnished by the issuer or obtained from other sources considered by the Manager to be reliable.

TOBACCO RELATED BONDS. The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The
MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown &
Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the
MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

|X|   Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA
Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the
MSA and a state appropriation pledge.

These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Fund considers the STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

      Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

      To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states'
MSA-related legislation. In these two cases, certain decisions by the U.S.
Court of Appeals for the Second Circuit have created heightened uncertainty because that court's interpretation of federal antitrust immunity and
Commerce Clause doctrines, as applied to the MSA and the states' MSA-related legislation. That Court's interpretation appear to conflict with interpretations by other courts which have rejected challenges to the MSA and the states' MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds.
The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states' MSA-related legislation.

      Grand River and Freedom Holdings.   Both cases are pending in the U.S.
District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

      The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10,
2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New
York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce
Clause of the U.S. Constitution and (3) an injunction permanently enjoining the enforcement of New York's MSA-related legislation.

      To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the MSA and/or result in the complete loss of the Fund's outstanding investment.

      A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the Fifth
Circuit vacated the district court's dismissal of the plaintiffs' complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California, Louisiana,
Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in
Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

      Litigation Seeking Monetary Relief from Tobacco Industry Participants.
The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as
"secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

      The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

      The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.
In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact
(and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

      |X|   Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service ("Moody's"), Standard &
Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.
("Standard and Poor's") and Fitch Ratings Ltd. "" represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Credit ratings typically evaluate the safety of municipal and interest payments, not market risk. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced below the minimum required to enable the
Fund to buy it. Neither event requires the Fund to sell a security, but the
Manager will consider those events in determining whether the Fund should continue to hold that security. If ratings given by Moody's, Standard &
Poor's, or another rating organization change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a "AAA"-rated security.

      A list of the rating categories of Moody's, Standard & Poor's and Fitch
Ratings Ltd. for municipal securities is contained in Appendix A to this
Statement of Additional Information. The Fund also purchases securities that are unrated by nationally-recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.
However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      In evaluating the credit quality of a particular security, whether it is rated or unrated, the Manager will normally take into consideration a number of factors. Among them are the financial resources of the issuer, or the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation and the degree of community support for it, the capabilities of the issuer's management and regulatory factors affecting the issuer and the particular facility.

o     Special Risks of Lower-Grade Securities. Lower-grade securities, commonly called "junk bonds," may offer higher yields than securities rated in investment grade rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be more difficult to value and harder to sell at an acceptable price. These additional risks mean that the Fund might not receive the anticipated level of income from these securities, and the Fund's net asset value could be affected by declines in the value of lower-grade securities. However, because the added risk of lower-grade securities might not be consistent with the portion of the Fund's objective to seek preservation of capital, the Fund limits its investments in lower-grade securities to not more than 25% of its tax-exempt investments
(including New York municipal securities).

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are considered investment grade, they may be subject to special risks and have some speculative characteristics. The Fund will not invest more than 5% of its net assets in the securities of any one issuer if the securities are rated "B" or below by a national rating organization or are given a comparable rating by the Manager.

Special Investment Considerations - New York Municipal Securities. As
described in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of New York State and its subdivisions, agencies and instrumentalities or authorities, including New York City, which issue the municipal securities in which the Fund invests.  The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New York municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New York municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New York municipal securities, as well as from other publicly available documents.
Such information has not been independently verified by the Fund, and the
Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State of New York
(the "State") that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State of New York. Such an official statement, together with any updates or supplements thereto, may generally be obtained upon request to the Division of Budget of the State of
New York.

The New York State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The
State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy.

Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The financial activities sector share of total wages is particularly large for the State relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector. Important industry sectors in the State include the following:
o  Services. The services industries includes professional and business services, private education and healthcare, leisure and hospitality services, and other services. These industries account for more than four of every ten nonagricultural jobs in New York, and account for a higher proportion of total jobs than the rest of the nation.
o  Manufacturing. Manufacturing employment continues to decline in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, which hosts high concentrations of manufacturers of transportation and other types of equipment.
o  Trade, Transportation & Utilities. The trade, transportation, and utilities sector accounts for the largest component of State nonagricultural employment, but only the fourth largest when measured by wage share. This sector accounts for slightly less employment and wages for the State than for the nation.
o  Financial Activities. New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes more than one-fifth of total wages.
o  Agriculture. Farming is an important part of the economy in rural areas, although it constitutes only about 0.2 percent of total State output.
Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation's leaders in the production of these commodities.

o  Government. Federal, State and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one half of total State and local government employment.
Impact of Recent Economic Events on the New York State Financial Plan. The
national economic slowdown is having a significant impact on the New York
State economy. Since January 2008, the national economic situation has continued to deteriorate and the risk of a recession has increased. A weaker national economy and more severe financial sector woes are projected to negatively affect the New York State economy as well. In view of recent events including continuing write-downs related to mortgage-backed securities and credit tightening the Division of the Budget ("DOB") has lowered its U.S.
forecasts for corporate profits, equity market prices, employment growth, and wages in calendar year 2008. Additionally, as of February 2008 a significant number of auction rate municipal bonds have failed to attract buyers, including certain bonds backed by the State, resulting in "failed auctions"
and a resetting of the periodic rates to rates in excess of that which would otherwise prevail in the short term market. The auction failures have affected municipal issuers throughout the nation. The failed auctions generally do not reflect the credit strength of individual issuers, but reflect concerns relating to bond insurers that have insured such auction rate bonds as well as changes in the operation of the auction rate market itself. As a result of these failed auctions, governmental issuers are experiencing significantly higher debt service costs on auction rate bonds and bondholders are experiencing significantly less liquidity than anticipated. The likely duration of the disruption in the auction rate securities market is uncertain.

The impact of the current credit market crisis on State wages is projected to be greatest in the first quarter of 2008. The credit crunch could have a more harmful effect on the New York State economy than on the nation as a whole given New York City's status as an international financial center. State economic growth is expected to be slow in 2008, but not expected to approach a recession. Tourism and trade are expected to continue to be bolstered by the weak dollar, particularly in New York City and those areas bordering
Canada. The credit crunch and expected decline in finance and insurance sector bonuses, together with slowing job growth, is expected to result in significantly lower wage growth during 2008. DOB is projecting total wage growth of 3.3% for 2008.
The State's Fund Structure. The State accounts for all of its spending and revenues by the fund in which the activity takes place (such as the General
Fund), and the broad category or purpose of that activity (such as State
Operations). State Fund types include:
o  The General Fund. The General Fund, one of the four GAAP-defined governmental fund types, is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources.
o  Special Revenue Funds ("SRFs"). SRFs, one of the four GAAP-defined governmental fund types, account for the proceeds of specific revenue sources
(other than expendable trusts or major capital projects), that are legally restricted to specified purposes.
o  Federal SRFs. SRFs that receive Federal grants.
o  Capital Projects Funds. Capital Projects Funds, one of the four
GAAP-defined governmental fund types, account for financial resources of the
State to be used for the acquisition or construction of major capital facilities (other than those financed by SRFs, Proprietary Funds and
Fiduciary Funds).
o  Debt Service Funds ("DSFs"). DSFs, one of the four GAAP-defined governmental fund types, account for the accumulation of resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.
The State Constitution requires the Governor to submit an Executive Budget that is balanced in the General Fund which receives the majority of State taxes.

State Budget Process. The State budget process begins with the Governor's submission of the Executive Budget to the Legislature each January, in preparation for the start of the fiscal year on April 1.
In acting on the bills submitted by the Governor, the Legislature has certain powers to alter the recommended appropriations and proposed changes to existing law. The Legislature may strike out or reduce an item of appropriation recommended by the Governor. The Legislature may add items of appropriation, provided such additions are stated separately. These additional items are then subject to line-item veto by the Governor. If the
Governor vetoes an appropriation or a bill (or a portion thereof) related to the budget, these items can be considered in accordance with the rules of each house of the Legislature. If approved by two-thirds of the members of each house, such items will become law notwithstanding the Governor's veto.
Once the appropriation bills and other bills become law, the DOB revises the
State Financial Plan to reflect the Legislature's actions, and begins the process of implementing the budget.

2007-08 Enacted Budget Financial Plan. The State finalized the Enacted Budget for 2007-08 on April 1, 2007. The Governor did not veto any legislative additions. The General Fund is balanced on a cash basis, with annual spending projected to grow by $2.1 billion (4.1 percent) from 2006-2007 levels, which includes substantial increases in aid to public schools. The growth in spending is moderated by cost containment initiatives that reduce the overall rate of growth in health care spending. The General Fund, Special Revenue
Funds, Capital Projects Funds and Debt Service Funds (the "Governmental
Funds") spending, which includes Federal aid, is estimated at $120.7 billion, an increase of $7.9 billion (7.0 percent) from 2006-07. Consistent with the
Executive Budget recommendations, the Enacted Budget establishes $1.2 billion in flexible reserves that are planned to help balance future budgets. The
General Fund is projected to have a closing balance of $3.0 billion in
2007-08, a slight decrease from 2006-07 results. The balance consists of $1.2 billion in undesignated reserves and $1.8 billion in reserves for designated purposes.

Entering the 2007-08 budget cycle, the State estimated a budget imbalance of
$1.6 billion in 2007-08 and gaps in the range of $3 billion to $6 billion in future years. The Governor's Executive Budget, if enacted in its entirety, would have eliminated the 2007-08 imbalance and left gaps of $2.3 billion in
2008-09, $4.5 billion in 2009-10 and $6.3 billion in 2010-11. The Enacted
Budget Financial Plan, which incorporates both the Legislature's modifications to Executive recommendations and revisions to current service receipts and spending estimates, is also balanced in 2007-08, with gaps somewhat greater than those forecast at the time of the Executive Budget.
The Enacted Budget includes a number of substantive fiscal and policy actions. These include:
o  School Aid. A new Foundation Aid formula is enacted in permanent law that bases the amount of School Aid on a district's educational needs and its ability to provide local support for education. Under the Foundation Aid formula, approximately 72 percent of the aid increase will go to high-needs districts.
o  School Tax Relief (STAR). The Enacted Budget expands the STAR program, providing a new benefit that is targeted to middle class taxpayers.
o  Expanded access to health care for children. Access to health insurance coverage is made available for the 400,000 children that are without coverage in the State.
o  Investment in stem cell research. Provides initial funding for stem cell research.
o  Increased deposits in reserves. The Enacted Budget finances deposits of
$250 million to the Debt Reduction Reserve and $175 million to the new Rainy
Day Reserve. In January 2007, the State created a new State Rainy Day Reserve into law that has an authorized balance of 3 percent of General Fund spending. It may be used to respond to an economic downturn or catastrophic event.
To finance the initiatives and eliminate the "current services" imbalance, the Enacted Budget Financial Plan includes $3.5 billion in savings and the use of prior-year surpluses including:
o  Savings of $2.0 billion in spending restraint of which more than $1 billion will slow growth in Health, Medicaid and Mental Hygiene spending.
o  Approximately $450 million in loophole-closing revenue actions, which is partially offset by $150 million in revenue reductions from broad-based business tax cuts.
o  About $1.0 billion from the use of prior-year surplus moneys.
The Enacted Budget maintains reserves of $3.0 billion in 2007-08, comparable to the level at the close of 2006-07. Reserves equal roughly 5.7 percent of projected General Fund spending. The Enacted Budget includes an initial deposit of $175 million to the new Rainy Day Reserve that may be used to respond to an economic downturn or catastrophic event and a $250 million deposit to the State's Debt Reduction Reserve that will be used to eliminate high-cost debt. The reserves also include amounts in the Tax Stabilization
Reserve Fund ($1.03 billion), $1.2 billion in a flexible reserve that is planned to lower the outyear budget gaps, and $353 million in the Community
Projects Fund to finance existing legislative "member item" appropriations.
The balance of this Enacted Budget Financial Plan describes the information presented in this synopsis in more detail in the May 8, 2007 Annual
Information Statement of the State of New York which is available on the DOB website, www.budget.state.ny.us.

According to a third quarterly update to the 2007-08 Enacted Budget dated
January 30, 2008, despite the continued slowdown in economic growth reflected in the updated revenue forecast, DOB projects that the General Fund will remain in balance in 2007-08. Lower than expected local aid payments and operational savings across all State agencies, along with the use of reserves as planned to finance labor settlements, are expected to be sufficient to cover the expected revenue decline. DOB projected that the State will end the
2007-08 fiscal year with a General Fund balance of $2.6 billion.

2008-09 Executive Budget. On February 12, 2008, the Governor submitted amendments to the 2008-09 Executive Budget (the "21-day Amendments"), as
authorized by the State Constitution. Also on February 12, 2008, the DOB
issued an updated Executive Budget Financial Plan that reflected the impact of (a) the Governor's 21-day Amendments and (b) revisions to the revenue and spending forecasts based on actual operating results through January 2008 and updated information on economic, revenue, and spending trends. DOB projects finance and insurance sectors will remain essentially flat in 2008-09 and that the volume of taxable capital gains realized by State taxpayers in 2008 will decline by 9.4 percent from 2007 levels. DOB reduced its General Fund revenue forecast from $56.3 billion to $56.0 billion, a reduction of $358 million, with the most significant reductions taken in the projections for the personal income tax and business taxes. The revenue forecasts for subsequent years have also been lowered by approximately $500 million annually, from $58.7 billion to $58.2 billion in 2009-10, from $61.3 billion to $60.8 billion in 2010-11, and from $64.5 billion to $64.0 billion in
2011-12.

In response to the deterioration in the revenue forecast, the Governor recommended a package of savings actions that, along with re-estimates in certain program spending based on updated information, will maintain a balanced budget in 2008-09 without the use of additional reserves and hold the projected future budget gaps at management levels.

Debt and Other Financing Activities. The indebtedness of the state may be classified as State-supported debt and State-related debt.

State-supported debt includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the
State's legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the
Legislature.

o  General Obligation Debt. General obligation debt is debt to which the full faith and credit of the state has been pledged. Under New York's
Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. Under the State Constitution, the State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. General obligation debt is currently authorized for transportation, environment and housing purposes.
The amount of general obligation bonds issued in the 2006-07 fiscal year
(excluding refunding bonds) was $180 million, and as of March 31, 2007, the total amount of general obligation debt outstanding was $3.3 billion. The
2007-08 Enacted Budget projects that about $358 million in General Obligation
Bonds will be issued in 2007-08.

o  State-Supported Lease-Purchase and Contractual-Obligation Financings. The
State utilizes certain long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities where debt service is payable by the State, but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance certain payments to local governments, various capital programs, including those which finance the State's highway and bridge program, SUNY and CUNY educational facilities, health and mental hygiene facilities, prison construction and rehabilitation, economic development projects, State buildings and housing programs, and equipment acquisitions, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Debt service payable to certain public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the
State or from dedicated tax and other sources (e.g., State personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments.
State-related debt includes State-supported debt referenced above, as well as moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and
State appropriations are contingent in that they may be made and used only under certain circumstances, moral obligations financings and
State-guaranteed debt (to which the full faith and credit of the State has been pledged).

o  Contingent Contractual-Obligation Financing. The State may also enter into statutorily authorized contingent contractual-obligation financings under which the State may enter into service contracts obligating it to pay debt service on bonds, subject to annual appropriation, in the event there are shortfalls in revenues from other non-State resources pledged, or otherwise available, to pay the debt service on the bonds. The State has never been required to make any payments, and does not expect to make payments, under this financing arrangement in the 2007-08 fiscal year.

o  Moral Obligation Financings. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a payment default on any moral obligation debt of any public authority. The State does not intend to increase statutory authorizations for moral obligation bond programs. The
State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2007-08 fiscal year.

o  State-Guaranteed Financings. Pursuant to specific constitutional authorization, the State may also directly guarantee certain public authority obligations. The only current authorization provides for the State guarantee of the repayment of certain borrowings for designated projects of the New
York State Job Development Authority. The State has never been called upon to make any direct payments pursuant to any such guarantees and does not anticipate that it will be called upon to make any payments pursuant to the
State guarantee in the 2006-07 fiscal year. Payments of debt service on
State-guaranteed bonds and notes are legally enforceable obligations of the
State.

The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Public Authorities. The fiscal stability of the State is related in part to the fiscal stability of its public authorities, namely public benefit corporations, created pursuant to State law, other than local authorities.
Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations, particularly those using State-supported or
State-related debt financings.

As of December 31, 2006, there were 19 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was approximately $129 billion, only a portion of which constitutes
State-supported or State-related debt.

New York City. The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the Federal government may reduce (or in some cases eliminate)
Federal funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that New York City, other localities, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate
State assistance.

Other New York Risk Factors. When compared with the average ratings among other states of full faith and credit state debt obligations, the credit risk associated with obligations of the state of New York and its agencies and authorities, including general obligation and revenue bonds, "moral obligation" bonds, lease debt, appropriation debt and notes is somewhat higher than average. Moreover, the credit quality of such obligations may be more volatile insofar as the state's credit rating has historically been upgraded and downgraded much more frequently than most other states.
The combined state and local taxes of residents of the State, and particularly of residents of New York City, are among the highest in the country, which may limit the ability of the state and its localities to raise additional revenue. In addition, combined state and local debt per capita in the State is significantly above the national average and debt service expenditures have represented an increasing claim on state and local budgets.
Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial conditions of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of New York municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the state of New York, and there is no responsibility of the part of the state of New York to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New
York, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth above is intended only as a general summary and not a discussion of any specific factors that may affect any particular issuer of
New York municipal securities.

      Other U.S. Territories, Commonwealths and Possessions. The Fund also invests in municipal securities issued by certain territories, commonwealths and possessions of the United States that pay interest that is exempt (in the opinion of the issuer's legal counsel when the security is issued) from federal income tax and NY State and NY City personal income tax.

      Therefore, the Fund's investments could be affected by the fiscal stability of, for example, Puerto Rico, Virgin Islands or Guam. The following info on risk factors in those jurisdictions is only a summary, based on publicly-available official statements relating to offerings by issuers of these jurisdictions. No representation is made as to the accuracy of this information.

Puerto Rico Risk Factors

      Certain of the bonds in the fund may be general obligations and/or revenue bonds of issuers located in the Commonwealth of Puerto Rico. These bonds may be affected by political, social and economic conditions in Puerto
Rico. The following is a brief summary of factors affecting the economy of the Commonwealth of Puerto Rico and does not purport to be a complete description of such factors.

       The dominant sectors of the Puerto Rico economy are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher wage, high technology industries, such as pharmaceuticals, biotechnology, electronics, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The services sector, including finance, insurance, real estate, wholesale and retail trade, and tourism, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment.

      The economy of Puerto Rico is closely linked to the United States economy. Factors affecting the United States economy usually have a significant impact on the performance of the Puerto Rico economy. These factors include exports, direct investment, the amount of federal transfer payments, the level of interest rates, the level of oil prices, the rate of inflation, and tourist expenditures.

      There can be no assurance that current or future economic difficulties in the United States or Puerto Rico and the resulting impact on Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations held by the fund or the ability of particular issuers to make timely payments of debt service on these obligations.

Guam Risk Factors

      Certain of the bonds in the Fund may be general obligations and/or revenue bonds of issuers located in Guam. These bonds may be affected by political, social and economic conditions in Guam.

      Guam, the westernmost territory of the U.S., is located 3,700 miles to the west-southwest of Honolulu, Hawaii and approximately 1,500 miles southeast of Japan. Guam's economy is heavily dependent upon the U.S.
military and tourism, particularly from Japan. Tourism has represented the primary source of Guam's economy for over twenty years. The number of tourists visiting Guam has fluctuated in recent years due to natural disasters, fluctuations in the Japanese yen, and the events of September 11,
2001 in the United States.

      Public sector employment in Guam is significant with approximately 26%
of the labor force working for the local government or in federal jobs in
March 2006. The rest of the labor force works in the private sector. Major private sector employment categories include construction, transportation and public utilities, retail trade and services. Recent world events have increased recognition of Guam's strategic military value. The future for increased U.S. military presence and increased construction in Guam is optimistic, and while Guam will probably not see increases in civil service employment, increased military activity is expected to sustain and grow the
Guam economy in the years to come.

United States Virgin Islands Risk Factors

      Certain of the bonds in the Fund may be general obligations and/or revenue bonds of issuers located in the U.S. Virgin Islands. These bonds may be affected by political, social and economic conditions in the U.S. Virgin
Islands.

The principal islands of the U.S. Virgin Islands are St. Thomas, St. John,
St. Croix, and Water Island. The islands are located 1,075 miles from Miami, and about 1,600 miles southeast of New York City. In July 2005, the population of the U.S. Virgin Islands was estimated at 108,708.

      Tourism is the largest industry in the U.S. Virgin Islands and represents the largest segment in the private sector. The U.S. Virgin Islands received 2.6 million visitors in 2004, and 2005. Circumstances which negatively impact the tourism industry, such as natural disasters, economic difficulties, political events in the United States, and to a lesser extent other countries, could have a negative impact on the overall economy of the
U.S. Virgin Islands.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below. The Fund is not required to use all of these strategies at all times, and at times may not use any of them.

      |X|   Floating Rate and Variable Rate Obligations. Variable rate demand obligations, a form of derivative investments, may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of the backing provided by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to the Fund' limitations on investments in illiquid securities.

      |X|   Inverse Floaters.  The Fund invests in "inverse floaters" which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. The Fund can invest up to 20% of its total assets in inverse floaters (which includes the effects of leverage).

     Most of the inverse floaters the Fund buys are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a broker-dealer which deposits it into a trust. The trust divides the fixed-rate security into two floating rate securities: (i) a short-term tax-free floating rate security paying interest at rates that usually reset daily or weekly, typically with the option to be tendered for par value on each reset date, and (ii) a residual interest (the "inverse floater") that is a long-term tax-free floating rate security, sometimes also referred to as a
"residual interest certificate." The inverse floater pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. The terms of the inverse floaters in which the Fund invests grant the Fund the right to  require a tender of the short-term floating rate securities, upon payment of the principal amount due to the holders of the short-term floating rate notes issued by the trust and certain other fees.
The Fund may then require the trust to exchange the underlying fixed-rate security for the short-term floating rate security and the inverse floater that the Fund owns.

     The Fund may also purchase inverse floaters created when another party transfers a fixed-rate municipal security to a trust. The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some circumstances, the Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

     Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

      Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above-market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under such an agreement, on liquidation of the trust, the Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. The Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a
"shortfall and forbearance" agreement would expose the Fund to the risk that it may be required to make the payment described above, the Fund may receive higher interest payments than under a typical inverse floater.

      An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

      Under applicable financial accounting standards however, the transfer of the security is considered a form of secured borrowing for financial reporting purposes. This accounting treatment does not apply to inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

Percentage of LIBOR Notes (PLNs).  The Fund may invest in Percentage of LIBOR
Notes ("PLNs") which are variable rate municipal securities based on the
London Interbank Offered Rate ("LIBOR"), a widely used benchmark for short-term interest rates and used by banks for interbank loans with other banks.  The PLN typically pays interest based on a percentage of a LIBOR rate for a specified time plus an established yield premium.  Due to their variable rate features, PLNs will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline.  In times of substantial market volatility, however, the PLNs may not perform as anticipated.  The value of a PLN also may decline due to other factors, such as changes in credit quality of the underlying bond.

The Fund also may invest in PLNs that are created when a
broker-dealer/sponsor deposits a municipal bond into a trust created by the sponsor.  The trust issues a percentage of LIBOR floating rate certificate
(i.e., the PLN) to the Fund and a residual interest certificate to third parties who receive the remaining interest on the bond after payment of the interest distribution to the PLN holder and other fees.

Because the market for PLNs is relatively new and still developing, the
Fund's ability to engage in transactions using such instruments may be limited.  There is no assurance that a liquid secondary market will exist for any particular PLN or at any particular time, and so the Fund may not be able to close a position in a PLN when it is advantageous to do so.

      |X| Other Derivative Investments. The Fund can invest in other
municipal derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples include, but are not limited to interest rate swaps, or municipal bond or swap indices. Certain derivatives, such as options, futures, index securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X|   Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund may:

o     buy puts on securities, or
o     write covered calls on securities. Covered calls can also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The particular options the Fund can use are described below. The Fund may employ other hedging instruments and strategies in the future, if those investment methods are consistent with the Fund's investment objective, are permissible under applicable regulations governing the Fund and are approved by the Fund's Board of Trustees.

o     Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

      |X|   Writing Covered Call Transactions. The Fund may write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:

(1)   Calls the Fund sells must be listed on a national securities exchange.
(2)   Each call the Fund writes must be "covered" while it is outstanding.
              That means the Fund must own the investment on which the call was written.
(3)   As an operating policy, no more than 5% of the Fund's net assets will be invested in options transactions.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's custodian bank, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

Purchasing Puts and Calls. The Fund may buy calls only on securities that relate to securities the Fund owns, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It can also buy calls to close out a call it has written, as discussed above.  Calls the Fund buys must be listed on a securities or commodities exchange, or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold
(whether or not at a profit), it will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment.  Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the
Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.
If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

o     Risks of Hedging with Options. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns. The Fund could also experience losses if the prices of its options positions were not correlated with its other investments.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is in the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.
Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash
(that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses. A Fund might experience losses if it could not close out a position because of an illiquid market for an option.

     |X| Interest Rate Swap Transactions.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund cannot enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

     Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the
Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o     Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity
Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor
(as they may be amended from time to time), and as otherwise set forth in the
Fund's prospectus or this Statement of Additional Information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      When the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

|X|   When-Issued and Delayed-Delivery Transactions. Subject to the Fund's
fundamental policy as stated in the prospectus, the Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" or "forward commitment" basis. "When-issued" or
"delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund may engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid securities with a value at least equal to the purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities. The Fund can invest without limit in zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   Puts and Standby Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax-exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

     |X|  Repurchase  Agreements.  The Fund may  acquire  securities  subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund  shares,  or  pending  the  settlement  of  portfolio  securities.  In a repurchase  transaction,  the Fund acquires a security from, and  simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale  price  exceeds  the  purchase  price  by  an  amount  that  reflects  an agreed-upon  interest rate  effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.  commercial  banks,  U.S.
branches of foreign banks or broker-dealers  that have been designated a primary dealer in government  securities,  which meet the credit requirements set by the
Fund's  Manager  from  time to time.  The  Manager  will  monitor  the  vendor's creditworthiness  to  confirm  that the  vendor  is  financially  sound and will continuously monitor the collateral's value.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund cannot invest more than 20% of its total assets in taxable repurchase agreements offering taxable income.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940, as amended (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X|   Illiquid and Restricted Securities.  The Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the prospectus.  The Manager determines the liquidity of certain of the Fund's investments and monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions or maintain adequate liquidity. The Manager takes into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  Illiquid securities include repurchase agreements maturing in more than seven days.

|X|      The Fund may also acquire restricted security through private placements. Those securities have contractual restrictions on their public resale.  Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      |X|   Borrowing for Leverage. The Fund has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as "leverage". Under its fundamental policies, the Fund may not borrow, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less its liabilities, other than borrowings, except that a fund may borrow up to
5% of its total assets for temporary purposes from any person. Under the
Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The
Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. If the value of a Fund's assets fails to meet the 300% asset coverage requirement, the Fund is required, within three days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on the loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In addition, pursuant to an exemptive order issued by the Securities and Exchange Commission to Citicorp North America, Inc. ("Citicorp"), the
Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

      |X|   Taxable Investments. While the Fund can invest up to 20% of its net assets (plus borrowing for investment purposes) in investments that generate income subject to income taxes, it attempts to invest 100% of its assets in tax-exempt securities under normal market conditions. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. Taxable investments include, for example, options, repurchase agreements and some of the types of securities it would buy for temporary defensive purposes.  Small amounts of taxable income are earned when tax-exempt bonds purchased at a market discount are sold at a gain.

      At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, a Fund may determine or be required to accept equity securities from the issuer in exchange for all or a portion of the Fund's holdings in the municipal security.  Although the Manager will attempt to sell the equity security as soon as reasonably practicable in most cases, depending upon, among other things, the Manager's valuation of the potential value of such securities in relation to the price that could be obtained by a Fund at any given time upon sale thereof, a Fund may determine to hold such securities in its portfolio for limited period of time in order to liquidate the equity securities in a manner that maximizes their value to the Fund.

      |X|         Portfolio Turnover. A change in the securities held by the
Fund from buying and selling investments is known as "portfolio turnover."
Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve short-term capital gains, because such gains would not be tax-exempt income. To a limited degree, the Fund may engage in active and frequent short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the
Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The
Financial Highlights table at the end of the prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

|X|   Temporary Defensive and Interim Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
o     short-term municipal securities;
o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
o     commercial paper rated "A-1" by Standard & Poor's, or having a comparable rating by another nationally-recognized rating agency;
            and
o     certificates of deposit of domestic banks with assets of $1 billion or more.

      The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive or interim investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

      |X|   Investments in Other Investment Companies. On a temporary basis, the Fund can invest up to 5% of its total assets in shares of other investment companies that have an investment objective of seeking income exempt from federal, New York State and New York City personal income taxes.
It can invest up to 5% of its total assets in any one investment company (but cannot own more than 3% of the outstanding voting stock of that company).
These limits do not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company. Because the Fund would be subject to its ratable share of the other investment company's expenses, the Fund will not make these investments unless the Manager believes that the potential investment benefits justify the added costs and expenses.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the prospectus.

      |X|   Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

o     The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund may not underwrite securities of other issuers, except to the extent that a Fund may be considered an underwriter within the meaning of the
Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o     The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of the issuer's voting securities. That limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general or to New York municipal securities.

o     The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Unless the prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      |X|   Does the Fund Have Any Restrictions That Are Not Fundamental? The
Fund has the additional operating policies which are stated below, that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

o     The Fund may not acquire more than 3% of the voting securities issued by any one investment company. An exception is if the acquisition results from a dividend or a merger, consolidation or other reorganization. Also, the
Fund cannot invest more than 5% of its assets in securities issued by any one investment company or invest more than 5% of the Fund's assets in securities of other investment companies.

o     For purposes of the Fund's investment restriction as to concentration described above, its policy with respect to concentration of investments shall be interpreted as prohibiting the Fund from making an investment in any given industry if, upon making the proposed investment, 25% or more of the value of its total assets would be invested in such industry.

o     For the purposes of the Fund's policy regarding minimum investments in the tax-exempt securities, the minimum investment requirement is based on net assets plus borrowings used for investment purposes.

Diversification. The Fund intends to be "diversified," as defined in the
Investment Company Act, with respect to 75% of its total assets, and to satisfy the restrictions against investing too much of its assets in any
"issuer" as set forth above. Under the Investment Company Act's requirements for diversification, as to 75% of its total assets, the Fund cannot invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities) nor can it own more than 10% of an issuer's voting securities.
      In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Applying the Restriction Against Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation.
The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Fund's industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco settlement" bonds.  As municipal bonds, STA Bonds are not within any industry and are not subject to the Fund's industry concentration policies.

    Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the
    Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in its semi-annual and annual reports to shareholders, or the Statements of Investments on Form N-Q. Those
            documents are publicly available at the Securities and Exchange
            Commission. In addition, the top 20 month-end holdings may be posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com (select the Fund's name under the "View
            Fund Information for:" menu) with a 15-day lag.  The Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders.  Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

    Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.
    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Securities Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the fund are not priced by the fund's regular pricing services)

o     Dealers to obtain price quotations where the fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o     Response to regulatory requests for information (the Securities and
            Exchange Commission, Financial Industry Regulatory Authority
            ("FINRA"), formerly known as the NASD, state securities
            regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

    Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities               Fortis Securities        Nomura Securities
ABN AMRO                     Fox-Pitt, Kelton         Oppenheimer & Co.
AG Edwards                   Friedman, Billing,       Oscar Gruss

                             Ramsey

Allen & Co                   Gabelli                  OTA
American Technology Research Garp Research            Pacific Crest Securities
Auerbach Grayson             Gartner                  Piper Jaffray Inc.
Avondale                     George K Baum & Co.      Portales Partners
Banc of America Securities   Goldman Sachs            Punk Ziegel & Co
Barra                        Howard Weil              Raymond James
BB&T                         HSBC                     RBC
Bear Stearns                 ISI Group                Reuters
Belle Haven                  ITG                      RiskMetrics/ISS
Bloomberg                    Janco                    Robert W. Baird
BMO Capital Markets          Janney Montgomery        Roosevelt & Cross
BNP Paribas                  Jefferies                Russell
Brean Murray                 JMP Securities           Sandler O'Neil
Brown Brothers               JNK Securities           Sanford C. Bernstein
Buckingham Research Group    Johnson Rice & Co        Scotia Capital Markets
Canaccord Adams              JP Morgan Securities     Sidoti
Caris & Co.                  Kaufman Brothers         Simmons
CIBC World Markets           Keefe, Bruyette & Woods  Sander Morris Harris
Citigroup Global Markets     Keijser Securities       Societe Generale
CJS Securities               Kempen & Co. USA Inc.    Soleil Securities Group
Cleveland Research           Kepler Equities/Julius   Standard & Poors
                             Baer Sec
Cogent                       KeyBanc Capital Markets  Stanford Group
Collins Stewart              Lazard Freres & Co       State Street Bank
Cowen & Company              Leerink Swan             Stephens, Inc.
Craig-Hallum Capital Group   Lehman Brothers          Stifel Nicolaus
LLC
Credit Agricole Cheuvreux    Loop Capital Markets     Stone & Youngberg
N.A. Inc.
Credit Suisse                Louise Yamada Tech       Strategas Research
                             Research
Daiwa Securities             MainFirst Bank AG        Sungard
Davy                         Makinson Cowell US Ltd   Suntrust Robinson
                                                      Humphrey
Deutsche Bank Securities     McAdmas Wright           SWS Group
Dougherty Markets            Merrill Lynch            Think Equity Partners
Dowling                      Miller Tabak             Thomas Weisel Partners
Empirical Research           Mizuho Securities        Thomson Financial
Enskilda Securities          Moodys Research          UBS
Exane BNP Paribas            Morgan Stanley           Wachovia Securities
Factset                      Natexis Bleichroeder     Wedbush
Fidelity Capital Markets     Ned Davis Research Group Weeden
First Albany                 Needham & Co             William Blair
Fixed Income Securities

How the Fund Is Managed

     Organization and History. The Fund is an open-end,  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest.  The Fund was  organized  as a New York  corporation  in June 1965 and reorganized as Massachusetts business trust in February 1991.

     Classes  of  Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund  currently  has four classes of shares:  Class A, Class B, Class C and Class Y. All classes invest in the same investment  portfolio.  Only certain institutional investors may purchase Class Y shares. Each class of shares:

o    has its own dividends and distributions,

o    pays certain expenses which may be different for the different classes,

o    will generally have a different net asset value,

o    will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and

o    votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to a vote of  shareholders.  Each  share  of the Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

      Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     |X| Board of Trustees and Audit Committee.  The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees has an Audit Committee  comprised  solely of Trustees who  are  not  "interested  persons"  under  the  Investment  Company  Act  (the
"Independent Trustees").  The members of the Audit Committee are David K. Downes
(Chairman),  John Cannon, Thomas W. Courtney,  Robert G. Galli, Lacy B. Herrmann
and Brian Wruble.  The Audit  Committee held 4 meetings during the Fund's fiscal year ended  December  31, 2007.  The Audit  Committee  furnishes  the Board with recommendations  regarding  the selection of the Fund's  independent  registered public accounting firm (also referred to as the "independent  Auditors").  Other main functions of the Audit Committee  outlined in the Audit Committee  Charter, include,  but are not  limited  to:  (i)  reviewing  the  scope and  results  of financial  statement audits and the audit fees charged;  (ii) reviewing  reports from the Fund's  independent  registered  public  accounting  firm regarding the
Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's  Internal Audit  Department;  (iv)  maintaining a separate line of communication  between  the  Fund's  independent  Auditors  and the  Independent
Trustees; (v) reviewing the independence of the Fund's independent Auditors; and
(vi)  pre-approving  the  provision  of any audit or  non-audit  services by the
Fund's independent Auditors,  including tax services, that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the Manager and certain affiliates of the
Manager.

     The Audit Committee's  functions  include selecting and nominating,  to the full Board,  nominees for election as Trustees,  and  selecting  and  nominating
Independent  Trustees  for  election.  The Audit  Committee  may,  but need not, consider  the advice and  recommendation  of the Manager and its  affiliates  in selecting  nominees.  The full  Board  elects  new  trustees  except  for  those instances when a shareholder vote is required.

     To date,  the  Audit  Committee  has  been  able to  identify  from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of  individuals,  accompanied  by complete  and properly  supported resumes, for the Audit Committee's  consideration by mailing such information to the Audit  Committee.  Shareholders  wishing to submit a nominee for election to
the  Board  may  do  so  by  mailing   their   submission   to  the  offices  of
OppenheimerFunds,  Inc., Two World Financial  Center,  225 Liberty Street,  11th
Floor,  New York,  NY  10281-1008,  to the attention of the Board of Trustees of
Rochester Fund Municipals, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational,  and/or other pertinent background of the person being recommended;
(2) a  statement  concerning  whether  the person is an  "interested  person" as defined in the Investment  Company Act; (3) any other  information that the Fund would be required to include in a proxy statement concerning the person if he or she was  nominated;  and (4) the name and address of the person  submitting  the recommendation  and, if that person is a shareholder,  the period for which that person  held  Fund  shares.  Shareholders  should  note  that a person  who owns securities issued by Massachusetts Mutual Life Insurance Company  ("MassMutual")
(the parent company of the Manager) would be deemed an "interested person" under the  Investment  Company  Act. In addition,  certain  other  relationships  with
MassMutual or its  subsidiaries,  with  registered  broker-dealers,  or with the
Funds'  outside  legal  counsel  may cause a person to be deemed an  "interested person."

     Although   candidates   are  expected  to  provide  a  mix  of  attributes,
experience,   perspective  and  skills  necessary  to  effectively  advance  the interests of  shareholders,  the Audit  Committee has not  established  specific qualifications  that must be met by a trustee  nominee.  In  evaluating  trustee nominees,  the Audit Committee  considers,  among other things,  an individual's background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of applicable  Securities and Exchange Commission,  rules. The Audit Committee also considers  whether the  individual's  background,  skills,  and experience  will complement the background,  skills, and experience of other nominees.  The Audit
Committee may, upon Board approval,  retain an executive  search firm or use the services of legal,  financial,  or other external counsel to assist in screening potential candidates.

     There  are no  differences  in the  manner  in which  the  Audit  Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

     |X| Trustees and Officers of the Fund.  Except for Mr. Murphy,  each of the
Trustees is an  "Independent  Trustee" under the Investment  Company Act. All of the  Trustees,  except for Mr.  Cannon are also  directors  or  trustees  of the following Oppenheimer funds (referred to as "Board III Funds"):

         Bond Fund Series
         Oppenheimer MidCap Fund
         Oppenheimer Equity Income Fund, Inc.
         Oppenheimer Quest For Value Funds
         Oppenheimer Quest International Value Fund, Inc.
         Oppenheimer Rising Dividends Fund, Inc.
         Rochester Fund Municipals
         Rochester Portfolio Series

     Mr. Cannon is a Trustee of Bond Fund Series,  Rochester Fund Municipals and
Rochester  Portfolio  Series. In addition to being a Board member of each of the
Board III Funds, Messrs. Downes, Galli and Wruble are also directors or trustees of 57 other portfolios in the OppenheimerFunds complex.

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value  without  sales  charge.  The sales charge on Class A shares is waived for that group  because of the reduced sales  efforts  realized by the  Distributor.
Present  or former  officers,  directors,  trustees  and  employees  (and  their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  its parent company and the subsidiaries of its parent company,  and retirement plans established for the benefit of such individuals,  are also permitted to purchase
Class Y shares of the Oppenheimer funds that offer Class Y shares.

       Messrs.  Fielding,   Loughran,  Cottier,  Willis,  Gillespie,  Murphy,
Petersen,  Szilagyi,  Vandehey, Wixted and Zack and Mss. Bloomberg and Ives, who
are  officers of the Fund,  hold the same  offices with one or more of the other
Board III Funds.  As of April 4, 2008, the Trustees and officers of the Fund, as a group,  owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing  statement does not reflect  ownership of shares held of record by an employee benefit plan for employees of the Manager,  other than the shares  beneficially  owned  under that plan by the  officers of the Fund listed above. In addition, none of the Independent Trustees (nor any of their immediate family  members) owns securities of either the Manager or the Distributor of the
Board III Funds or of any entity directly or indirectly controlling,  controlled by or under common control with the Manager or the Distributor.

     Biographical  Information.  The Trustees and officers, their positions with the Fund, length of service in such position(s),  and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
   Independent Trustees
-------------------------------------------------------------------------------------------
Name, Position(s)   Principal Occupation(s) During the      Dollar Range  Aggregate Dollar
                    Past 5 Years; Other                       of Shares    Range of Shares
Held with the       Trusteeships/Directorships Held;        Beneficially    Beneficially
Fund, Length of     Number of Portfolios in the Fund        Owned in the      Owned in
Service, Age        Complex Currently Overseen                  Fund      Supervised Funds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                               As of December 31, 2007

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Thomas W. Courtney, Principal of Courtney Associates,      None           $50,001-$100,000
Chairman of the     Inc. (venture capital firm) (since
Board of Trustees   1982); General Partner of Trivest
since 2001,         Venture Fund (private venture capital
Trustee since 1995  fund); President of Investment
Age: 74             Counseling Federated Investors, Inc.

                    (1973-1982); Trustee of the following
                    open-end investment companies: Cash
                    Assets Trust (1984), Premier VIT
                    (formerly PIMCO Advisors VIT), Tax
                    Free Trust of Arizona (since 1984)
                    and four funds for the Hawaiian Tax
                    Free Trust. Oversees 10 portfolios in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John Cannon,        Director of Neuberger Berman Income    None           $10,001-$50,000
Trustee since 1992  Managers Trust, Neuberger & Berman
Age: 78             Income Funds and Neuberger Berman

                    Trust, (open-end investment
                    companies) (1995-present); Director
                    of Neuberger Berman Equity Funds
                    (open-end investment company) (since
                    November 2000); Trustee, Neuberger
                    Berman Mutual Funds (open-end
                    investment company) (since October
                    1994); Mr. Cannon held the following
                    positions at CDC Investment Advisors
                    (registered investment adviser):
                    Chairman and Treasurer (December
                    1993-February 1996), Independent
                    Consultant and Chief Investment
                    Officer (1996-June 2000) and
                    Consultant and Director (December
                    1993-February 1999). Oversees 3
                    portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

David K. Downes,    Independent Chairman GSK Employee      $10,001-$50,000   Over $100,000
Trustee since 2005  Benefit Trust (since April 2006);
 Age: 68            Director of Correctnet (since January
                    2006); Trustee of Employee Trust
                    (since January 2006); President,
                    Chief Executive Officer and Board
                    Member of CRAFund Advisors, Inc.
                    (investment management company)
                    (since January 2004); Director of
                    Internet Capital Group (information
                    technology company) (since October
                    2003); Independent Chairman of the
                    Board of Trustees of Quaker
                    Investment Trust (registered
                    investment company) (2004-2007);
                    President of The Community
                    Reinvestment Act Qualified Investment
                    Fund (investment management company)
                    (2004-2007); Chief Operating Officer
                    and Chief Financial Officer of
                    Lincoln National Investment
                    Companies, Inc. (subsidiary of
                    Lincoln National Corporation, a
                    publicly traded company) and Delaware
                    Investments U.S., Inc. (investment
                    management subsidiary of Lincoln
                    National Corporation) (1993-2003);
                    President, Chief Executive Officer
                    and Trustee of Delaware Investment
                    Family of Funds (1993-2003);
                    President and Board Member of Lincoln
                    National Convertible Securities
                    Funds, Inc. and the Lincoln National
                    Income Funds, TDC (1993-2003);
                    Chairman and Chief Executive Officer
                    of Retirement Financial Services,
                    Inc. (registered transfer agent and
                    investment adviser and subsidiary of
                    Delaware Investments U.S., Inc.)
                    (1993-2003); President and Chief
                    Executive Officer of Delaware Service
                    Company, Inc. (1995-2003); Chief
                    Administrative Officer, Chief
                    Financial Officer, Vice Chairman and
                    Director of Equitable Capital
                    Management Corporation (investment
                    subsidiary of Equitable Life
                    Assurance Society) (1985-1992);
                    Corporate Controller of Merrill Lynch
                    & Company (financial services holding
                    company) (1977-1985); held the
                    following positions at the Colonial
                    Penn Group, Inc. (insurance company):
                    Corporate Budget Director
                    (1974-1977), Assistant Treasurer
                    (1972-1974) and Director of Corporate
                    Taxes (1969-1972); held the following
                    positions at Price Waterhouse &
                    Company (financial services firm):
                    Tax Manager (1967-1969), Tax Senior
                    (1965-1967) and Staff Accountant
                    (1963-1965); United States Marine
                    Corps (1957-1959). Oversees 67
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Robert G. Galli,    A director or trustee of other         None           Over $100,000
Trustee since 1998  Oppenheimer funds. Oversees 67
Age: 74             portfolios in the OppenheimerFunds

                    complex.*
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Lacy B. Herrmann,   Founder and Chairman Emeritus of       None           $10,001-$50,000
Trustee since 1995  Aquila Group of Funds (open-end
Age: 78             investment company) (since December

                    2004); Chairman of Aquila Management
                    Corporation and Aquila Investment
                    Management LLC (since August 1984);
                    Chief Executive Officer and President
                    of Aquila Management Corporation
                    (August 1984-December 1994); Vice

                    President, Director and Secretary of
                    Aquila Distributors, Inc.
                    (distributor of Aquila Management
                    Corporation); Treasurer of Aquila
                    Distributors, Inc.; President and
                    Director of STCM Management Company,
                    Inc. (sponsor and adviser to CCMT)
                    (until September 2007); Chairman,
                    President and Director of InCap
                    Management Corporation (until 2004);
                    Director of OCC Cash Reserves, Inc.
                    (open-end investment company) (June
                    2003-December 2004); Trustee of
                    Premier VIT (formerly PIMCO Advisors
                    VIT) (investment company) (since
                    1994); Trustee of OCC Accumulation
                    Trust (open-end investment company)
                    (until December 2004); Trustee
                    Emeritus of Brown University (since
                    June 1983). Oversees 10 portfolios in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Brian F. Wruble,    General Partner of Odyssey Partners,   $1-$10,000     Over $100,000
Trustee since 2001  L.P. (hedge fund) (September

 Age: 64            1995-December 2007); Director of

                    Special Value Opportunities Fund, LLC
                    (registered investment company)

                    (affiliate of the Manager's parent
                    company) (since September 2004);
                    Chairman (since August 2007) and
                    Trustee (since August 1991) of the
                    Board of Trustees of the Jackson
                    Laboratory (non-profit); Treasurer
                    and Trustee of the Institute for

                    Advanced Study (non-profit
                    educational institute) (since May

                    1992); Member of Zurich Financial
                    Investment Management Advisory
                    Council (insurance) (2004-2007);

                    Special Limited Partner of Odyssey
                    Investment Partners, LLC (private
                    equity investment) (January

                    1999-September 2004).Oversees 67

                    portfolios in the OppenheimerFunds
                    complex.*
-------------------------------------------------------------------------------------------

*  In addition to serving as a director or trustee of each of the Board III
Funds, Messrs. Downes, Galli and Wruble also serve on the Boards of 53 other
Oppenheimer funds that are not Board III Funds.

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                              Interested Trustee and Officer
-------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate
                                                                            Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in    Supervised
Service, Age       Complex Currently Overseen                    the Fund       Funds
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 As of December 31, 2007

------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and        None        Over $100,000
Trustee since      Director of the Manager (since June 2001);
2005 and           President of the Manager (September
President and      2000-February 2007); President and director
Principal          or trustee of other Oppenheimer funds;
Executive Officer  President and Director of Oppenheimer
since 2001         Acquisition Corp. ("OAC") (the Manager's
Age: 58            parent holding company) and of Oppenheimer
                   Partnership Holdings, Inc. (holding company
                   subsidiary of the Manager) (since July
                   2001); Director of OppenheimerFunds
                   Distributor, Inc. (subsidiary of the
                   Manager) (November 2001-December 2006);
                   Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder Financial
                   Services, Inc. (transfer agent subsidiaries
                   of the Manager) (since July 2001);
                   President and Director of OppenheimerFunds
                   Legacy Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following investment
                   advisory subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October  2003); Chairman of the
                   Investment Company Institute's Board of
                   Governors (since October 2007). Oversees
                   106 portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for
Messrs. Fielding, Loughran, Cottier, Willis, Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008, for Messrs. Petersen, Szilagyi, Vandehey, and
Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924.
Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------------------
                               Other Officers of the Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Ronald H. Fielding,     Senior Vice President of the Manager and Chairman of the
Vice President and      Rochester Division of the Manager since January 1996; Chief
Senior Portfolio        Strategist, Senior Portfolio Manager and a trader for the Fund
Manager since 2002      and other Oppenheimer funds. A Portfolio Manager and officer of
Age: 58                 18 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Daniel G. Loughran,     Senior Vice President of the Manager since July 2007; Vice
Senior Vice President   President of the Manager since April 2001; Vice President of the
since July 2007 and     Rochester Division of the Manager (since January 1996). Team
Senior Portfolio        leader, a Senior Portfolio Manager and a trader for the Fund and
Manager since 2007      other Oppenheimer funds. A Portfolio Manager and officer of 18
Age: 44                 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Scott S. Cottier,       Vice President of the Manager since 2002; Portfolio Manager and
Vice President and      trader at Victory Capital Management (1999-2002); Senior
Senior Portfolio        Portfolio Manager and trader for the Fund and other Oppenheimer
Manager since 2007      funds. An officer of 18 portfolios in the OppenheimerFunds
Age: 36                 complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Troy E. Willis,         Assistant Vice President of the Manager since July 2005;
Assistant Vice          Associate Portfolio Manager of the Manager since 2005. A
President since         corporate attorney for Southern Resource Group (1999-2003). A
October 2005 and        Portfolio Manager and officer of 18 portfolios in the
Portfolio Manager       OppenheimerFunds complex.
since 2003
Age: 35

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Chief Compliance Officer of the
Chief Compliance        Manager, OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004      Management and Shareholder Services, Inc. (Since March 2004);
Age: 57                 Vice President of OppenheimerFunds Distributor, Inc., Centennial
                        Asset Management Corporation and Shareholder Services, Inc.
                        (since June 1983). Former Vice President and Director of
                        Internal Audit of the Manager (1997-February 2004). An officer of 106 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since March
Treasurer and           1999); Treasurer of the following: HarbourView Asset Management
Principal Financial &   Corporation, Shareholder Financial Services, Inc., Shareholder
Accounting Officer      Services, Inc., Oppenheimer Real Asset Management, Inc. and
since 1999              Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 48                 Private Investments, Inc. (since March 2000), OppenheimerFunds
                        International Ltd. (since May 2000), OppenheimerFunds plc (since
                        May 2000), OFI Institutional Asset Management, Inc. (since
                        November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003);
                        Treasurer and Chief Financial Officer of OFI Trust Company
                        (trust company subsidiary of the Manager) (since May 2000);
                        Assistant Treasurer of the following: OAC (since March
                        1999),Centennial Asset Management Corporation (March
                        1999-October 2003) and OppenheimerFunds Legacy Program (April
                        2000-June 2003) . An officer of 106 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Brian Petersen,         Vice President of the Manager (since February 2007); Assistant
Assistant Treasurer     Vice President of the Manager (August 2002-February 2007). An
since 2004              officer of 106 portfolios in the OppenheimerFunds complex.
Age: 37

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Brian C. Szilagyi,      Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer     Director of Financial Reporting and Compliance of First Data
since 2005              Corporation (April 2003-July 2004); Manager of Compliance of
Age: 37                 Berger Financial Group LLC (May 2001-March 2003). An officer of
                        106 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and General
Secretary since 2001    Counsel (since March 2002) of the Manager; General Counsel and
Age: 59                 Director of the Distributor (since December 2001); General
                        Counsel of Centennial Asset Management Corporation (since
                        December 2001); Senior Vice President and General Counsel of
                        HarbourView Asset Management Corporation (since December 2001);
                        Secretary and General Counsel of OAC (since November 2001);
                        Assistant Secretary (since September 1997) and Director (since
                        November 2001) of OppenheimerFunds International Ltd. and
                        OppenheimerFunds plc; Vice President and Director of Oppenheimer
                        Partnership Holdings, Inc. (since December 2002); Director of
                        Oppenheimer Real Asset Management, Inc. (since November 2001);
                        Senior Vice President, General Counsel and Director of
                        Shareholder Financial Services, Inc. and Shareholder Services,
                        Inc. (since December 2001); Senior Vice President, General
                        Counsel and Director of OFI Private Investments, Inc. and OFI
                        Trust Company (since November 2001); Vice President of
                        OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                        President and General Counsel of OFI Institutional Asset
                        Management, Inc. (since November 2001); Director of
                        OppenheimerFunds International Distributor Limited (since
                        December 2003); Senior Vice President (May 1985-December 2003).
                        An officer of 106 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager; Vice
since 2001              President (since 1999) and Assistant Secretary (since October
Age: 42                 2003) of the Distributor; Assistant Secretary of Centennial
                        Asset Management Corporation (since October 2003); Vice
                        President and Assistant Secretary of Shareholder Services, Inc.
                        (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                        Program and Shareholder Financial Services, Inc. (since December
                        2001); Assistant Counsel of the Manager (August 1994-October
                        2003). An officer of 106 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since May
Assistant Secretary     2004); First Vice President (April 2001-April 2004), Associate
since 2004              General Counsel (December 2000-April 2004) of UBS Financial
Age: 40                 Services Inc. (formerly, PaineWebber Incorporated). An officer of 106 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary     (since September 2004); Mr. Gillespie held the following
since 2004              positions at Merrill Lynch Investment Management: First Vice
Age: 44                 President (2001-September 2004); Director (2000-September 2004)
                        and Vice President (1998-2000). An officer of 106 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------

|X|                       Remuneration of the Officers and Trustees. The
officers and the interested Trustee of the Fund, who are affiliated with the
Manager, receive no salary or fee from the Fund. The Independent Trustee's compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended December 31, 2007. The total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2007.
The amounts shown for Mr. Cannon relate solely to Bond Fund Series, Rochester
Fund Municipals and Rochester Portfolio Series as Mr. Cannon serves as
Trustee of those Board III Funds only.

----------------------------------------------------------------------------------------
                           Aggregate     Retirement                         Total
                                          Benefits
[Director/Trustee] Name                  Accrued as     Estimated
and Other Fund            Compensation    Part of    Annual Benefits    Compensation
Position(s)                 From the        Fund           Upon         From the Fund
(as applicable)             Fund(1)       Expenses    Retirement(2)   and Fund Complex
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                         Fiscal year ended December                      Year ended

                                  31, 2007                            December 31, 2007

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Thomas W. Courtney          $58,634       $78,318      $129,360(3)        $180,000

Chairman of the Board
and
Audit Committee Member
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

John Cannon                 $46,131       $25,416       $45,968(3)         $68,376

Audit Committee Member
----------------------------------------------------------------------------------------

David K. Downes((4))        $50,495       $11,195       $26,522(5)     $180,587((10))
Audit Committee Chairman
Robert G. Galli             $45,674       $51,323     $137,599((6))     $330,533((7))
Audit Committee Member
Lacy B Herrmann             $45,611       $56,017      $105,840(3)        $140,000
Audit Committee Member

----------------------------------------------------------------------------------------

Brian F. Wruble          $45,674(1(1))    $20,526      $58,494((8))     $335,190((9))

Audit Committee Member
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

1.  "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any, for a Trustee.
2.  "Estimated Annual Benefits Upon Retirement" is based on a single life payment plan election with the assumption that a Director will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits as described below under "Retirement Plan for
    Directors." Actual benefits upon retirement may vary based on retirement age, years of service and benefit payment elections of the Director.  The
    Board III Funds' retirement plan was frozen effective December 31, 2007, and each plan participant who had not yet commenced receiving retirement benefits subsequently elected to receive the previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the Non-Board III Funds was frozen effective December 31, 2006.
3.  In lieu of receiving an estimated annual benefit amount for his service as a director or trustee to the Board III funds, the Trustee elected to receive equal annual installment payments of an actuarially equivalent lump sum amount over 10 years commencing in January 2009, subsequent to the freezing of the Board III Funds' retirement plan.

4.  Mr. Downes was appointed as Trustee of the Board III Funds on December
    16, 2005.

5.  In lieu of receiving an estimated annual benefit amount for his service as a director or trustee to the Board III funds, Mr. Downes elected to receive an actuarially equivalent lump sum amount, subsequent to the freezing of the Board III Funds' retirement plan.
6.  Mr. Galli has elected to receive his estimated annual benefit amount of
    $75,514 in the form of an annuity at retirement. The amount set forth in the table above also includes $62,085 for estimated benefits payable to Mr. Galli for serving as a director or trustee of the Non-Board III Funds. In lieu of receiving that estimated annual benefit, Mr. Galli elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the
    Non-Board III Funds' retirement plan.
7.  Includes $190,533 for serving as a director or trustee of 53 other
    Oppenheimer funds (at December 31, 2007) that are not Board III Funds.
8.  In lieu of receiving an estimated annual benefit amount of $57,619 for his service as a director or trustee to the Board III funds, Mr. Wruble has elected to receive an actuarially equivalent lump sum amount contributed to his Compensation Deferral Plan account subsequent to the freezing of the
    Board III Funds' retirement plan. The amount set forth in the table above also includes $7,374 for estimated annual benefits for serving as a director or trustee of the Non-Board III Funds. In lieu of receiving that estimated annual benefit, Mr. Wruble elected to receive an actuarially equivalent lump sum distribution to the Compensation Deferral Plan subsequent to the freezing of the Non-Board III Funds' retirement plan.
9.  Includes $195,190 for serving as a director or trustee of 53 other
    Oppenheimer funds (at December 31, 2007) that are not Board III Funds.
10. Includes $25,587 for serving as a director or trustee of 53 other
    Oppenheimer funds (at December 31, 2007) that are not Board III Funds.
11. Includes $45,674 deferred by Mr. Wruble under the "Compensation Deferral
    Plan" described below.

|X|         Retirement Plan for Trustees. The Fund has adopted a retirement plan for current Board members that provides for payments to retired
Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the
Board III Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of retirement benefits a Trustee will receive depends on the amount of the Trustee's compensation, including future compensation and the length of his or her service on the Board. Any Trustee who joined the
Board after December 31, 2007, will not be eligible to participate in the
Retirement Plan. Currently, there are no such members.

|X|   Compensation Deferral Plan for Trustees. The Board of Trustees has
adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

Deferral of Trustees' fees under the plan will not materially affect the
Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities  and Exchange Commission the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      |X|   Major Shareholders. As of April 4,, 2008, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

      Citigroup Global Markets, Inc., 7th Floor, 333 West 34th Street, New
      York, NY 10001-2483, which owned 65,575,174.200 Class A shares (13.40%
      of the outstanding Class A shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of customers, 4800 Deer Lake Drive, E FL 3, Jacksonville, FL 32246-6484,
      which owned 39,844,320.882 Class A shares (8.14% of the outstanding
      Class A shares).

      Citigroup Global Markets, Inc., 7th Floor, 333 West 34th Street, New
      York, NY 10001-2483, which owned 2,912,719.844 Class B shares (9.02% of the outstanding Class B shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of customers, 4800 Deer Lake Drive, E FL 3, Jacksonville, FL 32246-6484
      which owned 2,676,998.085 Class B shares (8.29% of the outstanding
      Class B shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of customers, 4800 Deer Lake Drive, E FL 3, Jacksonville, FL 32246-6484
      which owned 16,476,155.704 Class C shares (19.08% of the outstanding
      Class C shares).

      Citigroup Global Markets, Inc., 7th Floor, 333 West 34th Street, New
      York, NY 10001-2483, which owned 13,949,083.829 Class C shares (16.15%
      of the outstanding Class C shares).

      Prudential Investment Management Services, 100 Mulberry Street, Mail
      Stop NJ 05-11-20, Newark, NJ 07102, which owned 459,111.938 Class Y shares (13.55% of the outstanding Class Y shares).

      NFS LLC, Alliance Bank, Alliance Bank Trust Department, 160 Main
      Street, Oneida, NY 13421-1622, which owned 271,066.950 Class Y shares
      (8.00% of the outstanding Class Y shares).

      Charles Schwab & Co, Inc., for the exclusive benefit of customers, 101
      Montgomery Street, San Francisco, CA 94104-4122, which owned
      172,550.647 Class Y shares (5.09% of the outstanding Class Y shares).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in
Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the Securities and Exchange Commission at 1.202.942.8090. The Code of Ethics can also be viewed as part of the
Fund's registration statement on the Securities and Exchange Commisison's
EDGAR database at the Securities and Exchange Commission's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the Securities and Exchange
Commission's Public Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures, which include Proxy Voting Guidelines under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and
Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
         super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677 and (ii) on the
Securities and Exchange Commission's website at www.sec.gov.

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

o     Accounting and Administrative Services. The Manager provides accounting and administrative services to the Fund pursuant to an Accounting and
Administration Agreement approved by the Board of Trustees. Under that agreement, the Manager maintains the general ledger accounts and records relating to the Fund's business and calculates the daily net asset values of the Fund's shares. The Accounting and Administrative Services fees paid by the Fund to the Manager during its last three fiscal years are listed below.

-------------------------------------------------------------------------------
Fiscal Year        Management Fee Paid to       Accounting and Administrative
                                                    Services Fee Paid to
Ended 12/31        OppenheimerFunds, Inc.          OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2005                $32,070,175                      $2,086,136
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2006                $40,030,905                      $2,621,885
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2007                $49,510,995                      $3,268,064

-------------------------------------------------------------------------------

Portfolio Managers. The Fund's portfolio is managed by Ronald H. Fielding and a team of investment professionals including Daniel G. Loughran, Scott S.
Cottier, Troy E. Willis, Mark R. DeMitry, Marcus V. Franz and Michael L.
Camarella (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

        Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, Franz,
DeMitry and Camarella also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by
Portfolio Managers as of December 31, 2007.  No account has a performance-based advisory fee:

------------------------------------------------------------------------------------
Portfolio Manager  Registered     Total    Other      Total      Other   Total
                                                      Assets in
                                Assets in             Other
                               Registered  Pooled     Pooled               Assets
                   Investment  Investment  Investment Investment         in Other
                    Companies   Companies  Vehicles   Vehicles   AccountsAccounts
                     Managed   Managed(1)   Managed   Managed(1) Managed Managed(2)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Ronald H. Fielding     17       21,305.0      None       None     None      None

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Daniel G. Loughran     17       21,305.0      None       None     None      None

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Scott S. Cottier       17       21,305.0      None       None     None      None

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Troy E. Willis         17       21,305.0      None       None     None      None

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Mark R. DeMitry        17       21,305.0      None       None     None      None

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Marcus V. Franz        17       21,305.0      None       None     None      None

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Michael L.             17       21,305.0      None       None     None      None
Camarella

------------------------------------------------------------------------------------

1. In millions
2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics

As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.  For example the
Portfolio Managers may need to allocate investment opportunities between the
Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the
Fund, or he may manage funds or accounts with different investment objectives and strategies.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of
December 31, 2007, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the
Fund is Lipper New York Municipal Debt Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
Portfolio Managers' compensation is not based on the total value of the
Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Managers.  The compensation structure of the other funds managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

       Ownership of Fund Shares.  As of December 31, 2007 each
Portfolio Manager beneficially owned shares of the Fund as follows:

            Portfolio Manager                    Range of Shares
                                                   Beneficially
                                                Owned in the Fund
            ------------------------------------------------------------
            ------------------------------------------------------------
            Ronald Fielding                  None
            ------------------------------------------------------------
            ------------------------------------------------------------
            Daniel Loughran                  None
            ------------------------------------------------------------
            ------------------------------------------------------------
            Scott Cottier                    None
            ------------------------------------------------------------
            ------------------------------------------------------------

            Troy Willis                      $50,001 - $100,000

            ------------------------------------------------------------
            ------------------------------------------------------------
            Mark DeMitry                     None
            ------------------------------------------------------------
            ------------------------------------------------------------
            Marcus Franz                     None
            ------------------------------------------------------------
            ------------------------------------------------------------
            Michael Camarella                None

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for each Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below. The Manager's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. The Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by a Fund are in principal transactions at net prices (i.e., without commissions). Each Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.
Therefore, a Fund generally does not incur substantial brokerage costs. On occasion, however, the Manager may determine that a better price or execution may be obtained by using the services of a broker on an agency basis.  In that situation, a Fund would incur a brokerage commission.

      Other funds advised by the Manager have investments policies similar to those of the Funds. Those other funds may purchase or sell the same securities as the Funds at the same time as the Funds, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Manager or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the fund's respective net asset size and other factors, including the fund's cash flow requirements, investment policies and guidelines and capacity.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect each Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of Fund shares when allocating each Fund's portfolio transactions, and (2) a Fund, the
Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct a Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to a Fund and to one or more of the advisory accounts of the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in each Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board of the Funds about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal year ended December 31,  2005, 2006 and 2007 the Fund executed no transactions and paid no commissions to firms that provide research services.

-------------------------------------------------------------------------

                               Total Brokerage Commissions Paid by the
Fiscal Year Ended December 31                    Fund

-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2005                                 None

-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2006                                 None

-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2007                                 None

-------------------------------------------------------------------------

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------------------------------------------
Fiscal    Aggregate     Class A      Concessions    Concessions  Concessions
          Front-End     Front-End
Year      Sales         Sales        on Class A     on Class B   on Class C
Ended     Charges       Charges      Shares         Shares       Shares
12/31:    on Class A    Retained by  Advanced by    Advanced by  Advanced by
          Shares        Distributor  Distributor(1) Distributor(2Distributor(2)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2005     $24,702,276   $3,371,458    $3,765,306    $3,516,461   $2,296,364

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2006     $37,466,562   $4,838,139    $7,407,594    $3,286,397   $4,029,038
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2007     $34,003,185   $4,299,425    $7,138,646    $2,147,153   $4,398,475

-------------------------------------------------------------------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

-------------------------------------------------------------------------------
Fiscal Year  Class A Contingent    Class B Contingent    Class C Contingent
             Deferred Sales        Deferred Sales        Deferred Sales
             Charges Retained by   Charges Retained by   Charges Retained by
Ended 12/31: Distributor           Distributor           Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2005            $58,123             $1,445,156             $131,436

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2006           $382,784             $1,433,428             $278,875
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2007           $803,952             $1,357,241             $611,520

-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees currently limits aggregate payments under the Class A plan to 0.15% of average annual net assets.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.15% of average annual net assets of
Class A shares. The Fund makes these payments quarterly, based on an annual rate not to exceed 0.25% currently not to exceed 0.15% of the average annual net assets of Class A shares of the Fund.

|X|      The Distributor does not receive or retain the service fee on Class
A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1, 2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months.  If
Class A shares purchased in a grandfathered retirement plan prior to March 1,
2007 are redeemed within the first year after
      For the fiscal year ended December 31, 2007 payments under the Class A plan totaled $12,449,248, of which $6 was retained by the Distributor under the arrangement described above, and $113,040 of which was paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,

o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,

o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended

                                   12/31/2007

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class:        Total          Amount         Distributor's       Distributor's

                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan    $7,451,294   $5,800,360(1)      $34,371,698          5.81%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan   $14,912,403   $6,094,504(2)      $28,198,097          1.86%

---------------------------------------------------------------------------------

1.    Includes  $13,130  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Includes  $62,757  paid  to an  affiliate  of the  Distributor's  parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of FINRA, on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the
Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services.
Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the prospectus);

o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;

o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2007, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer and
Centennial funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or the
Distributor for marketing or program support:

1st Global Capital Co.                 Legend Equities Corp.
Advantage Capital Corp.                Lincoln Benefit National Life
Aegon USA                              Lincoln Financial Advisors Corp.
Aetna Life Insurance & Annuity Co.     Lincoln Investment Planning, Inc.
AG Edwards & Sons, Inc.                Linsco Private Ledger Financial
                                       Massachusetts Mutual Life Insurance
AIG Financial Advisors                 Co.
AIG Life Variable Annuity              McDonald Investments, Inc.
                                       Merrill Lynch Pierce Fenner &
Allianz Life Insurance Co.             Smith, Inc.
Allmerica Financial Life Insurance &
Annuity Co.                            Merrill Lynch Insurance Group
Allstate Life Insurance Co.            MetLife Investors Insurance Co.
American Enterprise Life Insurance     MetLife Securities, Inc.
American General Annuity Insurance     Minnesota Life Insurance Co.
American Portfolios Financial
Services, Inc.                         MML Investor Services, Inc.
Ameriprise Financial Services, Inc.    Mony Life Insurance Co.
Ameritas Life Insurance Co.            Morgan Stanley & Co., Inc.
Annuity Investors Life Insurance Co.   Multi-Financial Securities Corp.
Associated Securities Corp.            Mutual Service Corp.
AXA Advisors LLC                       NFP Securities, Inc.
AXA Equitable Life Insurance Co.       Nathan & Lewis Securities, Inc.
Banc One Securities Corp.              National Planning Corp.
Cadaret Grant & Co., Inc.              Nationwide Financial Services, Inc.
CCO Investment Services Corp.          New England Securities Corp.
                                       New York Life Insurance & Annuity
Charles Schwab & Company, Inc.         Co.
Chase Investment Services Corp.        Oppenheimer & Co.
Citicorp Investment Services, Inc.     PFS Investments, Inc.
Citigroup Global Markets Inc.          Park Avenue Securities LLC
CitiStreet Advisors LLC                Phoenix Life Insurance Co.
Citizen's Bank of Rhode Island         Plan Member Securities
Columbus Life Insurance Company        Prime Capital Services, Inc.
Commonwealth Financial Network         Primevest Financial Services, Inc.
Compass Group Investment Advisors      Protective Life Insurance Co.
                                       Prudential Investment Management
CUNA Brokerage Services, Inc.          Services LLC
CUSO Financial Services, LLP           Raymond James & Associates, Inc.
                                       Raymond James Financial Services,
E*TRADE Clearing LLC                   Inc.
Edward  Jones                          RBC Dain Rauscher Inc.
Essex National Securities, Inc.        Royal Alliance Associates, Inc.
Federal Kemper Life Assurance Co.      Securities America, Inc.
Financial Network                      Security Benefit Life Insurance Co.
                                       Security First-Metlife Investors
Financial Services Corp.               Insurance Co.
GE Financial Assurance                 SII Investments, Inc.
GE Life & Annuity                      Signator Investors, Inc.
Genworth Financial, Inc.               Sorrento Pacific Financial LLC
GlenBrook Life & Annuity Co.           Sun Life Assurance Co. of Canada
                                       Sun Life Insurance & Annuity Co. of
Great West Life & Annuity Co.          New York
GWFS Equities, Inc.                    Sun Life Annuity Co. Ltd.
Hartford Life Insurance Co.            SunTrust Bank
HD Vest Investment Services, Inc.      SunTrust Securities, Inc.
Hewitt Associates LLC                  Thrivent Financial Services, Inc.
IFMG Securities, Inc.                  Towers Square Securities, Inc.
ING Financial Advisers LLC             Travelers Life & Annuity Co.
ING Financial Partners, Inc.           UBS Financial Services, Inc.
Invest Financial Corp.                 Union Central Life Insurance Co.
                                       United Planners Financial Services
Investment Centers of America, Inc.    of America
Jefferson Pilot Life Insurance Co.     Wachovia Securities, Inc.
Jefferson Pilot Securities Corp.       Walnut Street Securities, Inc.
John Hancock Life Insurance Co.        Waterstone Financial Group
JP Morgan Securities, Inc.             Wells Fargo Investments
Kemper Investors Life Insurance Co.    Wescom Financial Services

                                        -------------------------------------

      For the year ended December 31,
2007, the following firms, which in
some cases are broker-dealers,
received payments from the Manager or
Distributor for administrative or
other services provided (other than
revenue sharing arrangements), as
described above:

1st Global Capital Co.                 Lincoln Investment Planning, Inc.

                                        -------------------------------------

AG Edwards                             Lincoln National Life Insurance Co.
ACS HR Solutions                          Linsco Private Ledger Financial
                                          Massachusetts Mutual Life Insurance
ADP                                       Company
                                          Matrix Settlement & Clearance
AETNA Life Ins & Annuity Co.              Services
Alliance Benefit Group                    McDonald Investments, Inc.
American Enterprise Investments           Mercer HR Services
American Express Retirement Service       Merrill Lynch
American United Life Insurance Co.        Mesirow Financial, Inc.
Ameriprise Financial Services, Inc.       MetLife
Ameritrade, Inc.                          MFS Investment Management
AMG (Administrative Management Group)     Mid Atlantic Capital Co.
AST (American Stock & Transfer)           Milliman USA
AXA Advisors                              Morgan Keegan & Co, Inc.
Bear Stearns Securities Co.               Morgan Stanley Dean Witter
Benefit Administration Company, LLC       Mutual of Omaha Life Insurance Co.
Benefit Administration, Inc.              Nathan & Lewis Securities, Inc.
Benefit Consultants Group                 National City Bank
Benefit Plans Administration              National Deferred Comp
Benetech, Inc.                            National Financial
Bisys                                     National Investor Services Co.
Boston Financial Data Services            Nationwide Life Insurance Company
Charles Schwab & Co, Inc.                 Newport Retirement Services, Inc.
Citigroup Global Markets Inc.             Northwest Plan Services, Inc.
CitiStreet                                NY Life Benefits
City National Bank                        Oppenheimer & Co, Inc.
Clark Consulting                          Peoples Securities, Inc.
CPI Qualified Plan Consultants, Inc.      Pershing LLC
DA Davidson & Co.                         PFPC
DailyAccess Corporation                   Piper Jaffray & Co.
Davenport & Co, LLC                       Plan Administrators, Inc.
David Lerner Associates, Inc.             Plan Member Securities
Digital Retirement Solutions, Inc.        Primevest Financial Services, Inc.
DR, Inc.                                  Principal Life Insurance Co.
                                          Prudential Investment Management
Dyatech, LLC                              Services LLC
E*Trade Clearing LLC                      PSMI Group, Inc.
Edward D Jones & Co.                      Quads Trust Company
Equitable Life / AXA                      Raymond James & Associates, Inc.
ERISA Administrative Svcs, Inc.           Reliance Trust Co.
ExpertPlan, Inc.                          Reliastar Life Insurance Company
FASCore LLC                               Robert W Baird & Co.
Ferris Baker Watts, Inc.                  RSM McGladrey
Fidelity                                  Scott & Stringfellow, Inc.
First Clearing LLC                        Scottrade, Inc.
First Southwest Co.                       Southwest Securities, Inc.
First Trust - Datalynx                    Standard Insurance Co
First Trust Corp                          Stanley, Hunt, Dupree & Rhine
Franklin Templeton                        Stanton Group, Inc.
Geller Group                              Sterne Agee & Leach, Inc.
Great West Life                           Stifel Nicolaus & Co, Inc.
H&R Block Financial Advisors, Inc.        Sun Trust Securities, Inc.
Hartford Life Insurance Co.               Symetra Financial Corp.
HD Vest Investment Services               T. Rowe Price
Hewitt Associates LLC                     The 401k Company
HSBC Brokerage USA, Inc.                  The Princeton Retirement Group Inc.
ICMA - RC Services                        The Retirement Plan Company, LLC
Independent Plan Coordinators             TruSource Union Bank of CA
Ingham Group                              UBS Financial Services, Inc.
Interactive Retirement Systems            Unified Fund Services (UFS)
Invesmart (Standard Retirement Services,
Inc.)                                     US Clearing Co.
Janney Montgomery Scott, Inc.             USAA Investment Management Co.
JJB Hillard W L Lyons, Inc.               USI Consulting Group
John Hancock                              VALIC Retirement Services
JP Morgan                                 Vanguard Group
July Business Services                    Wachovia
Kaufman & Goble                           Web401K.com
Legend Equities Co.                       Wedbush Morgan Securities
Legg Mason Wood Walker                    Wells Fargo Bank
Lehman Brothers, Inc.                     Wilmington Trust
Liberty Funds Distributor, Inc./Columbia
Management

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.
o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

 Standardized Yield = 2a-b +1)(6) -1]
                     [(cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The Securities and Exchange Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. There is no sales charge on
Class Y shares. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

--------------------------------------------------------------------------------

           The Fund's Yields for the 30-Day Periods Ended 12/31/2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of    Standardized Yield      Dividend Yield       Tax-Equivalent Yield
                                                           (39.45%Combined
                                                         Federal/New York Tax
Shares                                                       Bracket)(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          Without     After      Without    After      Without      After
          Sales       Sales      Sales      Sales                   Sales
          Charge      Charge     Charge     Charge     Sales Charge Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A      4.77%      4.54%      4.90%      4.67%       7.87%        7.50%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B      3.82%       N/A       3.85%       N/A        6.31%         N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C      3.88%       N/A       3.91%       N/A        6.40%         N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y      4.93%       N/A       5.08%       N/A        8.14%         N/A

--------------------------------------------------------------------------------

1. The  tax-equivalent  yield  calculation  assumes that the investor is taxed just below the highest federal income tax bracket  (currently 35%) and also assumes the 2007 combined  federal and New York State rates  (regardless of whether a switch to non-taxable  investments would cause a lower bracket to apply).

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the Securities and Exchange Commission. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-----------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 12/31/2007

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class of  Cumulative Total               Average Annual Total Returns
               Returns
            (10 Years or
           life-of-class,
Shares        if less)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                 1-Year            5-Year            10-Year
                                                 (or life of
                                                   class)       (or life of class)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
          After    Without  After     Without After     Without  After    Without
          Sales    Sales    Sales     Sales   Sales     Sales    Sales    Sales
           Charge   Charge   Charge   Charge   Charge    Charge   Charge   Charge
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class      59.98%   67.95%   -6.26%   -1.59%    5.07%    6.10%    4.81%    5.32%

A(1)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class      59.63%   59.63%   -7.10%   -2.41%    4.87%    5.19%    4.79%    4.79%
B(2)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class      54.14%   54.14%   -3.32%   -2.39%    5.19%    5.19%    4.42%    4.42%
C(3)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class      63.93%   63.93%   -1.44%   -1.44%    6.25%    6.25%    6.65%    6.65%
Y(4)

-----------------------------------------------------------------------------------
1. Inception of Class A:      5/15/86
2. Inception of Class B:      3/17/97
3. Inception of Class C:      3/17/97
4. Inception of Class Y:      4/28/00

---------------------------------------------------------------------------
   Average Annual Total Returns for Class A Shares (After Sales Charge)

                     For the Periods Ended 12/31/2007

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                1-Year         5-Year          10-Year
---------------------------------------------------------------------------
---------------------------------------------------------------------------

After Taxes on Distributions    -6.26%          5.07%           4.81%

---------------------------------------------------------------------------
---------------------------------------------------------------------------

After Taxes on                  -2.51%          5.16%           4.91%

Distributions and
Redemption of Fund Shares
---------------------------------------------------------------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The
Fund is ranked among muni New York long-term funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

      Oppenheimer AMT-Free Municipals     Oppenheimer New Jersey Municipal Fund
      Oppenheimer AMT-Free New York       Oppenheimer Pennsylvania Municipal Fund

Municipals

      Oppenheimer Balanced Fund           Oppenheimer Portfolio Series:
      Oppenheimer Baring China Fund            Active Allocation Fund
      Oppenheimer Baring Japan Fund            Equity Investor Fund
      Oppenheimer Baring SMA                   Conservative Investor Fund
International Fund
      Oppenheimer Core Bond Fund               Moderate Investor Fund
      Oppenheimer California Municipal    Oppenheimer Portfolio Series Fixed
Fund                                      Income Active Allocation Fund
      Oppenheimer Capital Appreciation    Oppenheimer Principal Protected Main

Fund                                      Street Fund

      Oppenheimer Capital Income Fund     Oppenheimer Principal Protected Main
                                          Street Fund II
      Oppenheimer Champion Income Fund    Oppenheimer Principal Protected Main
                                          Street Fund III
      Oppenheimer Commodity Strategy      Oppenheimer Quest Balanced Fund
      Total Return Fund
      Oppenheimer Convertible Securities  Oppenheimer Quest International Value
      Fund                                Fund, Inc.
      Oppenheimer Developing Markets Fund Oppenheimer Quest Opportunity Value Fund
      Oppenheimer Discovery Fund          Oppenheimer Real Estate Fund
      Oppenheimer Dividend Growth Fund    Oppenheimer Rising Dividends Fund, Inc.
      Oppenheimer Emerging Growth Fund    Oppenheimer Rochester Arizona Municipal

                                          Fund
                                          Oppenheimer Rochester Maryland
      Oppenheimer Equity Fund, Inc.       Municipal Fund

      Oppenheimer Equity Income Fund,     Oppenheimer Rochester Massachusetts
Inc.                                      Municipal Fund

      Oppenheimer Global Fund             Oppenheimer Rochester Michigan
                                          Municipal Fund

      Oppenheimer Global Opportunities    Oppenheimer Rochester Minnesota
Fund                                      Municipal Fund
      Oppenheimer Global Value Fund       Oppenheimer Rochester National
                                          Municipals
      Oppenheimer Gold & Special          Oppenheimer Rochester North Carolina
Minerals Fund                             Municipal Fund
      Oppenheimer International Bond Fund Oppenheimer Rochester Ohio Municipal
                                          Fund
      Oppenheimer International           Oppenheimer Rochester Virginia
Diversified Fund                          Municipal Fund
      Oppenheimer International Growth    Oppenheimer Select Value Fund
Fund
      Oppenheimer International Small     Oppenheimer Senior Floating Rate Fund
Company Fund
      Oppenheimer International Value     Oppenheimer Small- & Mid- Cap Value Fund
Fund
      Oppenheimer Limited Term            Oppenheimer SMA Core Bond Fund
      California Municipal Fund
      Oppenheimer Limited-Term            Oppenheimer SMA International Bond Fund

Government Fund

      Oppenheimer Limited Term Municipal  Oppenheimer Strategic Income Fund
      Fund
      Oppenheimer Main Street Fund        Oppenheimer U.S. Government Trust
      Oppenheimer Main Street             Oppenheimer Value Fund
      Opportunity Fund
      Oppenheimer Main Street Small Cap
      Fund                                Limited-Term New York Municipal Fund
      Oppenheimer MidCap Fund             Rochester Fund Municipals

       LifeCycle Funds
           Oppenheimer Transition 2010

Fund

           Oppenheimer Transition 2015
Fund
           Oppenheimer Transition 2020
Fund
           Oppenheimer Transition 2030
Fund

      And the following money market
funds:

      Oppenheimer Cash Reserves           Centennial Government Trust
      Oppenheimer Institutional Money     Centennial Money Market Trust

Market Fund

      Oppenheimer Money Market Fund,
Inc.                                      Centennial New York Tax Exempt Trust
      Centennial California Tax Exempt    Centennial Tax Exempt Trust

Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other
Oppenheimer funds or Class A, Class B, Class C, Class G and Class H units purchases in advisor sold Section 529 plans, for which the Manager or the
Distributor serves as the Program Manager or Program Distributor. A Letter is
an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13-month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to the purchases that were made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the
Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.

      To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and
Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N shares made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the
Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Money
Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period, calculated at the net asset value on that day, equals or exceeds the intended purchase amount.

      If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

      If total eligible purchases during the Letter period exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the prospectus), the sales charges paid may be adjusted to that lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the amount of the excess concessions allowed or paid to the dealer over the amount of concessions that are applicable to the actual amount of purchases. The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.

      By establishing a Letter, the investor agrees to be bound by the terms of the prospectus, this Statement of Additional Information and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the
Letter. If there are not sufficient shares to cover the escrow amount, the
Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

      3. If, during the Letter period, an investor exchanges shares of the
Fund for shares of another fund (as described in the prospectus section titled "How to Exchange Shares"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

      4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

      5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

      6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Asset Builder Plans. As explained in the prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor.
That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years. Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of shares.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, prospectuses,
Statement of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

   Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;

o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system in Networking Level 1 and 3 accounts;

o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
      Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
      programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

o     Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

      Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded, as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call written by the Fund is exercised, the proceeds are increased by the premium received. If a call written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix B to this Statement of Additional
Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the prospectus and below in this Statement of Additional Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt
                                             Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund     Oppenheimer Rochester Arizona
                                            Municipal Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Rochester Maryland
                                            Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Rochester Massachusetts
                                            Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Rochester Michigan
                                            Municipal Fund
                                            Oppenheimer Rochester Minnesota
                                            Municipal Fund
   Oppenheimer Institutional Money Market   Oppenheimer Rochester National
   Fund                                     Municipals
   Oppenheimer Limited Term California      Oppenheimer Rochester North Carolina
   Municipal Fund                           Municipal Fund
   Oppenheimer Limited Term Municipal Fund  Oppenheimer Rochester Ohio Municipal
                                            Fund
   Oppenheimer Money Market Fund, Inc.      Oppenheimer Rochester Virginia
                                            Municipal Fund
   Oppenheimer New Jersey Municipal Fund    Oppenheimer Senior Floating Rate Fund
   Oppenheimer Pennsylvania Municipal Fund  Rochester Fund Municipals
   Oppenheimer Principal Protected Main
   Street Fund II

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York            Oppenheimer Principal Protected Main
   Municipals                               Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value
                                            Fund, Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International
                                            Value Fund, Inc.
   Oppenheimer Capital Income Fund          Oppenheimer Rochester Arizona
                                            Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Rochester Maryland
                                            Municipal Fund
   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Massachusetts
                                            Municipal Fund
   Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Michigan
                                            Municipal Fund
   Oppenheimer Gold & Special Minerals      Oppenheimer Rochester Minnesota
   Fund                                     Municipal Fund
   Oppenheimer Institutional Money Market   Oppenheimer Rochester National
   Fund                                     Municipals
   Oppenheimer Limited Term California      Oppenheimer Rochester North Carolina
   Municipal Fund                           Municipal Fund
   Oppenheimer Limited Term Municipal Fund  Oppenheimer Rochester Ohio Municipal
                                            Fund
   Oppenheimer New Jersey Municipal Fund    Oppenheimer Rochester Virginia
                                            Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o     Oppenheimer Institutional Money Market Fund only offers Class E, Class
      L and Class P shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds and may be acquired by exchange only by current Class M shareholders of
      Oppenheimer Convertible Securities Fund and only for Class A shares of
      Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of certain money market funds purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).

o     Class A, Class B, Class C and Class N shares of Oppenheimer Developing
       Markets Fund may be acquired by exchange only to group retirement plans holding shares pursuant to the Pinnacle or RecordKeeper Pro programs or with a minimum initial investment of $50,000. An existing shareholder of that fund may make additional exchanges into that fund with as little as $50.
o     Shares of Oppenheimer International Small Company Fund may be acquired only by exchange shareholders of that fund. Existing shareholders may make exchanges into the fund with as little as $50.
o     In most cases, shares of Oppenheimer Small- & Mid-Cap Value Fund may be acquired only by group retirement plans or with a minimum initial investment of $50,000. Existing shareholders may make additional exchanges into that fund with as little as $50.
o     Oppenheimer Global Value Fund only offers Class A and Class Y shares.
       Class Y shares of that fund may be acquired only by participants in certain group retirement plans that have an agreement with the
       Distributor and present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the
       Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. Except, however, with respect to Class A shares of
Oppenheimer Rochester National Municipals and Rochester Fund Municipals
acquired prior to October 22, 2007, in which case the Class A contingent deferred sales charge is imposed on the acquired shares if they are redeemed within 24 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired prior to October 22, 2007 by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      If a dividend check or a check representing an automatic withdrawal payment is  returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Returned checks for the proceeds of other redemptions will be invested in shares of
Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the
Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A and Class Y shares.
That is due to the effect of the asset-based sales charge on Class B and
Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income including net income derived from an interest in a qualified publicly traded partnership.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its  total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly-traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation of Fund Distributions. The Fund intends to qualify  under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders.  To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended.  Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.  To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

       A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:

       (1)  certain  taxable  temporary  investments  (such as certificates of deposit,  repurchase agreements,  commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
       (2)  income from securities loans;
       (3)  income or gains from options or futures;
       (4)  any net short-term capital gain; and
       (5)  any market discount accrual on tax-exempt bonds.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax.

      In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from
New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from
New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New
York City general corporation tax for corporate shareholders of the Fund.
Additionally, certain distributions paid to corporate shareholders of the
Fund may be includable in income subject to the New York alternative minimum tax.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund  will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid.  As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his or her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his or her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

       The Fund will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid (not including exempt-interest dividends paid by the Fund) from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his or her foreign status, the Fund will be required to withhold U.S. tax at a rate of
28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to a foreign person entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent or his or her financial intermediary and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the
Independent Registered Public Accounting Firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER FUND MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of
Rochester Fund Municipals, including the statement of investments, as of
December 31, 2007, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Rochester Fund Municipals as of December 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 12, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--119.8%
---------------------------------------------------------------------------------------------------------------------------
NEW YORK--96.5%
$     1,420,000   Albany County, NY Airport Authority                               5.000%     12/15/2035   $     1,417,842
---------------------------------------------------------------------------------------------------------------------------
      1,035,000   Albany County, NY IDA (Albany College of Pharmacy)                5.375      12/01/2024         1,035,538
---------------------------------------------------------------------------------------------------------------------------
      1,700,000   Albany County, NY IDA (Albany College of Pharmacy)                5.625      12/01/2034         1,701,360
---------------------------------------------------------------------------------------------------------------------------
        605,000   Albany County, NY IDA (Wildwood Programs)                         4.900      07/01/2021           563,896
---------------------------------------------------------------------------------------------------------------------------
      1,085,000   Albany, NY Hsg. Authority (Lark Drive)                            5.500      12/01/2028         1,091,673
---------------------------------------------------------------------------------------------------------------------------
      2,700,000   Albany, NY IDA (Albany Law School)                                5.000      07/01/2031         2,521,449
---------------------------------------------------------------------------------------------------------------------------
        310,000   Albany, NY IDA (Albany Law School)                                5.000      07/01/2037           283,089
---------------------------------------------------------------------------------------------------------------------------
      1,420,000   Albany, NY IDA (Albany Medical Center)                            6.000      05/01/2019         1,427,938
---------------------------------------------------------------------------------------------------------------------------
      2,460,000   Albany, NY IDA (Albany Medical Center)                            6.000      05/01/2029         2,399,140
---------------------------------------------------------------------------------------------------------------------------
        340,000   Albany, NY IDA (Albany Municipal Golf Course
                  Clubhouse)                                                        7.500      05/01/2012           342,730
---------------------------------------------------------------------------------------------------------------------------
        845,000   Albany, NY IDA (Albany Rehabilitation)                            8.375      06/01/2023           857,903
---------------------------------------------------------------------------------------------------------------------------
      3,125,000   Albany, NY IDA (Brighter Choice Charter School)                   5.000      04/01/2027         2,852,281
---------------------------------------------------------------------------------------------------------------------------
      1,350,000   Albany, NY IDA (Brighter Choice Charter School)                   5.000      04/01/2032         1,201,379
---------------------------------------------------------------------------------------------------------------------------
        900,000   Albany, NY IDA (Brighter Choice Charter School)                   5.000      04/01/2037           789,390
---------------------------------------------------------------------------------------------------------------------------
      7,005,000   Albany, NY IDA (Charitable Leadership)                            5.750      07/01/2026         6,938,172
---------------------------------------------------------------------------------------------------------------------------
      3,730,000   Albany, NY IDA (Daughters of Sarah Nursing Home)                  5.375      10/20/2030         3,891,509
---------------------------------------------------------------------------------------------------------------------------
      2,335,000   Albany, NY IDA (Hampton Plaza)                                    6.250      03/15/2018         2,337,195
---------------------------------------------------------------------------------------------------------------------------
        900,000   Albany, NY IDA (New Covenant Charter School)                      7.000      05/01/2025           744,354
---------------------------------------------------------------------------------------------------------------------------
      1,285,000   Albany, NY IDA (Sage Colleges)                                    5.250      04/01/2019         1,300,381
---------------------------------------------------------------------------------------------------------------------------
      1,760,000   Albany, NY IDA (Sage Colleges)                                    5.300      04/01/2029         1,734,480
---------------------------------------------------------------------------------------------------------------------------
      1,120,000   Albany, NY Parking Authority                                      5.625      07/15/2020         1,169,403
---------------------------------------------------------------------------------------------------------------------------
        895,000   Albany, NY Parking Authority                                      5.625      07/15/2025           926,799
---------------------------------------------------------------------------------------------------------------------------
      1,770,000   Albany, NY Parking Authority 2                                    7.052 3    11/01/2017         1,089,010
---------------------------------------------------------------------------------------------------------------------------
      5,700,000   Allegany County, NY IDA (Houghton College)                        5.250      01/15/2024         5,739,216
---------------------------------------------------------------------------------------------------------------------------
        925,000   Amherst, NY IDA (Asbury Pointe)                                   5.800      02/01/2015           887,279
---------------------------------------------------------------------------------------------------------------------------
         10,000   Amherst, NY IDA (Asbury Pointe)                                   6.000      02/01/2023             9,404
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Amherst, NY IDA (Asbury Pointe)                                   6.000      02/01/2029         2,754,990
---------------------------------------------------------------------------------------------------------------------------
      5,300,000   Amherst, NY IDA (Beechwood Health Care Center)                    5.200      01/01/2040         4,441,718
---------------------------------------------------------------------------------------------------------------------------
         25,000   Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)                  5.250      08/01/2031            26,412
---------------------------------------------------------------------------------------------------------------------------
        250,000   Babylon, NY IDA (WWH Ambulance)                                   7.375      09/15/2008           250,395
---------------------------------------------------------------------------------------------------------------------------
        810,000   Bethlehem, NY Water System                                        5.250      03/01/2018           850,622
---------------------------------------------------------------------------------------------------------------------------
        855,000   Bethlehem, NY Water System                                        5.375      03/01/2019           899,554
---------------------------------------------------------------------------------------------------------------------------
        905,000   Bethlehem, NY Water System                                        5.375      03/01/2020           949,544
---------------------------------------------------------------------------------------------------------------------------
        955,000   Bethlehem, NY Water System                                        5.500      03/01/2021         1,004,822
---------------------------------------------------------------------------------------------------------------------------
        505,000   Bethlehem, NY Water System                                        5.500      03/01/2022           530,154
---------------------------------------------------------------------------------------------------------------------------
      1,065,000   Blauvelt, NY Volunteer Fire Company                               6.250      10/15/2017         1,067,907
---------------------------------------------------------------------------------------------------------------------------
      2,425,000   Brookhaven, NY (Stony Brook Foundation)                           6.500      11/01/2020         2,517,320
---------------------------------------------------------------------------------------------------------------------------
      2,735,000   Brookhaven, NY IDA (Enecon Corp.)                                 6.300      01/01/2033         2,612,308

                         29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        65,000   Broome County, NY IDA (University Plaza)                          5.000%     08/01/2025   $        58,880
---------------------------------------------------------------------------------------------------------------------------
      3,030,000   Broome County, NY IDA (University Plaza)                          5.000      08/01/2036         2,586,953
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Broome County, NY IDA (University Plaza)                          5.100      08/01/2030           885,470
---------------------------------------------------------------------------------------------------------------------------
      1,250,000   Broome County, NY IDA (University Plaza)                          5.100      08/01/2036         1,084,063
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Broome County, NY IDA (University Plaza)                          5.200      08/01/2030         2,693,160
---------------------------------------------------------------------------------------------------------------------------
      4,450,000   Broome County, NY IDA (University Plaza)                          5.200      08/01/2036         3,919,204
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)             5.750      11/01/2030         2,838,060
---------------------------------------------------------------------------------------------------------------------------
        915,000   Canton, NY Human Services Initiatives                             5.700      09/01/2024           948,297
---------------------------------------------------------------------------------------------------------------------------
      1,155,000   Canton, NY Human Services Initiatives                             5.750      09/01/2032         1,181,761
---------------------------------------------------------------------------------------------------------------------------
      4,295,000   Cattaraugus County, NY IDA (Olean General Hospital)               5.250      08/01/2023         4,375,188
---------------------------------------------------------------------------------------------------------------------------
      1,465,000   Cattaraugus County, NY IDA (St. Bonaventure
                  University)                                                       5.450      09/15/2019         1,483,723
---------------------------------------------------------------------------------------------------------------------------
     11,875,000   Cayuga County, NY COP (Auburn Memorial Hospital)                  6.000      01/01/2021        11,889,963
---------------------------------------------------------------------------------------------------------------------------
        230,000   Chautauqua County, NY IDA (Jamestown Devel. Corp.)                7.125      11/01/2008           231,527
---------------------------------------------------------------------------------------------------------------------------
      3,395,000   Chautauqua County, NY IDA (Jamestown Devel. Corp.)                7.125      11/01/2018         3,441,851
---------------------------------------------------------------------------------------------------------------------------
      1,900,000   Chautauqua County, NY IDA (Woman's Christian
                  Assoc. of Jamestown)                                              6.400      11/15/2029         1,940,185
---------------------------------------------------------------------------------------------------------------------------
         95,000   Chautauqua, NY Utility District                                   5.000      06/01/2023            98,328
---------------------------------------------------------------------------------------------------------------------------
        105,000   Chautauqua, NY Utility District                                   5.000      06/01/2025           107,862
---------------------------------------------------------------------------------------------------------------------------
      3,250,000   Chemung County, NY IDA (Arnot Ogden Medical
                  Center)                                                           5.000      11/01/2029         3,215,713
---------------------------------------------------------------------------------------------------------------------------
      1,915,000   Chemung County, NY IDA (Arnot Ogden Medical
                  Center)                                                           5.000      11/01/2029         1,894,797
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Chemung County, NY IDA (Arnot Ogden Medical
                  Center)                                                           5.000      11/01/2034           976,820
---------------------------------------------------------------------------------------------------------------------------
      1,455,000   Chemung County, NY IDA (Arnot Ogden Medical
                  Center)                                                           5.000      11/01/2034         1,421,273
---------------------------------------------------------------------------------------------------------------------------
      1,200,000   Chemung County, NY IDA (Hathorn Redevel.
                  Company)                                                          4.850      07/01/2023         1,208,508
---------------------------------------------------------------------------------------------------------------------------
      1,515,000   Chemung County, NY IDA (Hathorn Redevel.
                  Company)                                                          5.000      07/01/2033         1,516,667
---------------------------------------------------------------------------------------------------------------------------
      4,745,000   Chemung County, NY IDA (St. Joseph's Hospital)                    6.000      01/01/2013         4,634,252
---------------------------------------------------------------------------------------------------------------------------
      4,800,000   Chemung County, NY IDA (St. Joseph's Hospital)                    6.350      01/01/2013         4,758,624
---------------------------------------------------------------------------------------------------------------------------
      4,910,000   Chemung County, NY IDA (St. Joseph's Hospital)                    6.500      01/01/2019         4,843,813
---------------------------------------------------------------------------------------------------------------------------
      1,150,000   Clifton Springs, NY Hospital & Clinic                             7.650      01/01/2012         1,162,754
---------------------------------------------------------------------------------------------------------------------------
      2,545,000   Clifton Springs, NY Hospital & Clinic                             8.000      01/01/2020         2,548,156
---------------------------------------------------------------------------------------------------------------------------
         35,000   Cohoes, NY GO                                                     6.200      03/15/2012            35,424
---------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes, NY GO                                                     6.200      03/15/2013            25,297
---------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes, NY GO                                                     6.250      03/15/2014            25,299
---------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes, NY GO                                                     6.250      03/15/2015            25,288
---------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes, NY GO                                                     6.250      03/15/2016            25,267
---------------------------------------------------------------------------------------------------------------------------
      1,585,000   Columbia County, NY IDA (Berkshire Farms)                         7.500      12/15/2014         1,589,169
---------------------------------------------------------------------------------------------------------------------------
      3,300,000   Corinth, NY IDA (International Paper Company)                     5.750      02/01/2022         3,319,272

                         30 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        40,000   Corinth, NY IDA (International Paper Company)                     5.850%     12/01/2020   $        40,260
---------------------------------------------------------------------------------------------------------------------------
      5,370,000   Cortland County, NY IDA (Cortland Memorial
                  Hospital)                                                         5.250      07/01/2032         5,370,000
---------------------------------------------------------------------------------------------------------------------------
        155,000   Dutchess County, NY IDA (Astor Learning Center
                  Civic Facility)                                                   5.150      11/01/2024           158,892
---------------------------------------------------------------------------------------------------------------------------
      2,310,000   Dutchess County, NY IDA (Elant Fishkill)                          5.250      01/01/2037         2,013,512
---------------------------------------------------------------------------------------------------------------------------
        280,000   Dutchess County, NY IDA (IBM Corp.)                               5.450      12/01/2029           290,660
---------------------------------------------------------------------------------------------------------------------------
        900,000   Dutchess County, NY IDA (St. Francis Hospital)                    7.500      03/01/2029           955,683
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Dutchess County, NY Water & Wastewater Authority                  5.400 3    06/01/2027           396,620
---------------------------------------------------------------------------------------------------------------------------
      3,240,000   East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)         7.750      10/01/2032         3,342,708
---------------------------------------------------------------------------------------------------------------------------
      1,355,000   East Rochester, NY Hsg. Authority (Gates Senior Hsg.)             6.125      04/20/2043         1,461,869
---------------------------------------------------------------------------------------------------------------------------
      1,400,000   East Rochester, NY Hsg. Authority (Genesee Valley
                  Nursing Home)                                                     5.200      12/20/2024         1,456,868
---------------------------------------------------------------------------------------------------------------------------
      2,520,000   East Rochester, NY Hsg. Authority (Jefferson Park
                  Apartments)                                                       6.750      03/01/2030         2,585,243
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   East Rochester, NY Hsg. Authority (Linden Knoll)                  5.350      02/01/2038         2,011,820
---------------------------------------------------------------------------------------------------------------------------
     16,210,000   East Rochester, NY Hsg. Authority (St. John's Meadows)            5.000      02/15/2047        15,940,914
---------------------------------------------------------------------------------------------------------------------------
      4,095,000   East Rochester, NY Hsg. Authority (St. John's Meadows)            5.950      08/01/2027         4,155,197
---------------------------------------------------------------------------------------------------------------------------
      1,700,000   East Rochester, NY Hsg. Authority (Woodland Village)              5.500      08/01/2033         1,550,230
---------------------------------------------------------------------------------------------------------------------------
      3,325,000   Elmira, NY Hsg. Authority (Eastgate Apartments)                   6.250      06/01/2044         3,145,384
---------------------------------------------------------------------------------------------------------------------------
     25,290,000   Erie County Tobacco Asset Securitization Corp. 1                  5.000      06/01/2038        23,803,959
---------------------------------------------------------------------------------------------------------------------------
     72,380,000   Erie County Tobacco Asset Securitization Corp. 1                  5.000      06/01/2045        67,145,841
---------------------------------------------------------------------------------------------------------------------------
      2,380,000   Erie County, NY IDA (Air Cargo)                                   8.500      10/01/2015         2,398,635
---------------------------------------------------------------------------------------------------------------------------
      4,000,000   Erie County, NY IDA (Charter School Applied Tech)                 6.750      06/01/2025         4,124,680
---------------------------------------------------------------------------------------------------------------------------
      7,000,000   Erie County, NY IDA (Charter School Applied Tech)                 6.875      06/01/2035         7,164,920
---------------------------------------------------------------------------------------------------------------------------
      1,960,000   Erie County, NY IDA (DePaul Properties)                           5.750      09/01/2028         1,685,639
---------------------------------------------------------------------------------------------------------------------------
      2,605,000   Erie County, NY IDA (DePaul Properties)                           6.500      09/01/2018         2,525,964
---------------------------------------------------------------------------------------------------------------------------
      1,800,000   Erie County, NY IDA (Global Concepts Charter School)              6.250      10/01/2037         1,744,326
---------------------------------------------------------------------------------------------------------------------------
     35,000,000   Erie County, NY IDA (Great Lakes) 2,4                             7.500      12/01/2025           875,000
---------------------------------------------------------------------------------------------------------------------------
     11,310,000   Erie County, NY IDA (Medaille College)                            7.625      04/01/2035        12,391,915
---------------------------------------------------------------------------------------------------------------------------
      3,515,000   Erie County, NY IDA (Medaille College)                            8.250      11/01/2026         3,822,879
---------------------------------------------------------------------------------------------------------------------------
      7,000,000   Erie County, NY IDA (Orchard Park CCRC)                           6.000      11/15/2026         6,531,980
---------------------------------------------------------------------------------------------------------------------------
      8,250,000   Erie County, NY IDA (Orchard Park CCRC)                           6.000      11/15/2036         7,424,175
---------------------------------------------------------------------------------------------------------------------------
      9,600,000   Erie County, NY IDA (The Episcopal Church Home)                   6.000      02/01/2028         9,321,600
---------------------------------------------------------------------------------------------------------------------------
      2,630,000   Erie County, NY Sewer District                                    5.000      12/01/2030         2,729,966
---------------------------------------------------------------------------------------------------------------------------
      1,360,000   Erie County, NY Sewer District                                    5.000      12/01/2035         1,406,186
---------------------------------------------------------------------------------------------------------------------------
     36,360,000   Erie County, NY Tobacco Asset Securitization Corp.                5.000      06/01/2038        34,223,486
---------------------------------------------------------------------------------------------------------------------------
      5,715,000   Erie County, NY Tobacco Asset Securitization Corp.                5.000      06/01/2045         5,301,691
---------------------------------------------------------------------------------------------------------------------------
     93,000,000   Erie County, NY Tobacco Asset Securitization Corp.                6.140 3    06/01/2047         6,187,290
---------------------------------------------------------------------------------------------------------------------------
    135,450,000   Erie County, NY Tobacco Asset Securitization Corp.                6.488 3    06/01/2050         6,458,256
---------------------------------------------------------------------------------------------------------------------------
    150,000,000   Erie County, NY Tobacco Asset Securitization Corp.                6.751 3    06/01/2055         4,068,000

                         31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,024,000,000   Erie County, NY Tobacco Asset Securitization Corp.                7.650% 3   06/01/2060   $    18,984,960
---------------------------------------------------------------------------------------------------------------------------
      2,300,000   Essex County, NY IDA (International Paper Company)                6.450      11/15/2023         2,357,109
---------------------------------------------------------------------------------------------------------------------------
         35,000   Essex County, NY IDA (Moses Ludington Nursing
                  Home)                                                             6.200      02/01/2030            37,435
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   Essex County, NY IDA (Moses Ludington Nursing
                  Home)                                                             6.375      02/01/2050         5,369,250
---------------------------------------------------------------------------------------------------------------------------
         60,000   Essex County, NY IDA (Moses Ludington Nursing
                  Home)                                                             9.000      02/01/2008            60,046
---------------------------------------------------------------------------------------------------------------------------
        975,000   Essex County, NY IDA (North Country Community
                  College Foundation)                                               5.000      06/01/2020           957,723
---------------------------------------------------------------------------------------------------------------------------
        320,000   Essex County, NY IDA (North Country Community
                  College Foundation)                                               5.000      06/01/2020           314,330
---------------------------------------------------------------------------------------------------------------------------
      1,235,000   Essex County, NY IDA (North Country Community
                  College Foundation)                                               5.200      06/01/2025         1,199,556
---------------------------------------------------------------------------------------------------------------------------
        410,000   Essex County, NY IDA (North Country Community
                  College Foundation)                                               5.200      06/01/2025           398,233
---------------------------------------------------------------------------------------------------------------------------
      1,100,000   Essex County, NY IDA (North Country Community
                  College Foundation)                                               5.300      06/01/2035         1,041,469
---------------------------------------------------------------------------------------------------------------------------
      5,550,000   Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company)                                     5.200      12/01/2023         5,302,692
---------------------------------------------------------------------------------------------------------------------------
      4,440,000   Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company)                                     5.200      03/01/2028         4,106,956
---------------------------------------------------------------------------------------------------------------------------
      1,850,000   Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company)                                     5.500      08/15/2022         1,828,836
---------------------------------------------------------------------------------------------------------------------------
      1,625,000   Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company)                                     5.500      10/01/2026         1,570,465
---------------------------------------------------------------------------------------------------------------------------
      5,680,000   Franklin County, NY IDA (Adirondack Medical Center)               5.500      12/01/2029         5,749,410
---------------------------------------------------------------------------------------------------------------------------
        900,000   Franklin County, NY IDA (North Country Community
                  College Foundation)                                               5.200      06/01/2025           874,170
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Genesee County, NY IDA (United Memorial Medical
                  Center)                                                           5.000      12/01/2027           888,350
---------------------------------------------------------------------------------------------------------------------------
         70,000   Glen Cove, NY IDA (SLCD)                                          6.875      07/01/2008            69,951
---------------------------------------------------------------------------------------------------------------------------
      3,775,000   Glen Cove, NY IDA (SLCD)                                          7.375      07/01/2023         3,826,831
---------------------------------------------------------------------------------------------------------------------------
      1,270,000   Green Island, NY Power Authority                                  5.125      12/15/2024         1,270,330
---------------------------------------------------------------------------------------------------------------------------
      2,660,000   Green Island, NY Power Authority                                  6.000      12/15/2020         2,793,904
---------------------------------------------------------------------------------------------------------------------------
      1,695,000   Green Island, NY Power Authority                                  6.000      12/15/2025         1,759,512
---------------------------------------------------------------------------------------------------------------------------
        840,000   Hempstead Village, NY GO                                          5.000      07/01/2020           843,469
---------------------------------------------------------------------------------------------------------------------------
      1,025,000   Hempstead Village, NY GO                                          5.000      07/01/2021         1,023,504
---------------------------------------------------------------------------------------------------------------------------
      1,270,000   Hempstead Village, NY GO                                          5.000      07/01/2022         1,260,310
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   Hempstead, NY IDA (Adelphi University)                            5.500      06/01/2032         2,548,875
---------------------------------------------------------------------------------------------------------------------------
        235,000   Hempstead, NY IDA (Dentaco Corp.)                                 7.250      11/01/2012           243,023
---------------------------------------------------------------------------------------------------------------------------
      1,270,000   Hempstead, NY IDA (Dentaco Corp.)                                 8.250      11/01/2025         1,338,174
---------------------------------------------------------------------------------------------------------------------------
      2,260,000   Hempstead, NY IDA (Engel Burman Senior Hsg.)                      6.250      11/01/2010         2,366,356

                         32 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    18,825,000   Hempstead, NY IDA (Engel Burman Senior Hsg.)                      6.750%     11/01/2024   $    19,835,714
---------------------------------------------------------------------------------------------------------------------------
        660,000   Hempstead, NY IDA (Franklin Hospital Medical Center)              5.750      11/01/2008           656,218
---------------------------------------------------------------------------------------------------------------------------
      9,375,000   Hempstead, NY IDA (Franklin Hospital Medical Center)              6.375      11/01/2018         9,152,438
---------------------------------------------------------------------------------------------------------------------------
      8,710,000   Hempstead, NY IDA (Franklin Hospital Medical Center)              7.750      11/01/2022         9,221,103
---------------------------------------------------------------------------------------------------------------------------
      2,475,000   Hempstead, NY IDA (Hungry Harbor Associates)                      8.000      05/01/2044         2,916,169
---------------------------------------------------------------------------------------------------------------------------
      4,720,000   Hempstead, NY IDA (Hungry Harbor Associates)                      8.000      05/01/2044         5,561,340
---------------------------------------------------------------------------------------------------------------------------
     12,395,000   Hempstead, NY IDA (Hungry Harbor Associates)                      8.000      05/01/2044        14,604,409
---------------------------------------------------------------------------------------------------------------------------
     25,260,000   Hempstead, NY IDA (Lynbrook Facilities)                           6.500      11/01/2042        24,847,757
---------------------------------------------------------------------------------------------------------------------------
      6,355,000   Hempstead, NY IDA (South Shore Y JCC)                             6.750      11/01/2024         5,839,610
---------------------------------------------------------------------------------------------------------------------------
      2,220,000   Herkimer County, NY IDA (Burrows Paper)                           8.000      01/01/2009         2,224,618
---------------------------------------------------------------------------------------------------------------------------
      3,225,000   Herkimer County, NY IDA (Folts Adult Home)                        5.500      03/20/2040         3,459,038
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Herkimer County, NY IDA (Herkimer County College
                  Foundation)                                                       6.250      08/01/2034         1,027,130
---------------------------------------------------------------------------------------------------------------------------
      1,285,000   Herkimer County, NY IDA (Herkimer County College
                  Foundation)                                                       6.400      11/01/2020         1,332,558
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   Herkimer County, NY IDA (Herkimer County College
                  Foundation)                                                       6.500      11/01/2030         2,046,680
---------------------------------------------------------------------------------------------------------------------------
        195,000   Herkimer, NY Hsg. Authority                                       7.150      03/01/2011           195,505
---------------------------------------------------------------------------------------------------------------------------
    107,340,000   Hudson Yards, NY Infrastructure Corp                              5.000      02/15/2047       109,813,114
---------------------------------------------------------------------------------------------------------------------------
    702,480,000   Hudson Yards, NY Infrastructure Corp                              5.000      02/15/2047       712,413,067
---------------------------------------------------------------------------------------------------------------------------
      1,255,000   Hudson, NY IDA (Hudson Fabrics)                                   6.750      11/01/2024         1,194,346
---------------------------------------------------------------------------------------------------------------------------
        145,000   Huntington, NY Hsg. Authority (GJSR)                              5.875      05/01/2019           143,923
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Huntington, NY Hsg. Authority (GJSR)                              6.000      05/01/2029           975,260
---------------------------------------------------------------------------------------------------------------------------
      8,500,000   Huntington, NY Hsg. Authority (GJSR)                              6.000      05/01/2039         8,141,130
---------------------------------------------------------------------------------------------------------------------------
        770,000   Islip, NY IDA (Leeway School)                                     9.000      08/01/2021           771,887
---------------------------------------------------------------------------------------------------------------------------
     17,380,000   Islip, NY IDA (Southside Hospital Civic Facilities)               7.750      12/01/2022        17,569,442
---------------------------------------------------------------------------------------------------------------------------
      9,695,000   Islip, NY IDA (United Cerebral Palsy Assoc.)                      6.250      12/01/2031         8,952,751
---------------------------------------------------------------------------------------------------------------------------
      1,125,000   Islip, NY IDA (United Cerebral Palsy Assoc.)                      6.250      12/01/2031         1,038,870
---------------------------------------------------------------------------------------------------------------------------
      1,100,000   Islip, NY Res Rec, Series E                                       5.750      07/01/2020         1,194,699
---------------------------------------------------------------------------------------------------------------------------
      1,315,000   Islip, NY Res Rec, Series E 5                                     5.750      07/01/2021         1,425,881
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Islip, NY Res Rec, Series E 5                                     5.750      07/01/2023         1,078,430
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Kenmore, NY Hsg. Authority (SUNY at Buffalo)                      5.500      08/01/2024         3,058,350
---------------------------------------------------------------------------------------------------------------------------
     11,645,000   L.I., NY Power Authority, Series A 1                              5.250      09/01/2028        12,517,518
---------------------------------------------------------------------------------------------------------------------------
        275,000   L.I., NY Power Authority, Series A                                5.000      09/01/2027           284,609
---------------------------------------------------------------------------------------------------------------------------
         60,000   L.I., NY Power Authority, Series A                                5.125      09/01/2029            62,646
---------------------------------------------------------------------------------------------------------------------------
     24,130,000   L.I., NY Power Authority, Series A                                5.125      09/01/2029        24,596,192
---------------------------------------------------------------------------------------------------------------------------
      1,350,000   L.I., NY Power Authority, Series B                                5.000      12/01/2035         1,398,249
---------------------------------------------------------------------------------------------------------------------------
     74,880,000   L.I., NY Power Authority, Series C                                5.000      09/01/2035        76,915,238
---------------------------------------------------------------------------------------------------------------------------
     14,735,000   Liberty, NY Devel. Corp. (Goldman Sachs
                  Headquarters)                                                     5.500      10/01/2037        16,296,173
---------------------------------------------------------------------------------------------------------------------------
        100,000   Lowville, NY GO                                                   7.200      09/15/2012           115,368
---------------------------------------------------------------------------------------------------------------------------
        100,000   Lowville, NY GO                                                   7.200      09/15/2013           118,100

                         33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       100,000   Lowville, NY GO                                                   7.200%     09/15/2014   $       120,642
---------------------------------------------------------------------------------------------------------------------------
      3,830,000   Lyons, NY Community Health Initiatives Corp.                      5.550      09/01/2024         3,992,928
---------------------------------------------------------------------------------------------------------------------------
        750,000   Madison County, NY IDA (Morrisville State College
                  Foundation) 5                                                     5.000      06/01/2028           768,870
---------------------------------------------------------------------------------------------------------------------------
      1,100,000   Madison County, NY IDA (Morrisville State College
                  Foundation) 5                                                     5.000      06/01/2032         1,123,826
---------------------------------------------------------------------------------------------------------------------------
      1,290,000   Madison County, NY IDA (Oneida Healthcare Center)                 5.300      02/01/2021         1,317,219
---------------------------------------------------------------------------------------------------------------------------
      5,500,000   Madison County, NY IDA (Oneida Healthcare Center)                 5.350      02/01/2031         5,525,465
---------------------------------------------------------------------------------------------------------------------------
      2,605,000   Middletown, NY Hsg. Authority (Summitfield &
                  Moore Heights)                                                    4.800      07/01/2039         2,400,950
---------------------------------------------------------------------------------------------------------------------------
        650,000   Middletown, NY IDA (Flanagan Design & Display)                    7.500      11/01/2018           663,676
---------------------------------------------------------------------------------------------------------------------------
      3,955,000   Middletown, NY IDA (Southwinds Retirement Home)                   6.375      03/01/2018         3,935,581
---------------------------------------------------------------------------------------------------------------------------
        165,000   Middletown, NY IDA (YMCA)                                         6.250      11/01/2009           164,655
---------------------------------------------------------------------------------------------------------------------------
      1,255,000   Middletown, NY IDA (YMCA)                                         7.000      11/01/2019         1,236,552
---------------------------------------------------------------------------------------------------------------------------
        150,000   Monroe County, NY COP                                             8.050      01/01/2011           151,110
---------------------------------------------------------------------------------------------------------------------------
        570,000   Monroe County, NY IDA (Canal Ponds)                               7.000      06/15/2013           577,205
---------------------------------------------------------------------------------------------------------------------------
         50,000   Monroe County, NY IDA (Cloverwood Senior Living)                  6.750      05/01/2023            46,589
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Monroe County, NY IDA (Cloverwood Senior Living)                  6.875      05/01/2033           918,360
---------------------------------------------------------------------------------------------------------------------------
        796,066   Monroe County, NY IDA (Cottrone Devel.)                           9.500      12/01/2010           800,930
---------------------------------------------------------------------------------------------------------------------------
        720,000   Monroe County, NY IDA (Dayton Rogers
                  Manufacturing)                                                    6.100      12/01/2009           723,038
---------------------------------------------------------------------------------------------------------------------------
      4,225,000   Monroe County, NY IDA (DePaul Community
                  Facilities)                                                       5.875      02/01/2028         3,701,818
---------------------------------------------------------------------------------------------------------------------------
      5,195,000   Monroe County, NY IDA (DePaul Community
                  Facilities)                                                       5.950      08/01/2028         4,664,279
---------------------------------------------------------------------------------------------------------------------------
        725,000   Monroe County, NY IDA (DePaul Community
                  Facilities)                                                       6.450      02/01/2014           726,827
---------------------------------------------------------------------------------------------------------------------------
      1,285,000   Monroe County, NY IDA (DePaul Community
                  Facilities)                                                       6.500      02/01/2024         1,287,506
---------------------------------------------------------------------------------------------------------------------------
      4,485,000   Monroe County, NY IDA (DePaul Properties)                         6.150      09/01/2021         4,139,565
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Monroe County, NY IDA (Highland Hospital of
                  Rochester)                                                        5.000      08/01/2022         1,003,400
---------------------------------------------------------------------------------------------------------------------------
      1,250,000   Monroe County, NY IDA (Highland Hospital of
                  Rochester)                                                        5.000      08/01/2025         1,234,838
---------------------------------------------------------------------------------------------------------------------------
        375,000   Monroe County, NY IDA (Melles Griot)                              9.500      12/01/2009           379,579
---------------------------------------------------------------------------------------------------------------------------
      2,525,000   Monroe County, NY IDA (Parma Senior Hsg. Assoc.)                  6.500      12/01/2042         2,365,420
---------------------------------------------------------------------------------------------------------------------------
      2,890,000   Monroe County, NY IDA (Rochester Institute of
                  Technology)                                                       5.375      04/01/2029         2,821,796
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Monroe County, NY IDA (Southview Towers)                          6.125      02/01/2020         1,045,110
---------------------------------------------------------------------------------------------------------------------------
      1,465,000   Monroe County, NY IDA (St. John Fisher College)                   5.200      06/01/2019         1,499,618
---------------------------------------------------------------------------------------------------------------------------
      2,190,000   Monroe County, NY IDA (St. John Fisher College)                   5.250      06/01/2026         2,204,257
---------------------------------------------------------------------------------------------------------------------------
      3,075,000   Monroe County, NY IDA (St. John Fisher College)                   5.375      06/01/2024         3,114,514
---------------------------------------------------------------------------------------------------------------------------
      2,175,000   Monroe County, NY IDA (Summit at Brighton)                        5.375      07/01/2032         1,902,299

                         34 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     3,660,000   Monroe County, NY IDA (Summit at Brighton)                        5.500%     07/01/2027   $     3,339,640
---------------------------------------------------------------------------------------------------------------------------
        855,000   Monroe County, NY IDA (Volunteers of America)                     5.700      08/01/2018           844,603
---------------------------------------------------------------------------------------------------------------------------
      2,765,000   Monroe County, NY IDA (Volunteers of America)                     5.750      08/01/2028         2,632,363
---------------------------------------------------------------------------------------------------------------------------
    650,000,000   Monroe County, NY Tobacco Asset Securitization Corp. (TASC)       7.701 3    06/01/2061        11,167,000
---------------------------------------------------------------------------------------------------------------------------
        580,000   Monroe, NY Newpower Corp                                          5.625      01/01/2026           584,501
---------------------------------------------------------------------------------------------------------------------------
      2,265,000   Monroe, NY Newpower Corp.                                         5.500      01/01/2034         2,211,455
---------------------------------------------------------------------------------------------------------------------------
        500,000   Mount Vernon, NY IDA (Kings Court)                                5.200      12/01/2033           486,450
---------------------------------------------------------------------------------------------------------------------------
      3,275,000   Mount Vernon, NY IDA (Macedonia Towers)                           5.200      12/01/2033         3,186,248
---------------------------------------------------------------------------------------------------------------------------
      2,295,000   Mount Vernon, NY IDA (Meadowview)                                 6.150      06/01/2019         2,319,075
---------------------------------------------------------------------------------------------------------------------------
      2,600,000   Mount Vernon, NY IDA (Meadowview)                                 6.200      06/01/2029         2,611,310
---------------------------------------------------------------------------------------------------------------------------
      8,880,000   MTA Service Contract, Series A 1                                  5.125      01/01/2024         9,339,274
---------------------------------------------------------------------------------------------------------------------------
      8,400,000   MTA, Series A 1                                                   4.500      11/15/2034         8,181,012
---------------------------------------------------------------------------------------------------------------------------
     56,800,000   MTA, Series A 1                                                   5.000      11/15/2025        58,962,944
---------------------------------------------------------------------------------------------------------------------------
      7,640,000   MTA, Series A 1                                                   5.000      11/15/2028         7,897,544
---------------------------------------------------------------------------------------------------------------------------
     71,560,000   MTA, Series A 1                                                   5.000      11/15/2030        73,626,295
---------------------------------------------------------------------------------------------------------------------------
      8,500,000   MTA, Series A 1                                                   5.000      11/15/2032         8,739,828
---------------------------------------------------------------------------------------------------------------------------
     30,000,000   MTA, Series F 1                                                   5.000      11/15/2031        30,699,750
---------------------------------------------------------------------------------------------------------------------------
        802,824   Municipal Assistance Corp. for Troy, NY                           5.733 3    07/15/2021           447,727
---------------------------------------------------------------------------------------------------------------------------
      1,218,573   Municipal Assistance Corp. for Troy, NY                           5.741 3    01/15/2022           658,724
---------------------------------------------------------------------------------------------------------------------------
      5,120,000   Nassau County, NY (CSMR)                                          5.950      11/01/2022         5,108,838
---------------------------------------------------------------------------------------------------------------------------
        790,000   Nassau County, NY IDA (ACDS)                                      5.950      11/01/2022           788,278
---------------------------------------------------------------------------------------------------------------------------
        855,000   Nassau County, NY IDA (ALIA-ACDS)                                 7.500      06/01/2015           896,852
---------------------------------------------------------------------------------------------------------------------------
      2,975,000   Nassau County, NY IDA (ALIA-ACLD)                                 6.250      09/01/2022         2,941,055
---------------------------------------------------------------------------------------------------------------------------
        210,000   Nassau County, NY IDA (ALIA-ACLD)                                 7.125      06/01/2017           218,807
---------------------------------------------------------------------------------------------------------------------------
        320,000   Nassau County, NY IDA (ALIA-ACLD)                                 7.500      06/01/2015           335,664
---------------------------------------------------------------------------------------------------------------------------
      5,065,000   Nassau County, NY IDA (ALIA-CSMR)                                 7.000      11/01/2016         5,264,460
---------------------------------------------------------------------------------------------------------------------------
      3,115,000   Nassau County, NY IDA (ALIA-CSMR)                                 7.125      06/01/2017         3,245,643
---------------------------------------------------------------------------------------------------------------------------
      1,600,000   Nassau County, NY IDA (ALIA-CSMR)                                 7.500      06/01/2015         1,678,320
---------------------------------------------------------------------------------------------------------------------------
        245,000   Nassau County, NY IDA (ALIA-FREE)                                 7.125      06/01/2012           255,297
---------------------------------------------------------------------------------------------------------------------------
      1,970,000   Nassau County, NY IDA (ALIA-FREE)                                 7.500      06/01/2015         2,066,432
---------------------------------------------------------------------------------------------------------------------------
      4,030,000   Nassau County, NY IDA (ALIA-FREE)                                 8.150      06/01/2030         4,236,215
---------------------------------------------------------------------------------------------------------------------------
      6,340,000   Nassau County, NY IDA (ALIA-FREE)                                 8.250      06/01/2032         6,733,968
---------------------------------------------------------------------------------------------------------------------------
        835,000   Nassau County, NY IDA (ALIA-HH)                                   7.125      06/01/2017           868,016
---------------------------------------------------------------------------------------------------------------------------
        640,000   Nassau County, NY IDA (ALIA-HHS)                                  7.125      06/01/2017           665,306
---------------------------------------------------------------------------------------------------------------------------
        200,000   Nassau County, NY IDA (ALIA-LVH)                                  7.500      06/01/2015           209,790
---------------------------------------------------------------------------------------------------------------------------
      9,000,000   Nassau County, NY IDA (Amsterdam at Harborside) 6                 6.700      01/01/2043         9,019,440
---------------------------------------------------------------------------------------------------------------------------
        480,000   Nassau County, NY IDA (CNGCS)                                     7.500      06/01/2030           503,496
---------------------------------------------------------------------------------------------------------------------------
      2,245,000   Nassau County, NY IDA (CNGCS)                                     8.150      06/01/2030         2,365,040
---------------------------------------------------------------------------------------------------------------------------
        645,000   Nassau County, NY IDA (Epilepsy Foundation of L.I.)               5.950      11/01/2022           643,594
---------------------------------------------------------------------------------------------------------------------------
      1,660,000   Nassau County, NY IDA (Hispanic Counseling Center)                6.500      11/01/2037         1,655,817

                         35 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       115,000   Nassau County, NY IDA (Keyspan-Glenwood Energy Center)            5.250%     06/01/2027   $       115,532
---------------------------------------------------------------------------------------------------------------------------
        690,000   Nassau County, NY IDA (Life's WORC)                               5.950      11/01/2022           688,496
---------------------------------------------------------------------------------------------------------------------------
      3,750,000   Nassau County, NY IDA (Little Village School)                     7.500      12/01/2031         3,949,463
---------------------------------------------------------------------------------------------------------------------------
      3,535,000   Nassau County, NY IDA (New York Water Service Corp.)              5.000      12/01/2035         3,539,419
---------------------------------------------------------------------------------------------------------------------------
      2,290,000   Nassau County, NY IDA (North Shore CFGA)                          6.750      05/01/2024         2,238,841
---------------------------------------------------------------------------------------------------------------------------
      1,310,000   Nassau County, NY IDA (PLUS Group Home)                           6.150      11/01/2022         1,307,053
---------------------------------------------------------------------------------------------------------------------------
      2,050,000   Nassau County, NY IDA (United Cerebral Palsy)                     6.250      11/01/2014         2,033,026
---------------------------------------------------------------------------------------------------------------------------
        645,000   Nassau County, NY IDA (United Veteran's Beacon House)             6.500      11/01/2037           643,375
---------------------------------------------------------------------------------------------------------------------------
     23,550,000   Nassau County, NY IDA (Westbury Senior Living)                    7.900      11/01/2031        26,516,358
---------------------------------------------------------------------------------------------------------------------------
        750,000   Nassau County, NY IDA, Series A-A                                 6.000      07/02/2021           719,828
---------------------------------------------------------------------------------------------------------------------------
      7,725,000   Nassau County, NY IDA, Series A-B                                 6.000      07/01/2021         7,414,223
---------------------------------------------------------------------------------------------------------------------------
        710,000   Nassau County, NY IDA, Series A-C                                 6.000      07/01/2021           681,437
---------------------------------------------------------------------------------------------------------------------------
        800,000   Nassau County, NY IDA, Series A-D                                 6.000      07/01/2021           767,816
---------------------------------------------------------------------------------------------------------------------------
      1,675,000   Nassau County, NY Interim Finance Authority                       5.125      11/15/2021         1,677,295
---------------------------------------------------------------------------------------------------------------------------
     40,000,000   Nassau County, NY Tobacco Settlement Corp. 1                      5.125      06/01/2046        37,853,800
---------------------------------------------------------------------------------------------------------------------------
      9,000,000   Nassau County, NY Tobacco Settlement Corp.                        0.000 7    06/01/2026         8,231,580
---------------------------------------------------------------------------------------------------------------------------
     82,570,000   Nassau County, NY Tobacco Settlement Corp.                        5.125      06/01/2046        78,139,294
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   Nassau County, NY Tobacco Settlement Corp.                        5.820 3    06/01/2046         1,523,800
---------------------------------------------------------------------------------------------------------------------------
    105,975,000   Nassau County, NY Tobacco Settlement Corp.                        6.221 3    06/01/2046         7,552,838
---------------------------------------------------------------------------------------------------------------------------
  1,055,215,000   Nassau County, NY Tobacco Settlement Corp.                        6.537 3    06/01/2060        24,554,853
---------------------------------------------------------------------------------------------------------------------------
     40,000,000   Nassau County, NY Tobacco Settlement Corp.                        7.351 3    06/01/2060           741,600
---------------------------------------------------------------------------------------------------------------------------
     56,035,000   Nassau County, NY Tobacco Settlement Corp. (TASC) 6               5.000      06/01/2035        52,883,031
---------------------------------------------------------------------------------------------------------------------------
      7,155,000   Nassau, NY IDA (EBS North Hills LLC)                              7.800      05/01/2045         7,270,339
---------------------------------------------------------------------------------------------------------------------------
      3,340,000   Nassau, NY IDA (EBS North Hills LLC)                              7.800      05/01/2045         3,393,841
---------------------------------------------------------------------------------------------------------------------------
      4,290,000   Nassau, NY IDA (EBS North Hills LLC)                              7.800      05/01/2045         5,147,528
---------------------------------------------------------------------------------------------------------------------------
      4,775,000   Nassau, NY IDA (EBS North Hills LLC)                              7.800      05/01/2045         4,851,973
---------------------------------------------------------------------------------------------------------------------------
      4,775,000   Nassau, NY IDA (EBS North Hills LLC)                              7.800      05/01/2045         4,851,973
---------------------------------------------------------------------------------------------------------------------------
     13,010,000   New Rochelle, NY IDA (College of New Rochelle)                    5.250      07/01/2027        13,100,810
---------------------------------------------------------------------------------------------------------------------------
      5,955,000   New Rochelle, NY IDA (College of New Rochelle)                    5.500      07/01/2019         6,120,668
---------------------------------------------------------------------------------------------------------------------------
      3,670,000   New Rochelle, NY IDA (Soundview Apartments)                       5.375      04/01/2036         3,695,947
---------------------------------------------------------------------------------------------------------------------------
        500,000   Niagara County, NY IDA (Affinity Foxwood Place)                   5.000      07/20/2038           481,430
---------------------------------------------------------------------------------------------------------------------------
      2,810,000   Niagara County, NY IDA (Affinity Foxwood Place)                   5.000      07/20/2048         2,631,425
---------------------------------------------------------------------------------------------------------------------------
      3,300,000   Niagara County, NY IDA (American Ref-Fuel Company)                5.550      11/15/2024         3,318,480
---------------------------------------------------------------------------------------------------------------------------
      3,635,000   Niagara County, NY IDA (Niagara Falls Memorial Medical Center)    5.250      06/01/2018         3,422,934
---------------------------------------------------------------------------------------------------------------------------
      1,500,000   Niagara County, NY IDA (Niagara University)                       5.350      11/01/2023         1,530,315
---------------------------------------------------------------------------------------------------------------------------
      5,400,000   Niagara County, NY IDA (Niagara University) 5                     5.400      11/01/2031         5,442,930
---------------------------------------------------------------------------------------------------------------------------
      2,550,000   Niagara County, NY IDA (Solid Waste Disposal)                     5.550      11/15/2024         2,580,702
---------------------------------------------------------------------------------------------------------------------------
      6,800,000   Niagara County, NY IDA (Solid Waste Disposal) 5                   5.625      11/15/2024         6,879,696

                         36 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        20,000   Niagara County, NY Tobacco Asset Securitization Corp.             5.750%     05/15/2022   $        20,363
---------------------------------------------------------------------------------------------------------------------------
      1,395,000   Niagara County, NY Tobacco Asset Securitization Corp.             6.250      05/15/2034         1,435,985
---------------------------------------------------------------------------------------------------------------------------
      6,295,000   Niagara County, NY Tobacco Asset Securitization Corp.             6.250      05/15/2040         6,460,370
---------------------------------------------------------------------------------------------------------------------------
        295,000   Niagara, NY Frontier Transportation Authority
                  (Buffalo Niagara International Airport)                           5.000      04/01/2028           295,100
---------------------------------------------------------------------------------------------------------------------------
      1,235,000   Niagara, NY Frontier Transportation Authority
                  (Buffalo Niagara International Airport)                           5.625      04/01/2029         1,267,777
---------------------------------------------------------------------------------------------------------------------------
        715,000   North Babylon, NY Volunteer Fire Company                          5.750      08/01/2022           731,895
---------------------------------------------------------------------------------------------------------------------------
      3,295,000   North Tonawanda, NY HDC (Bishop Gibbons Associates)               7.375      12/15/2021         3,765,229
---------------------------------------------------------------------------------------------------------------------------
         25,000   Nunda, NY GO                                                      8.000      05/01/2010            27,204
---------------------------------------------------------------------------------------------------------------------------
        600,000   NY Capital District Youth Center                                  6.000      02/01/2017           606,906
---------------------------------------------------------------------------------------------------------------------------
        500,000   NY Carnegie Redevel. Corp. 2                                      7.000      09/01/2021           489,410
---------------------------------------------------------------------------------------------------------------------------
     39,120,000   NY Convention Center Devel. Corp. (Hotel Unit Fee)                5.000      11/15/2044        40,076,875
---------------------------------------------------------------------------------------------------------------------------
     19,225,000   NY Counties Tobacco Trust I 1                                     6.625      06/01/2042        19,948,721
---------------------------------------------------------------------------------------------------------------------------
        315,000   NY Counties Tobacco Trust I                                       6.500      06/01/2035           326,337
---------------------------------------------------------------------------------------------------------------------------
          5,000   NY Counties Tobacco Trust I                                       6.625      06/01/2042             5,188
---------------------------------------------------------------------------------------------------------------------------
     11,865,000   NY Counties Tobacco Trust I (TASC) 1                              6.250      06/01/2028        11,057,609
---------------------------------------------------------------------------------------------------------------------------
      5,920,000   NY Counties Tobacco Trust I (TASC) 1                              6.500      06/01/2035         6,133,031
---------------------------------------------------------------------------------------------------------------------------
      1,185,000   NY Counties Tobacco Trust I (TASC) Fixed Receipts                 6.225      06/01/2028         1,226,890
---------------------------------------------------------------------------------------------------------------------------
     29,800,000   NY Counties Tobacco Trust II (TASC) 1                             5.625      06/01/2035        30,076,395
---------------------------------------------------------------------------------------------------------------------------
     53,850,000   NY Counties Tobacco Trust II (TASC) 1                             5.750      06/01/2043        54,505,355
---------------------------------------------------------------------------------------------------------------------------
        245,000   NY Counties Tobacco Trust III                                     6.000      06/01/2043           251,407
---------------------------------------------------------------------------------------------------------------------------
      7,000,000   NY Counties Tobacco Trust IV                                      5.000      06/01/2038         6,588,680
---------------------------------------------------------------------------------------------------------------------------
    131,335,000   NY Counties Tobacco Trust IV                                      5.920 3    06/01/2050         7,109,164
---------------------------------------------------------------------------------------------------------------------------
    304,690,000   NY Counties Tobacco Trust IV                                      6.395 3    06/01/2055        10,149,224
---------------------------------------------------------------------------------------------------------------------------
    608,700,000   NY Counties Tobacco Trust IV                                      6.816 3    06/01/2060        11,285,298
---------------------------------------------------------------------------------------------------------------------------
     45,020,000   NY Counties Tobacco Trust IV (TASC) 1                             5.000      06/01/2042        42,116,435
---------------------------------------------------------------------------------------------------------------------------
     31,850,000   NY Counties Tobacco Trust IV (TASC) 1                             5.000      06/01/2045        29,522,880
---------------------------------------------------------------------------------------------------------------------------
     82,500,000   NY Counties Tobacco Trust IV (TASC)                               0.000 7    06/01/2041        76,211,025
---------------------------------------------------------------------------------------------------------------------------
      7,405,000   NY Counties Tobacco Trust IV (TASC) 6                             5.000      06/01/2042         6,927,378
---------------------------------------------------------------------------------------------------------------------------
     82,500,000   NY Counties Tobacco Trust IV (TASC)                               6.650      06/01/2041        11,324,775
---------------------------------------------------------------------------------------------------------------------------
    345,760,000   NY Counties Tobacco Trust V                                       6.152 3    06/01/2038        45,699,099
---------------------------------------------------------------------------------------------------------------------------
    627,860,000   NY Counties Tobacco Trust V                                       6.204 3    06/01/2050        33,986,062
---------------------------------------------------------------------------------------------------------------------------
    643,195,000   NY Counties Tobacco Trust V                                       6.850 3    06/01/2055        21,424,825
---------------------------------------------------------------------------------------------------------------------------
  3,845,000,000   NY Counties Tobacco Trust V                                       7.846 3    06/01/2060        68,517,900
---------------------------------------------------------------------------------------------------------------------------
    228,000,000   NY Liberty Devel. Corp. (Goldman Sachs Headquarters) 1            5.250      10/01/2035       241,273,020
---------------------------------------------------------------------------------------------------------------------------
        435,000   NY Liberty Devel. Corp. (Goldman Sachs Headquarters)              5.250      10/01/2035           460,321
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   NY Liberty Devel. Corp. (National Sports Museum)                  6.125      02/15/2019         2,487,050
---------------------------------------------------------------------------------------------------------------------------
     15,895,000   NY MTA Service Contract, Series A                                 5.125      01/01/2024        16,716,930

                         37 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   162,430,000   NY MTA Service Contract, Series A                                 5.125%     01/01/2029   $   167,324,016
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   NY MTA Service Contract, Series A                                 5.750      07/01/2031        21,556,400
---------------------------------------------------------------------------------------------------------------------------
     33,290,000   NY MTA Service Contract, Series B                                 5.250      01/01/2031        34,167,524
---------------------------------------------------------------------------------------------------------------------------
         20,000   NY MTA, Series A                                                  5.000      11/15/2032            20,509
---------------------------------------------------------------------------------------------------------------------------
     64,655,000   NY MTA, Series A                                                  5.000      11/15/2035        66,163,401
---------------------------------------------------------------------------------------------------------------------------
     42,295,000   NY MTA, Series A                                                  5.125      11/15/2031        43,205,611
---------------------------------------------------------------------------------------------------------------------------
     31,665,000   NY MTA, Series B 5                                                4.750      11/15/2031        31,551,323
---------------------------------------------------------------------------------------------------------------------------
         25,000   NY MTA, Series B                                                  5.000      01/01/2031            25,572
---------------------------------------------------------------------------------------------------------------------------
     54,900,000   NY MTA, Series B                                                  5.000      11/15/2031        56,242,854
---------------------------------------------------------------------------------------------------------------------------
     34,845,000   NY MTA, Series E                                                  5.250      11/15/2031        36,129,387
---------------------------------------------------------------------------------------------------------------------------
    132,990,000   NY MTA, Series F                                                  5.000      11/15/2035       135,802,739
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   NY New Hartford-Sunset Wood Funding Corp.                         5.500      02/01/2029         2,070,900
---------------------------------------------------------------------------------------------------------------------------
      4,540,000   NY Newark-Wayne Community Hospital                                5.875      01/15/2033         4,547,854
---------------------------------------------------------------------------------------------------------------------------
      2,020,000   NY Newark-Wayne Community Hospital                                7.600      09/01/2015         2,021,616
---------------------------------------------------------------------------------------------------------------------------
     17,120,000   NY Seneca Nation Indians Capital Improvements                     5.000      12/01/2023        15,290,386
---------------------------------------------------------------------------------------------------------------------------
      7,500,000   NY Tobacco Settlement Financing Corp. (TASC)                      5.500      06/01/2019         8,033,325
---------------------------------------------------------------------------------------------------------------------------
     13,825,000   NY Tobacco Settlement Financing Corp. (TASC)                      5.500      06/01/2021        14,794,271
---------------------------------------------------------------------------------------------------------------------------
         25,000   NY Triborough Bridge & Tunnel Authority                           5.000      01/01/2032            25,540
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   NY United Nations Devel. Corp., Series A                          5.250      07/01/2026         2,002,220
---------------------------------------------------------------------------------------------------------------------------
     46,000,000   NYC GO 1                                                          5.000      06/01/2030        46,926,210
---------------------------------------------------------------------------------------------------------------------------
     10,920,000   NYC GO 1                                                          5.000      08/01/2030        11,143,969
---------------------------------------------------------------------------------------------------------------------------
     27,400,000   NYC GO 1                                                          5.000      06/01/2033        27,900,050
---------------------------------------------------------------------------------------------------------------------------
      5,400,000   NYC GO 1                                                          5.000      08/01/2035         5,496,957
---------------------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                                            0.000 7    03/15/2029            23,595
---------------------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                                            5.000      06/01/2020            15,704
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.000      03/15/2021             5,086
---------------------------------------------------------------------------------------------------------------------------
        950,000   NYC GO                                                            5.000      03/01/2023           982,585
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                                            5.000      03/01/2024         1,031,210
---------------------------------------------------------------------------------------------------------------------------
        400,000   NYC GO                                                            5.000      06/01/2024           412,860
---------------------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                                            5.000      03/01/2025            25,529
---------------------------------------------------------------------------------------------------------------------------
        500,000   NYC GO                                                            5.000      08/01/2025           515,570
---------------------------------------------------------------------------------------------------------------------------
      3,205,000   NYC GO                                                            5.000      11/01/2025         3,291,535
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC GO                                                            5.000      04/01/2026         3,079,560
---------------------------------------------------------------------------------------------------------------------------
      1,445,000   NYC GO                                                            5.000      04/01/2026         1,487,714
---------------------------------------------------------------------------------------------------------------------------
      6,965,000   NYC GO                                                            5.000      06/01/2026         7,174,507
---------------------------------------------------------------------------------------------------------------------------
        705,000   NYC GO                                                            5.000      08/01/2026           726,552
---------------------------------------------------------------------------------------------------------------------------
      3,600,000   NYC GO                                                            5.000      08/01/2027         3,699,828
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   NYC GO                                                            5.000      08/01/2028         2,564,225
---------------------------------------------------------------------------------------------------------------------------
         35,000   NYC GO                                                            5.000      08/15/2028            35,805
---------------------------------------------------------------------------------------------------------------------------
         75,000   NYC GO                                                            5.000      08/15/2028            76,226
---------------------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                                            5.000      09/15/2028            20,381

                         38 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       360,000   NYC GO                                                            5.000%     03/15/2029   $       363,632
---------------------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                                            5.000      03/15/2029            15,243
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.000      03/15/2029             5,172
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.000      03/15/2029             5,172
---------------------------------------------------------------------------------------------------------------------------
        350,000   NYC GO                                                            5.000      10/15/2029           356,041
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC GO                                                            5.000      03/01/2030         3,058,620
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   NYC GO                                                            5.000      04/01/2030        20,394,400
---------------------------------------------------------------------------------------------------------------------------
        570,000   NYC GO                                                            5.000      06/01/2030           581,474
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   NYC GO                                                            5.000      08/01/2030         2,043,260
---------------------------------------------------------------------------------------------------------------------------
      2,905,000   NYC GO                                                            5.000      06/01/2031         2,969,142
---------------------------------------------------------------------------------------------------------------------------
         60,000   NYC GO                                                            5.000      03/01/2033            60,800
---------------------------------------------------------------------------------------------------------------------------
         75,000   NYC GO                                                            5.000      06/01/2033            76,369
---------------------------------------------------------------------------------------------------------------------------
        115,000   NYC GO                                                            5.000      10/15/2033           116,694
---------------------------------------------------------------------------------------------------------------------------
     12,455,000   NYC GO                                                            5.000      12/01/2033        12,669,351
---------------------------------------------------------------------------------------------------------------------------
     30,150,000   NYC GO                                                            5.000      11/01/2034        30,648,681
---------------------------------------------------------------------------------------------------------------------------
     12,765,000   NYC GO                                                            5.000      03/01/2035        12,983,282
---------------------------------------------------------------------------------------------------------------------------
     34,405,000   NYC GO                                                            5.000      04/01/2035        34,998,830
---------------------------------------------------------------------------------------------------------------------------
      4,605,000   NYC GO                                                            5.000      08/01/2036         4,693,324
---------------------------------------------------------------------------------------------------------------------------
         60,000   NYC GO                                                            5.100      11/01/2019            62,456
---------------------------------------------------------------------------------------------------------------------------
      5,285,000   NYC GO                                                            5.100      08/15/2027         5,438,688
---------------------------------------------------------------------------------------------------------------------------
      6,000,000   NYC GO                                                            5.125      12/01/2028         6,241,080
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO 5                                                          5.250      08/01/2021             5,058
---------------------------------------------------------------------------------------------------------------------------
      2,735,000   NYC GO                                                            5.250      10/15/2021         2,868,851
---------------------------------------------------------------------------------------------------------------------------
        265,000   NYC GO                                                            5.250      08/15/2023           269,900
---------------------------------------------------------------------------------------------------------------------------
        530,000   NYC GO 5                                                          5.250      08/01/2024           536,249
---------------------------------------------------------------------------------------------------------------------------
     25,530,000   NYC GO                                                            5.250      06/01/2027        26,262,456
---------------------------------------------------------------------------------------------------------------------------
      1,690,000   NYC GO 5                                                          5.250      06/01/2028         1,746,902
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                                            5.250      09/15/2033         1,031,460
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.375      12/01/2026             5,276
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.375      03/01/2027             5,504
---------------------------------------------------------------------------------------------------------------------------
        515,000   NYC GO 5                                                          5.375      08/01/2027           524,744
---------------------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                                            5.375      11/15/2027            50,595
---------------------------------------------------------------------------------------------------------------------------
     37,945,000   NYC GO                                                            5.375      06/01/2032        39,138,750
---------------------------------------------------------------------------------------------------------------------------
     11,500,000   NYC GO                                                            5.500      08/01/2020        12,450,820
---------------------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                                            5.500      08/01/2022            50,570
---------------------------------------------------------------------------------------------------------------------------
        850,000   NYC GO 5                                                          5.500      06/01/2028           884,536
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.500      12/01/2031             5,312
---------------------------------------------------------------------------------------------------------------------------
      3,705,000   NYC GO 5                                                          5.500      11/15/2037         3,747,200
---------------------------------------------------------------------------------------------------------------------------
        275,000   NYC GO                                                            5.750      08/01/2012           278,314
---------------------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                                            5.750      08/01/2013            20,241
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.950      08/01/2014             5,128

                         39 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    12,880,000   NYC GO                                                            6.000%     01/15/2021   $    14,149,582
---------------------------------------------------------------------------------------------------------------------------
         40,000   NYC GO                                                            6.154 3    10/01/2012            33,859
---------------------------------------------------------------------------------------------------------------------------
        200,000   NYC GO                                                            6.343 3    05/15/2012           171,480
---------------------------------------------------------------------------------------------------------------------------
        335,000   NYC GO                                                            6.350      05/15/2014           342,186
---------------------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                                            7.000      02/01/2010            20,062
---------------------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                                            7.250      08/15/2024            15,043
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            7.750      08/15/2028             5,024
---------------------------------------------------------------------------------------------------------------------------
        837,000   NYC GO RIBS                                                       8.120 8    08/12/2010           840,892
---------------------------------------------------------------------------------------------------------------------------
        837,000   NYC GO RIBS                                                       8.120 8    09/01/2011           840,892
---------------------------------------------------------------------------------------------------------------------------
      1,005,000   NYC HDC (Barclay Avenue)                                          6.450      04/01/2017         1,008,015
---------------------------------------------------------------------------------------------------------------------------
      4,055,000   NYC HDC (Barclay Avenue)                                          6.600      04/01/2033         4,064,245
---------------------------------------------------------------------------------------------------------------------------
        315,112   NYC HDC (Bay Towers)                                              6.500      08/15/2017           315,676
---------------------------------------------------------------------------------------------------------------------------
         48,826   NYC HDC (Beekman)                                                 6.500      10/15/2017            49,433
---------------------------------------------------------------------------------------------------------------------------
        326,919   NYC HDC (Bridgeview III)                                          6.500      12/15/2017           344,030
---------------------------------------------------------------------------------------------------------------------------
        930,906   NYC HDC (Cadman Towers)                                           6.500      11/15/2018           979,564
---------------------------------------------------------------------------------------------------------------------------
      2,578,176   NYC HDC (East Midtown Plaza)                                      6.500      11/15/2018         2,582,636
---------------------------------------------------------------------------------------------------------------------------
         59,956   NYC HDC (Essex Terrace)                                           6.500      07/15/2018            60,055
---------------------------------------------------------------------------------------------------------------------------
        350,995   NYC HDC (Forest Park Crescent)                                    6.500      12/15/2017           369,320
---------------------------------------------------------------------------------------------------------------------------
        282,917   NYC HDC (Kingsbridge Arms)                                        6.500      08/15/2017           283,423
---------------------------------------------------------------------------------------------------------------------------
      3,450,000   NYC HDC (Linden Boulevard Apartments)                             4.750      01/15/2039         3,155,163
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYC HDC (Multifamily Hsg.)                                        4.700      11/01/2040         4,654,750
---------------------------------------------------------------------------------------------------------------------------
      3,365,000   NYC HDC (Multifamily Hsg.)                                        4.750      11/01/2035         3,341,647
---------------------------------------------------------------------------------------------------------------------------
      1,595,000   NYC HDC (Multifamily Hsg.)                                        5.050      11/01/2022         1,613,231
---------------------------------------------------------------------------------------------------------------------------
         60,000   NYC HDC (Multifamily Hsg.)                                        5.050      11/01/2023            60,238
---------------------------------------------------------------------------------------------------------------------------
      3,185,000   NYC HDC (Multifamily Hsg.)                                        5.050      11/01/2039         3,079,577
---------------------------------------------------------------------------------------------------------------------------
      2,435,000   NYC HDC (Multifamily Hsg.)                                        5.100      11/01/2027         2,424,310
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC HDC (Multifamily Hsg.)                                        5.125      11/01/2032         2,966,550
---------------------------------------------------------------------------------------------------------------------------
      4,250,000   NYC HDC (Multifamily Hsg.)                                        5.150      11/01/2037         4,167,168
---------------------------------------------------------------------------------------------------------------------------
      6,750,000   NYC HDC (Multifamily Hsg.)                                        5.200      11/01/2040         6,608,993
---------------------------------------------------------------------------------------------------------------------------
      6,330,000   NYC HDC (Multifamily Hsg.) 6                                      5.250      11/01/2027         6,341,584
---------------------------------------------------------------------------------------------------------------------------
      8,500,000   NYC HDC (Multifamily Hsg.)                                        5.250      11/01/2030         8,764,690
---------------------------------------------------------------------------------------------------------------------------
      7,205,000   NYC HDC (Multifamily Hsg.)                                        5.250      11/01/2045         7,025,307
---------------------------------------------------------------------------------------------------------------------------
      5,140,000   NYC HDC (Multifamily Hsg.) 6                                      5.350      11/01/2037         5,122,113
---------------------------------------------------------------------------------------------------------------------------
         15,000   NYC HDC (Multifamily Hsg.)                                        5.400      11/01/2033            15,055
---------------------------------------------------------------------------------------------------------------------------
      3,735,000   NYC HDC (Multifamily Hsg.) 6                                      5.450      11/01/2040         3,734,701
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC HDC (Multifamily Hsg.), Series A                              5.500      11/01/2034         3,023,310
---------------------------------------------------------------------------------------------------------------------------
     10,470,000   NYC HDC (Multifamily Hsg.), Series A                              5.600      11/01/2042        10,737,927
---------------------------------------------------------------------------------------------------------------------------
     31,900,000   NYC HDC (Multifamily Hsg.), Series B                              5.350      05/01/2049        32,163,494
---------------------------------------------------------------------------------------------------------------------------
     11,250,000   NYC HDC (Multifamily Hsg.), Series C                              5.050      11/01/2036        11,279,475
---------------------------------------------------------------------------------------------------------------------------
      8,365,000   NYC HDC (Multifamily Hsg.), Series C                              5.125      05/01/2040         8,141,571
---------------------------------------------------------------------------------------------------------------------------
        385,000   NYC HDC (Multifamily Hsg.), Series C                              5.700      05/01/2031           389,847

                         40 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     1,000,000   NYC HDC (Multifamily Hsg.), Series E                              5.200%     11/01/2033   $       990,800
---------------------------------------------------------------------------------------------------------------------------
     11,000,000   NYC HDC (Multifamily Hsg.), Series E-1                            4.950      11/01/2033        11,193,820
---------------------------------------------------------------------------------------------------------------------------
      2,155,000   NYC HDC (Multifamily Hsg.), Series F                              5.200      11/01/2032         2,144,419
---------------------------------------------------------------------------------------------------------------------------
      3,515,000   NYC HDC (Multifamily Hsg.), Series G-1                            4.750      11/01/2027         3,368,741
---------------------------------------------------------------------------------------------------------------------------
     13,180,000   NYC HDC (Multifamily Hsg.), Series G-1                            4.875      11/01/2039        12,506,238
---------------------------------------------------------------------------------------------------------------------------
      1,345,000   NYC HDC (Multifamily Hsg.), Series H-2                            5.200      11/01/2038         1,325,578
---------------------------------------------------------------------------------------------------------------------------
      3,400,000   NYC HDC (Multifamily Hsg.), Series H-2                            5.250      05/01/2046         3,311,634
---------------------------------------------------------------------------------------------------------------------------
     15,510,000   NYC HDC (Multifamily Hsg.), Series I-2                            5.200      11/01/2038        15,286,036
---------------------------------------------------------------------------------------------------------------------------
      8,600,000   NYC HDC (Ocean Gate Devel.)                                       5.150      11/01/2040         8,412,778
---------------------------------------------------------------------------------------------------------------------------
     15,000,000   NYC HDC (Progress of Peoples Devel.) 5                            4.950      05/15/2036        14,349,600
---------------------------------------------------------------------------------------------------------------------------
      5,185,000   NYC HDC (Seaview Towers)                                          4.750      07/15/2039         4,731,727
---------------------------------------------------------------------------------------------------------------------------
        267,238   NYC HDC (St. Martin Tower)                                        6.500      11/15/2018           281,223
---------------------------------------------------------------------------------------------------------------------------
      1,222,375   NYC HDC (Tivoli Towers)                                           6.500      01/15/2018         1,285,450
---------------------------------------------------------------------------------------------------------------------------
        181,017   NYC HDC (Westview Apartments) 2                                   6.500      10/15/2017           181,017
---------------------------------------------------------------------------------------------------------------------------
      2,750,000   NYC HDC, Series C                                                 5.000      11/01/2026         2,718,403
---------------------------------------------------------------------------------------------------------------------------
     23,500,000   NYC Health & Hospital Corp. 1                                     5.000      02/15/2020        24,134,735
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC Health & Hospital Corp.                                       5.375      02/15/2026         1,014,500
---------------------------------------------------------------------------------------------------------------------------
      1,165,000   NYC IDA (A Very Special Place)                                    5.750      01/01/2029         1,084,033
---------------------------------------------------------------------------------------------------------------------------
      3,535,000   NYC IDA (Acme Architectural Products)                             6.375      11/01/2019         3,408,694
---------------------------------------------------------------------------------------------------------------------------
     38,080,000   NYC IDA (AIRIS JFK I/JFK International Airport)                   5.500      07/01/2028        35,851,178
---------------------------------------------------------------------------------------------------------------------------
     22,745,000   NYC IDA (AIRIS JFK I/JFK International Airport)                   6.000      07/01/2027        22,822,333
---------------------------------------------------------------------------------------------------------------------------
        280,000   NYC IDA (Allied Metal)                                            6.375      12/01/2014           278,177
---------------------------------------------------------------------------------------------------------------------------
        940,000   NYC IDA (Allied Metal)                                            7.125      12/01/2027           942,453
---------------------------------------------------------------------------------------------------------------------------
      3,165,000   NYC IDA (Amboy Properties)                                        6.750      06/01/2020         2,950,128
---------------------------------------------------------------------------------------------------------------------------
      2,905,000   NYC IDA (American Airlines)                                       5.400      07/01/2019         2,583,039
---------------------------------------------------------------------------------------------------------------------------
     32,175,000   NYC IDA (American Airlines) 5                                     5.400      07/01/2020        28,409,882
---------------------------------------------------------------------------------------------------------------------------
     41,305,000   NYC IDA (American Airlines)                                       6.900      08/01/2024        41,336,805
---------------------------------------------------------------------------------------------------------------------------
      1,300,000   NYC IDA (American Airlines)                                       7.125      08/01/2011         1,312,025
---------------------------------------------------------------------------------------------------------------------------
     41,100,000   NYC IDA (American Airlines)                                       7.750      08/01/2031        44,928,465
---------------------------------------------------------------------------------------------------------------------------
     29,410,000   NYC IDA (American Airlines)                                       8.000      08/01/2028        32,516,284
---------------------------------------------------------------------------------------------------------------------------
    338,060,000   NYC IDA (American Airlines)                                       8.500      08/01/2028       367,471,220
---------------------------------------------------------------------------------------------------------------------------
      3,530,000   NYC IDA (American National Red Cross) 5                           5.000      02/01/2036         3,656,833
---------------------------------------------------------------------------------------------------------------------------
      4,620,000   NYC IDA (Atlantic Paste & Glue Company)                           6.625      11/01/2019         4,632,566
---------------------------------------------------------------------------------------------------------------------------
      1,160,000   NYC IDA (Atlantic Veal & Lamb) 5                                  8.375      12/01/2016         1,188,223
---------------------------------------------------------------------------------------------------------------------------
        380,000   NYC IDA (Baco Enterprises)                                        7.500      11/01/2011           384,347
---------------------------------------------------------------------------------------------------------------------------
      1,685,000   NYC IDA (Baco Enterprises)                                        8.500      11/01/2021         1,727,445
---------------------------------------------------------------------------------------------------------------------------
      1,500,000   NYC IDA (Bark Frameworks)                                         6.750      11/01/2019         1,478,130
---------------------------------------------------------------------------------------------------------------------------
     10,240,000   NYC IDA (Berkeley Carroll School)                                 6.100      11/01/2028        10,055,578
---------------------------------------------------------------------------------------------------------------------------
      5,500,000   NYC IDA (Beth Abraham Health Services)                            6.500      02/15/2022         5,503,630
---------------------------------------------------------------------------------------------------------------------------
      1,035,000   NYC IDA (Beth Abraham Health Services)                            6.500      11/15/2027         1,055,265
---------------------------------------------------------------------------------------------------------------------------
      4,220,000   NYC IDA (Beth Abraham Health Services)                            6.500      11/15/2034         4,262,411

                         41 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    50,610,000   NYC IDA (British Airways)                                         5.250%     12/01/2032   $    42,281,112
---------------------------------------------------------------------------------------------------------------------------
     34,165,000   NYC IDA (British Airways)                                         7.625      12/01/2032        35,926,547
---------------------------------------------------------------------------------------------------------------------------
     85,920,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                5.650      10/01/2028        82,075,080
---------------------------------------------------------------------------------------------------------------------------
    144,605,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                5.750      10/01/2036       139,857,618
---------------------------------------------------------------------------------------------------------------------------
     21,140,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                6.200      10/01/2022        21,464,710
---------------------------------------------------------------------------------------------------------------------------
      4,145,000   NYC IDA (Calhoun School)                                          6.625      12/01/2034         4,409,948
---------------------------------------------------------------------------------------------------------------------------
     16,205,000   NYC IDA (Calhoun School)                                          6.625      12/01/2034        17,113,128
---------------------------------------------------------------------------------------------------------------------------
      2,895,000   NYC IDA (Center for Elimination of Family Violence)               7.375      11/01/2036         2,991,230
---------------------------------------------------------------------------------------------------------------------------
     12,495,000   NYC IDA (Center for Nursing/Rehabilitation)                       5.375      08/01/2027        11,197,769
---------------------------------------------------------------------------------------------------------------------------
      3,425,000   NYC IDA (Center for Nursing/Rehabilitation)                       5.375      08/01/2027         3,069,417
---------------------------------------------------------------------------------------------------------------------------
     29,135,000   NYC IDA (Chapin School)                                           5.000      11/01/2038        25,626,272
---------------------------------------------------------------------------------------------------------------------------
      2,235,000   NYC IDA (Chardan Corp.)                                           7.750      11/01/2020         2,470,860
---------------------------------------------------------------------------------------------------------------------------
      2,505,000   NYC IDA (College of New Rochelle)                                 5.750      09/01/2017         2,558,231
---------------------------------------------------------------------------------------------------------------------------
      2,975,000   NYC IDA (College of New Rochelle)                                 5.800      09/01/2026         3,037,773
---------------------------------------------------------------------------------------------------------------------------
      1,275,000   NYC IDA (Community Hospital of Brooklyn)                          6.875      11/01/2010         1,261,676
---------------------------------------------------------------------------------------------------------------------------
      1,490,000   NYC IDA (Comprehensive Care Management)                           6.000      05/01/2026         1,436,837
---------------------------------------------------------------------------------------------------------------------------
      3,145,000   NYC IDA (Comprehensive Care Management)                           6.125      11/01/2035         3,009,230
---------------------------------------------------------------------------------------------------------------------------
      3,975,000   NYC IDA (Comprehensive Care Management)                           6.375      11/01/2028         3,945,386
---------------------------------------------------------------------------------------------------------------------------
      1,575,000   NYC IDA (Comprehensive Care Management)                           6.375      11/01/2028         1,554,289
---------------------------------------------------------------------------------------------------------------------------
      1,770,000   NYC IDA (Comprehensive Care Management)                           7.875      12/01/2016         1,807,329
---------------------------------------------------------------------------------------------------------------------------
        960,000   NYC IDA (Comprehensive Care Management)                           8.000      12/01/2011           961,354
---------------------------------------------------------------------------------------------------------------------------
        600,000   NYC IDA (Continental Airlines)                                    7.250      11/01/2008           601,806
---------------------------------------------------------------------------------------------------------------------------
      4,685,000   NYC IDA (Continental Airlines)                                    8.375      11/01/2016         4,924,076
---------------------------------------------------------------------------------------------------------------------------
      1,745,000   NYC IDA (Cool Wind Ventilation)                                   5.450      11/01/2017         1,702,649
---------------------------------------------------------------------------------------------------------------------------
      1,570,000   NYC IDA (Cool Wind Ventilation)                                   5.450      11/01/2017         1,531,896
---------------------------------------------------------------------------------------------------------------------------
      5,685,000   NYC IDA (Cool Wind Ventilation)                                   6.075      11/01/2027         5,483,637
---------------------------------------------------------------------------------------------------------------------------
      3,600,000   NYC IDA (Dioni)                                                   6.625      11/01/2019         3,615,048
---------------------------------------------------------------------------------------------------------------------------
        975,000   NYC IDA (Eger Harbor House)                                       5.875      05/20/2044         1,056,998
---------------------------------------------------------------------------------------------------------------------------
      5,500,000   NYC IDA (Family Support Systems)                                  7.500      11/01/2034         5,374,160
---------------------------------------------------------------------------------------------------------------------------
      7,315,000   NYC IDA (Friends Seminary School)                                 7.125      09/15/2031         7,601,309
---------------------------------------------------------------------------------------------------------------------------
      3,280,000   NYC IDA (Gabrielli Truck Sales)                                   8.125      12/01/2017         3,367,314
---------------------------------------------------------------------------------------------------------------------------
     13,780,000   NYC IDA (Gateway School of New York)                              5.550      06/01/2039        12,925,640
---------------------------------------------------------------------------------------------------------------------------
      2,265,000   NYC IDA (Gateway School of New York)                              6.500      11/01/2019         2,373,222
---------------------------------------------------------------------------------------------------------------------------
     14,350,000   NYC IDA (General Motors Corp.) 5                                  5.125      12/30/2023        12,149,428
---------------------------------------------------------------------------------------------------------------------------
      1,900,000   NYC IDA (Global Country World Peace)                              7.250      11/01/2025         1,802,188
---------------------------------------------------------------------------------------------------------------------------
      1,800,000   NYC IDA (Global Country World Peace)                              7.250      11/01/2025         1,707,336
---------------------------------------------------------------------------------------------------------------------------
      2,175,000   NYC IDA (Good Shepherd Services)                                  5.875      06/01/2014         2,184,875
---------------------------------------------------------------------------------------------------------------------------
      4,470,000   NYC IDA (Gourmet Boutique) 5                                      5.750      05/01/2021         4,180,433
---------------------------------------------------------------------------------------------------------------------------
      7,290,000   NYC IDA (Guttmacher Institute)                                    5.750      12/01/2036         6,596,575
---------------------------------------------------------------------------------------------------------------------------
        180,000   NYC IDA (Herbert G. Birch Childhood Project)                      7.375      02/01/2009           179,768
---------------------------------------------------------------------------------------------------------------------------
      2,195,000   NYC IDA (Herbert G. Birch Childhood Project)                      8.375      02/01/2022         2,222,569

                         42 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       900,000   NYC IDA (Independent Living Assoc.)                               6.200%     07/01/2020   $       866,349
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (Institute of International Education)                    5.250      09/01/2021         1,034,080
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC IDA (Institute of International Education)                    5.250      09/01/2031         3,070,800
---------------------------------------------------------------------------------------------------------------------------
      6,800,000   NYC IDA (JetBlue Airways Corp.)                                   5.000      05/15/2020         5,806,792
---------------------------------------------------------------------------------------------------------------------------
     10,870,000   NYC IDA (JetBlue Airways Corp.)                                   5.125      05/15/2030         8,733,067
---------------------------------------------------------------------------------------------------------------------------
      9,000,000   NYC IDA (JFK International Airport)                               8.000      08/01/2012         9,576,270
---------------------------------------------------------------------------------------------------------------------------
      1,605,000   NYC IDA (Julia Gray)                                              7.500      11/01/2020         1,632,991
---------------------------------------------------------------------------------------------------------------------------
        730,000   NYC IDA (Just Bagels Manufacturing)                               8.500      11/01/2016           776,567
---------------------------------------------------------------------------------------------------------------------------
        990,000   NYC IDA (Just Bagels Manufacturing)                               8.750      11/01/2026         1,050,667
---------------------------------------------------------------------------------------------------------------------------
        690,000   NYC IDA (L&M Optical Disc)                                        7.125      11/01/2010           691,656
---------------------------------------------------------------------------------------------------------------------------
      6,175,000   NYC IDA (Liberty-7 World Trade Center)                            6.250      03/01/2015         6,350,123
---------------------------------------------------------------------------------------------------------------------------
      7,000,000   NYC IDA (Liberty-7 World Trade Center)                            6.750      03/01/2015         7,309,820
---------------------------------------------------------------------------------------------------------------------------
     45,500,000   NYC IDA (Liberty-IAC/Interactive Corp.) 5                         5.000      09/01/2035        41,200,250
---------------------------------------------------------------------------------------------------------------------------
      3,025,000   NYC IDA (Little Red Schoolhouse)                                  6.750      11/01/2018         3,108,097
---------------------------------------------------------------------------------------------------------------------------
        205,000   NYC IDA (Lucky Polyethylene Manufacturing
                  Company)                                                          7.000      11/01/2009           201,363
---------------------------------------------------------------------------------------------------------------------------
      2,995,000   NYC IDA (Lucky Polyethylene Manufacturing
                  Company)                                                          7.800      11/01/2024         2,785,110
---------------------------------------------------------------------------------------------------------------------------
      2,035,000   NYC IDA (Lycee Francais De New York)                              5.375      06/01/2023         1,972,709
---------------------------------------------------------------------------------------------------------------------------
     23,000,000   NYC IDA (Magen David Yeshivah)                                    5.700      06/15/2027        22,266,990
---------------------------------------------------------------------------------------------------------------------------
      3,745,000   NYC IDA (Manhattan Community Access Corp.)                        6.000      12/01/2036         3,414,017
---------------------------------------------------------------------------------------------------------------------------
        680,000   NYC IDA (Marymount School of New York)                            5.125      09/01/2021           644,096
---------------------------------------------------------------------------------------------------------------------------
      4,010,000   NYC IDA (Marymount School of New York)                            5.250      09/01/2031         3,560,479
---------------------------------------------------------------------------------------------------------------------------
     18,965,000   NYC IDA (MediSys Health Network)                                  6.250      03/15/2024        16,882,643
---------------------------------------------------------------------------------------------------------------------------
      1,195,000   NYC IDA (Mesorah Publications)                                    6.450      02/01/2011         1,198,418
---------------------------------------------------------------------------------------------------------------------------
      4,790,000   NYC IDA (Mesorah Publications)                                    6.950      02/01/2021         4,831,817
---------------------------------------------------------------------------------------------------------------------------
      8,405,000   NYC IDA (Metro Biofuels)                                          6.000      11/01/2028         8,405,000
---------------------------------------------------------------------------------------------------------------------------
      3,100,000   NYC IDA (Metropolitan College of New York)                        5.750      03/01/2020         2,985,579
---------------------------------------------------------------------------------------------------------------------------
      2,275,000   NYC IDA (Morrisons Pastry) 5                                      6.500      11/01/2019         2,220,218
---------------------------------------------------------------------------------------------------------------------------
        275,000   NYC IDA (NYC Outward Bound Center)                                7.250      11/01/2010           276,400
---------------------------------------------------------------------------------------------------------------------------
         25,000   NYC IDA (NYU)                                                     5.000      07/01/2041            25,397
---------------------------------------------------------------------------------------------------------------------------
      4,475,000   NYC IDA (Paradise Products) 5                                     8.250      11/01/2022         4,561,949
---------------------------------------------------------------------------------------------------------------------------
         60,000   NYC IDA (Petrocelli Electric)                                     7.250      11/01/2008            60,451
---------------------------------------------------------------------------------------------------------------------------
      3,780,000   NYC IDA (Petrocelli Electric)                                     8.000      11/01/2017         3,859,645
---------------------------------------------------------------------------------------------------------------------------
        940,000   NYC IDA (Petrocelli Electric)                                     8.000      11/01/2018           965,906
---------------------------------------------------------------------------------------------------------------------------
     10,065,000   NYC IDA (Polytechnic University)                                  5.250      11/01/2027         9,114,361
---------------------------------------------------------------------------------------------------------------------------
     24,125,000   NYC IDA (Polytechnic University)                                  5.250      11/01/2037        20,748,224
---------------------------------------------------------------------------------------------------------------------------
      2,240,000   NYC IDA (Precision Gear)                                          6.375      11/01/2024         2,180,035
---------------------------------------------------------------------------------------------------------------------------
      1,910,000   NYC IDA (Precision Gear)                                          6.375      11/01/2024         1,858,869
---------------------------------------------------------------------------------------------------------------------------
        930,000   NYC IDA (Precision Gear)                                          7.625      11/01/2024           967,581
---------------------------------------------------------------------------------------------------------------------------
      4,100,000   NYC IDA (PSCH)                                                    6.375      07/01/2033         4,199,466

                         43 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    46,445,000   NYC IDA (Queens Baseball Stadium)                                 5.000%     01/01/2046   $    47,440,781
---------------------------------------------------------------------------------------------------------------------------
      6,800,000   NYC IDA (Reece School)                                            7.500      12/01/2037         6,529,972
---------------------------------------------------------------------------------------------------------------------------
      2,300,000   NYC IDA (Reece School)                                            7.500      12/01/2037         2,208,667
---------------------------------------------------------------------------------------------------------------------------
      2,150,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                      6.250      11/01/2014         2,023,215
---------------------------------------------------------------------------------------------------------------------------
      8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                      6.750      11/01/2028         7,999,281
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (Roundabout Theatre)                                      5.000      10/01/2023           922,400
---------------------------------------------------------------------------------------------------------------------------
        545,000   NYC IDA (Sahadi Fine Foods)                                       6.250      11/01/2009           541,844
---------------------------------------------------------------------------------------------------------------------------
      4,085,000   NYC IDA (Sahadi Fine Foods) 5                                     6.750      11/01/2019         3,891,289
---------------------------------------------------------------------------------------------------------------------------
        875,000   NYC IDA (Services for the Underserved/Young Adult
                  Institute Obligated Group)                                        5.000      07/01/2026           786,590
---------------------------------------------------------------------------------------------------------------------------
      4,380,000   NYC IDA (Showman Fabricators)                                     7.500      11/01/2028         4,195,909
---------------------------------------------------------------------------------------------------------------------------
      3,275,000   NYC IDA (South Bronx Overall Economic Devel.)                     8.625      12/01/2025         3,278,734
---------------------------------------------------------------------------------------------------------------------------
      1,625,000   NYC IDA (Special Needs Facilities Pooled Program)                 4.750      07/01/2020         1,495,829
---------------------------------------------------------------------------------------------------------------------------
        995,000   NYC IDA (Special Needs Facilities Pooled Program)                 5.250      07/01/2022           942,295
---------------------------------------------------------------------------------------------------------------------------
      4,255,000   NYC IDA (Special Needs Facilities Pooled Program)                 6.650      07/01/2023         4,510,938
---------------------------------------------------------------------------------------------------------------------------
      6,630,000   NYC IDA (Special Needs Facilities Pooled Program)                 7.875      08/01/2025         6,875,708
---------------------------------------------------------------------------------------------------------------------------
      5,115,000   NYC IDA (St. Bernard's School)                                    7.000      12/01/2021         5,211,469
---------------------------------------------------------------------------------------------------------------------------
      1,550,000   NYC IDA (St. Francis College)                                     5.000      10/01/2034         1,518,520
---------------------------------------------------------------------------------------------------------------------------
      5,760,000   NYC IDA (Stallion)                                                5.500      11/01/2036         5,159,578
---------------------------------------------------------------------------------------------------------------------------
        955,000   NYC IDA (Stallion)                                                6.000      11/01/2027           939,491
---------------------------------------------------------------------------------------------------------------------------
         10,000   NYC IDA (Staten Island University Hospital)                       6.375      07/01/2031            10,021
---------------------------------------------------------------------------------------------------------------------------
      4,450,000   NYC IDA (Staten Island University Hospital)                       6.375      07/01/2031         4,459,479
---------------------------------------------------------------------------------------------------------------------------
      1,470,000   NYC IDA (Staten Island University Hospital)                       6.450      07/01/2032         1,479,276
---------------------------------------------------------------------------------------------------------------------------
        545,000   NYC IDA (Streamline Plastics)                                     7.750      12/01/2015           545,169
---------------------------------------------------------------------------------------------------------------------------
      1,275,000   NYC IDA (Streamline Plastics)                                     8.125      12/01/2025         1,278,073
---------------------------------------------------------------------------------------------------------------------------
      6,808,500   NYC IDA (Studio School)                                           7.000      11/01/2038         6,286,424
---------------------------------------------------------------------------------------------------------------------------
        765,000   NYC IDA (Surprise Plastics)                                       7.500      11/01/2013           724,157
---------------------------------------------------------------------------------------------------------------------------
      2,480,000   NYC IDA (Surprise Plastics)                                       8.500      11/01/2023         2,292,338
---------------------------------------------------------------------------------------------------------------------------
      7,245,000   NYC IDA (Terminal One Group Assoc.) 5                             5.500      01/01/2020         7,544,436
---------------------------------------------------------------------------------------------------------------------------
      7,750,000   NYC IDA (Terminal One Group Assoc.) 5                             5.500      01/01/2021         8,028,768
---------------------------------------------------------------------------------------------------------------------------
     11,390,000   NYC IDA (Terminal One Group Assoc.) 5                             5.500      01/01/2024        11,663,702
---------------------------------------------------------------------------------------------------------------------------
        380,000   NYC IDA (The Bank Street College)                                 5.250      12/01/2021           384,796
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (The Bank Street College)                                 5.250      12/01/2030           981,650
---------------------------------------------------------------------------------------------------------------------------
     10,000,000   NYC IDA (The Child School)                                        7.550      06/01/2033        10,350,900
---------------------------------------------------------------------------------------------------------------------------
        270,000   NYC IDA (Therapy & Learning Center)                               7.500      10/01/2011           278,753
---------------------------------------------------------------------------------------------------------------------------
      3,735,000   NYC IDA (Therapy & Learning Center)                               8.250      10/01/2031         3,905,391
---------------------------------------------------------------------------------------------------------------------------
      8,955,000   NYC IDA (Tides Two Rivers Foundation)                             5.650      12/01/2039         8,246,301
---------------------------------------------------------------------------------------------------------------------------
         45,000   NYC IDA (Touro College)                                           6.350      06/01/2029            47,768
---------------------------------------------------------------------------------------------------------------------------
      4,260,000   NYC IDA (Ulano)                                                   6.900      11/01/2019         3,997,073
---------------------------------------------------------------------------------------------------------------------------
     32,040,000   NYC IDA (Unicef)                                                  5.300      11/01/2038        29,021,832
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (United Nations School)                                   6.350      12/01/2015         1,011,690

                         44 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       505,000   NYC IDA (Urban Health Plan)                                       6.250%     09/15/2009   $       508,737
---------------------------------------------------------------------------------------------------------------------------
      9,830,000   NYC IDA (Urban Health Plan)                                       7.050      09/15/2026        10,055,500
---------------------------------------------------------------------------------------------------------------------------
      3,640,000   NYC IDA (Urban Resource Institute)                                7.375      11/01/2033         3,697,184
---------------------------------------------------------------------------------------------------------------------------
      1,295,000   NYC IDA (Utleys)                                                  7.375      11/01/2023         1,220,758
---------------------------------------------------------------------------------------------------------------------------
      2,965,000   NYC IDA (Van Blarcom Closures)                                    8.000      11/01/2017         3,054,543
---------------------------------------------------------------------------------------------------------------------------
      2,800,000   NYC IDA (Vaughn College Aeronautics)                              5.000      12/01/2021         2,635,080
---------------------------------------------------------------------------------------------------------------------------
      1,330,000   NYC IDA (Vaughn College Aeronautics)                              5.000      12/01/2028         1,187,903
---------------------------------------------------------------------------------------------------------------------------
      3,235,000   NYC IDA (Vaughn College Aeronautics)                              5.000      12/01/2028         2,889,373
---------------------------------------------------------------------------------------------------------------------------
        900,000   NYC IDA (Vaughn College Aeronautics)                              5.000      12/01/2031           792,135
---------------------------------------------------------------------------------------------------------------------------
      1,800,000   NYC IDA (Vaughn College Aeronautics)                              5.250      12/01/2036         1,619,028
---------------------------------------------------------------------------------------------------------------------------
     17,800,000   NYC IDA (Visy Paper) 5                                            7.800      01/01/2016        17,840,584
---------------------------------------------------------------------------------------------------------------------------
     70,500,000   NYC IDA (Visy Paper)                                              7.950      01/01/2028        70,669,200
---------------------------------------------------------------------------------------------------------------------------
      1,930,000   NYC IDA (Vocational Instruction)                                  7.750      02/01/2033         1,524,256
---------------------------------------------------------------------------------------------------------------------------
        360,000   NYC IDA (W & W Jewelers)                                          7.250      02/01/2011           371,135
---------------------------------------------------------------------------------------------------------------------------
      1,555,000   NYC IDA (W & W Jewelers)                                          8.250      02/01/2021         1,653,183
---------------------------------------------------------------------------------------------------------------------------
      5,930,000   NYC IDA (Weizmann Institute)                                      5.900      11/01/2034         5,889,913
---------------------------------------------------------------------------------------------------------------------------
      2,900,000   NYC IDA (Weizmann Institute)                                      5.900      11/01/2034         2,880,396
---------------------------------------------------------------------------------------------------------------------------
      2,795,000   NYC IDA (Westchester Square Medical Center)                       8.000      11/01/2010         2,603,403
---------------------------------------------------------------------------------------------------------------------------
      6,160,000   NYC IDA (Westchester Square Medical Center)                       8.375      11/01/2015         5,530,202
---------------------------------------------------------------------------------------------------------------------------
      1,660,000   NYC IDA (World Casing Corp.) 5                                    6.700      11/01/2019         1,661,245
---------------------------------------------------------------------------------------------------------------------------
     93,105,000   NYC IDA (Yankee Stadium)                                          5.000      03/01/2046        95,035,067
---------------------------------------------------------------------------------------------------------------------------
     24,270,000   NYC IDA (Yeled Yalda Early Childhood)                             5.725      11/01/2037        22,409,705
---------------------------------------------------------------------------------------------------------------------------
      9,500,000   NYC IDA (YMCA of Greater New York)                                5.000      08/01/2036         9,522,610
---------------------------------------------------------------------------------------------------------------------------
     57,700,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2026        59,713,442
---------------------------------------------------------------------------------------------------------------------------
     11,220,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2027        11,392,676
---------------------------------------------------------------------------------------------------------------------------
     27,500,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2031        28,512,000
---------------------------------------------------------------------------------------------------------------------------
     11,720,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2032        12,028,353
---------------------------------------------------------------------------------------------------------------------------
     31,400,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2034        32,017,324
---------------------------------------------------------------------------------------------------------------------------
     47,440,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2034        48,690,518
---------------------------------------------------------------------------------------------------------------------------
     40,100,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2037        41,421,295
---------------------------------------------------------------------------------------------------------------------------
     22,000,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2038        22,681,065
---------------------------------------------------------------------------------------------------------------------------
     18,000,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2038        18,452,520
---------------------------------------------------------------------------------------------------------------------------
     18,000,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2039        18,580,500
---------------------------------------------------------------------------------------------------------------------------
     31,500,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2039        32,398,223
---------------------------------------------------------------------------------------------------------------------------
     19,740,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2039        20,347,400
---------------------------------------------------------------------------------------------------------------------------
     29,000,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2039        29,897,768
---------------------------------------------------------------------------------------------------------------------------
     44,840,000   NYC Municipal Water Finance Authority 1                           5.125      06/15/2032        46,622,838
---------------------------------------------------------------------------------------------------------------------------
         65,000   NYC Municipal Water Finance Authority                             5.000      06/15/2029            66,330
---------------------------------------------------------------------------------------------------------------------------
     10,000,000   NYC Municipal Water Finance Authority                             5.000      06/15/2029        10,326,700
---------------------------------------------------------------------------------------------------------------------------
         50,000   NYC Municipal Water Finance Authority                             5.000      06/15/2029            51,634
---------------------------------------------------------------------------------------------------------------------------
      1,740,000   NYC Municipal Water Finance Authority                             5.000      06/15/2034         1,785,866

                         45 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       200,000   NYC Municipal Water Finance Authority                             5.000%     06/15/2035   $       205,126
---------------------------------------------------------------------------------------------------------------------------
     10,055,000   NYC Municipal Water Finance Authority                             5.000      06/15/2036        10,367,308
---------------------------------------------------------------------------------------------------------------------------
        675,000   NYC Municipal Water Finance Authority                             5.000      06/15/2039           694,244
---------------------------------------------------------------------------------------------------------------------------
      4,600,000   NYC Municipal Water Finance Authority                             5.000      06/15/2039         4,748,350
---------------------------------------------------------------------------------------------------------------------------
        820,000   NYC Municipal Water Finance Authority                             5.125      06/15/2031           852,857
---------------------------------------------------------------------------------------------------------------------------
         30,000   NYC Municipal Water Finance Authority                             5.125      06/15/2032            31,193
---------------------------------------------------------------------------------------------------------------------------
         25,000   NYC Municipal Water Finance Authority                             5.125      06/15/2033            25,982
---------------------------------------------------------------------------------------------------------------------------
         30,000   NYC Municipal Water Finance Authority                             5.125      06/15/2033            31,178
---------------------------------------------------------------------------------------------------------------------------
        145,000   NYC Municipal Water Finance Authority 5                           5.125      06/15/2034           148,914
---------------------------------------------------------------------------------------------------------------------------
        650,000   NYC Municipal Water Finance Authority                             5.250      06/15/2034           679,120
---------------------------------------------------------------------------------------------------------------------------
        530,000   NYC Municipal Water Finance Authority                             5.400 3    06/15/2019           303,605
---------------------------------------------------------------------------------------------------------------------------
        115,000   NYC Trust for Cultural Resources
                  (Museum of American Folk Art)                                     6.125      07/01/2030           113,344
---------------------------------------------------------------------------------------------------------------------------
     13,240,000   NYS DA 1                                                          5.000      02/01/2028        13,649,381
---------------------------------------------------------------------------------------------------------------------------
      1,690,000   NYS DA (4201 Schools Program)                                     6.250      07/01/2020         1,815,195
---------------------------------------------------------------------------------------------------------------------------
        350,000   NYS DA (Augustana Lutheran Home)                                  5.400      02/01/2031           365,078
---------------------------------------------------------------------------------------------------------------------------
      1,500,000   NYS DA (Augustana Lutheran Home)                                  5.500      02/01/2041         1,562,925
---------------------------------------------------------------------------------------------------------------------------
     14,360,000   NYS DA (Buena Vida Nursing Home)                                  5.250      07/01/2028        14,620,490
---------------------------------------------------------------------------------------------------------------------------
      4,475,000   NYS DA (Cabrini Westchester)                                      5.100      02/15/2026         4,755,806
---------------------------------------------------------------------------------------------------------------------------
      8,425,000   NYS DA (Cabrini Westchester)                                      5.200      02/15/2041         8,863,858
---------------------------------------------------------------------------------------------------------------------------
      2,905,000   NYS DA (Chapel Oaks)                                              5.450      07/01/2026         2,967,428
---------------------------------------------------------------------------------------------------------------------------
      2,250,000   NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated
                  Group)                                                            5.000      07/01/2027         2,202,008
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYS DA (City University)                                          5.000      07/01/2023             5,085
---------------------------------------------------------------------------------------------------------------------------
      3,180,000   NYS DA (Concord Nursing Home)                                     5.500      02/15/2030         3,334,580
---------------------------------------------------------------------------------------------------------------------------
      1,250,000   NYS DA (D'Youville College)                                       5.250      07/01/2025         1,261,875
---------------------------------------------------------------------------------------------------------------------------
      5,005,000   NYS DA (Dept. of Health)                                          5.000      07/01/2031         5,171,216
---------------------------------------------------------------------------------------------------------------------------
        525,000   NYS DA (Dept. of Health)                                          5.500      07/01/2021           535,778
---------------------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Ellis Hospital)                                           5.600      08/01/2025            20,031
---------------------------------------------------------------------------------------------------------------------------
      6,790,000   NYS DA (Frances Schervier Home & Hospital
                  Obligated Group)                                                  5.500      07/01/2027         6,833,592
---------------------------------------------------------------------------------------------------------------------------
        940,000   NYS DA (Grace Manor Health Care Facility)                         6.150      07/01/2018           950,490
---------------------------------------------------------------------------------------------------------------------------
      4,050,000   NYS DA (Health Quest Systems)                                     5.125      07/01/2037         4,151,048
---------------------------------------------------------------------------------------------------------------------------
      1,575,000   NYS DA (Health Quest Systems)                                     5.250      07/01/2027         1,656,176
---------------------------------------------------------------------------------------------------------------------------
      2,700,000   NYS DA (Health Quest Systems)                                     5.250      07/01/2027         2,839,158
---------------------------------------------------------------------------------------------------------------------------
      3,970,000   NYS DA (Hospital for Special Surgery) 5                           5.000      08/15/2033         4,078,659
---------------------------------------------------------------------------------------------------------------------------
    141,115,000   NYS DA (Insured Hospital) 5                                       5.529 3    08/15/2036        29,992,582
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Jones Memorial Hospital)                                  5.375      08/01/2034         1,026,560
---------------------------------------------------------------------------------------------------------------------------
      1,815,000   NYS DA (L.I. Jewish Medical Center)                               5.000      11/01/2026         1,818,739
---------------------------------------------------------------------------------------------------------------------------
      3,255,000   NYS DA (L.I. University)                                          5.125      09/01/2023         3,342,234
---------------------------------------------------------------------------------------------------------------------------
      1,335,000   NYS DA (L.I. University)                                          5.250      09/01/2028         1,339,753
---------------------------------------------------------------------------------------------------------------------------
        235,000   NYS DA (L.I. University)                                          5.250      09/01/2028           236,238

                         46 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     1,585,000   NYS DA (L.I. University)                                          5.500%     09/01/2020   $     1,644,929
---------------------------------------------------------------------------------------------------------------------------
         30,000   NYS DA (Lakeside Memorial Hospital)                               6.000      02/01/2021            30,053
---------------------------------------------------------------------------------------------------------------------------
      1,710,000   NYS DA (Lenox Hill Hospital Obligated Group)                      5.375      07/01/2020         1,717,456
---------------------------------------------------------------------------------------------------------------------------
        405,000   NYS DA (Lenox Hill Hospital Obligated Group)                      5.500      07/01/2030           396,661
---------------------------------------------------------------------------------------------------------------------------
      9,500,000   NYS DA (Maimonides Medical Center) 1                              5.500      08/01/2038         9,845,468
---------------------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Maimonides Medical Center)                                5.750      08/01/2035            20,034
---------------------------------------------------------------------------------------------------------------------------
      6,615,000   NYS DA (Manhattan College)                                        5.000      07/01/2041         6,315,407
---------------------------------------------------------------------------------------------------------------------------
      3,260,000   NYS DA (Manhattan College)                                        5.300      07/01/2037         3,291,003
---------------------------------------------------------------------------------------------------------------------------
     18,230,000   NYS DA (Memorial Sloan-Kettering)                                 5.000      07/01/2035        18,796,406
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Menorah Campus)                                           6.100      02/01/2037         1,021,800
---------------------------------------------------------------------------------------------------------------------------
     23,300,000   NYS DA (Menorah Home & Hospital) 1                                5.150      08/01/2038        23,847,084
---------------------------------------------------------------------------------------------------------------------------
     12,460,000   NYS DA (Menorah) 1                                                5.100      08/01/2028        12,806,949
---------------------------------------------------------------------------------------------------------------------------
     18,500,000   NYS DA (Mental Health Services Facilities) 1                      5.000      02/15/2023        18,838,088
---------------------------------------------------------------------------------------------------------------------------
     17,100,000   NYS DA (Mental Health Services Facilities)                        5.000      02/15/2030        17,589,060
---------------------------------------------------------------------------------------------------------------------------
      3,660,000   NYS DA (Mental Health Services Facilities)                        5.000      02/15/2033         3,740,081
---------------------------------------------------------------------------------------------------------------------------
     35,765,000   NYS DA (Mental Health Services Facilities)                        5.000      02/15/2035        36,634,447
---------------------------------------------------------------------------------------------------------------------------
     25,650,000   NYS DA (Mental Health Services Facilities) 1                      5.000      02/15/2037        26,147,676
---------------------------------------------------------------------------------------------------------------------------
         15,000   NYS DA (Mental Health)                                            5.250      08/15/2031            15,547
---------------------------------------------------------------------------------------------------------------------------
        320,000   NYS DA (Mental Health)                                            5.750      02/15/2011           327,034
---------------------------------------------------------------------------------------------------------------------------
      3,800,000   NYS DA (Millard Fillmore Hospital) 5                              5.375      02/01/2032         3,880,902
---------------------------------------------------------------------------------------------------------------------------
      4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                       6.375      07/01/2029         4,200,653
---------------------------------------------------------------------------------------------------------------------------
      2,430,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                       6.875      07/01/2019         2,557,356
---------------------------------------------------------------------------------------------------------------------------
      6,860,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                       6.875      07/01/2025         7,158,890
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   NYS DA (Montefiore Medical Center) 1                              5.750      08/01/2029        21,736,200
---------------------------------------------------------------------------------------------------------------------------
      1,750,000   NYS DA (Montefiore Medical Center)                                5.000      08/01/2033         1,797,688
---------------------------------------------------------------------------------------------------------------------------
     10,150,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                  Obligated Group)                                                  5.500      07/01/2026        10,206,333
---------------------------------------------------------------------------------------------------------------------------
      6,800,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                  Obligated Group)                                                  6.000      07/01/2014         7,101,920
---------------------------------------------------------------------------------------------------------------------------
     25,240,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                  Obligated Group)                                                  6.500      07/01/2025        26,303,361
---------------------------------------------------------------------------------------------------------------------------
      2,335,000   NYS DA (Mt. Sinai Hospital)                                       6.625      07/01/2019         2,452,474
---------------------------------------------------------------------------------------------------------------------------
     10,450,000   NYS DA (Mt. Sinai/NYU Health)                                     5.500      07/01/2026        10,482,395
---------------------------------------------------------------------------------------------------------------------------
      2,280,000   NYS DA (Mt. Sinai/NYU Health)                                     6.500      07/01/2017         2,395,208
---------------------------------------------------------------------------------------------------------------------------
      5,745,000   NYS DA (Mt. Sinai/NYU Health)                                     6.750      07/01/2020         6,043,855
---------------------------------------------------------------------------------------------------------------------------
     11,400,000   NYS DA (Municipal Health Facilities) 1,2                          5.000      01/15/2023        11,665,107
---------------------------------------------------------------------------------------------------------------------------
        905,000   NYS DA (New York & Presbyterian Hospital)                         5.000      08/01/2032           914,874
---------------------------------------------------------------------------------------------------------------------------
     16,000,000   NYS DA (New York Hospital Medical Center of
                  Queens)                                                           4.650      08/15/2027        16,111,680
---------------------------------------------------------------------------------------------------------------------------
     26,300,000   NYS DA (New York Hospital Medical Center of
                  Queens)                                                           4.750      02/15/2037        26,385,738
---------------------------------------------------------------------------------------------------------------------------
      6,950,000   NYS DA (New York Hospital Medical Center)                         5.600      02/15/2039         7,222,371
---------------------------------------------------------------------------------------------------------------------------
      2,265,000   NYS DA (New York Methodist Hospital)                              5.250      07/01/2033         2,189,349

                         47 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    62,010,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center Obligated Group) 1,2                        4.121% 9   05/01/2033   $    55,986,349
---------------------------------------------------------------------------------------------------------------------------
     10,000,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center) 1                                          4.319 9    05/01/2018         9,753,841
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)                                            5.000      05/01/2020         2,052,380
---------------------------------------------------------------------------------------------------------------------------
      5,800,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)                                            5.000      05/01/2026         5,812,470
---------------------------------------------------------------------------------------------------------------------------
      3,455,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)                                            5.000      05/01/2027         3,450,509
---------------------------------------------------------------------------------------------------------------------------
      7,500,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)                                            5.000      05/01/2032         7,354,575
---------------------------------------------------------------------------------------------------------------------------
     25,000,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)                                            5.000      05/01/2037        24,286,500
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Norwegian Christian Home & Health
                  Center)                                                           5.200      08/01/2036         1,035,210
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   NYS DA (Norwegian Christian Home & Health
                  Center)                                                           6.100      08/01/2041         2,167,120
---------------------------------------------------------------------------------------------------------------------------
      7,500,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)                      5.000      11/01/2026         7,515,450
---------------------------------------------------------------------------------------------------------------------------
     24,380,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)                      5.000      11/01/2034        23,814,872
---------------------------------------------------------------------------------------------------------------------------
      6,200,000   NYS DA (Nursing Home)                                             4.900      02/15/2041         6,251,956
---------------------------------------------------------------------------------------------------------------------------
      7,600,000   NYS DA (Nursing Home)                                             4.950      02/15/2045         7,689,148
---------------------------------------------------------------------------------------------------------------------------
     18,825,000   NYS DA (Nursing Homes) 1                                          5.300      02/01/2038        19,182,958
---------------------------------------------------------------------------------------------------------------------------
     40,320,000   NYS DA (NYU Hospital)                                             5.000      07/01/2036        36,106,157
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYS DA (NYU Hospitals Center)                                     5.000      07/01/2020         4,811,100
---------------------------------------------------------------------------------------------------------------------------
     11,100,000   NYS DA (NYU Hospitals Center)                                     5.000      07/01/2026        10,338,762
---------------------------------------------------------------------------------------------------------------------------
     20,580,000   NYS DA (NYU Hospitals Center)                                     5.000      07/01/2026        19,213,694
---------------------------------------------------------------------------------------------------------------------------
      3,600,000   NYS DA (NYU Hospitals Center)                                     5.250      07/01/2024         3,467,340
---------------------------------------------------------------------------------------------------------------------------
        505,000   NYS DA (NYU)                                                      5.000      07/01/2041           513,009
---------------------------------------------------------------------------------------------------------------------------
      2,925,000   NYS DA (Ozanam Hall of Queens Nursing Home)                       5.000      11/01/2026         2,990,842
---------------------------------------------------------------------------------------------------------------------------
      5,150,000   NYS DA (Ozanam Hall of Queens Nursing Home)                       5.000      11/01/2031         5,221,997
---------------------------------------------------------------------------------------------------------------------------
      6,035,000   NYS DA (Providence Rest)                                          5.000      07/01/2035         5,060,529
---------------------------------------------------------------------------------------------------------------------------
      2,700,000   NYS DA (Providence Rest)                                          5.125      07/01/2030         2,354,778
---------------------------------------------------------------------------------------------------------------------------
      3,100,000   NYS DA (Providence Rest)                                          5.250      07/01/2025         2,848,652
---------------------------------------------------------------------------------------------------------------------------
      6,260,000   NYS DA (Rochester General Hospital)                               5.000      12/01/2025         6,215,804
---------------------------------------------------------------------------------------------------------------------------
     17,660,000   NYS DA (Rochester General Hospital)                               5.000      12/01/2035        16,941,238
---------------------------------------------------------------------------------------------------------------------------
        675,000   NYS DA (Sarah Neuman Nursing Home)                                5.450      08/01/2027           689,425
---------------------------------------------------------------------------------------------------------------------------
         50,000   NYS DA (School Districts Financing Program), Series B             6.000      10/01/2022            55,010
---------------------------------------------------------------------------------------------------------------------------
         25,000   NYS DA (School Districts Financing Program), Series B             6.000      10/01/2029            27,311
---------------------------------------------------------------------------------------------------------------------------
     20,520,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)                           6.000      07/01/2030        20,950,510
---------------------------------------------------------------------------------------------------------------------------
      1,075,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated
                  Group)                                                            5.100      07/01/2034         1,036,429
---------------------------------------------------------------------------------------------------------------------------
        415,000   NYS DA (Special Act School Districts) 5                           6.000      07/01/2019           415,913

                         48 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     2,470,000   NYS DA (St. Barnabas Hospital) 5                                  5.450%     08/01/2035   $     2,495,416
---------------------------------------------------------------------------------------------------------------------------
      1,005,000   NYS DA (St. Catherine of Siena Medical Center)                    6.000      07/01/2030         1,026,085
---------------------------------------------------------------------------------------------------------------------------
      1,750,000   NYS DA (St. Clare's Hospital)                                     5.300      02/15/2019         1,778,770
---------------------------------------------------------------------------------------------------------------------------
      2,970,000   NYS DA (St. Clare's Hospital)                                     5.400      02/15/2025         3,018,173
---------------------------------------------------------------------------------------------------------------------------
      2,580,000   NYS DA (St. James Mercy Hospital)                                 5.400      02/01/2038         2,634,902
---------------------------------------------------------------------------------------------------------------------------
    101,800,000   NYS DA (St. Lukes Roosevelt Hospital)                             4.900      08/15/2031       103,184,480
---------------------------------------------------------------------------------------------------------------------------
      1,505,000   NYS DA (St. Thomas Aquinas College)                               5.250      07/01/2028         1,507,438
---------------------------------------------------------------------------------------------------------------------------
      3,910,000   NYS DA (St. Vincent DePaul Residence)                             5.300      07/01/2018         4,010,878
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   NYS DA (University of Rochester)                                  5.000      07/01/2039        20,633,200
---------------------------------------------------------------------------------------------------------------------------
     13,045,000   NYS DA (University of Rochester)                                  5.000      07/01/2039        13,458,005
---------------------------------------------------------------------------------------------------------------------------
      2,095,000   NYS DA (Vassar Brothers) 5                                        5.375      07/01/2025         2,139,603
---------------------------------------------------------------------------------------------------------------------------
     11,695,000   NYS DA (Vassar College)                                           5.000      07/01/2046        12,074,503
---------------------------------------------------------------------------------------------------------------------------
      7,055,000   NYS DA (White Plains Hospital)                                    5.375      02/15/2043         7,441,543
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   NYS DA (Willow Towers)                                            5.400      02/01/2034         2,618,050
---------------------------------------------------------------------------------------------------------------------------
     26,090,000   NYS DA (Wyckoff Heights Medical Center)                           5.300      08/15/2021        26,515,006
---------------------------------------------------------------------------------------------------------------------------
        715,000   NYS DA, Series B                                                  6.650      08/15/2030           773,201
---------------------------------------------------------------------------------------------------------------------------
        100,000   NYS EFC (Clean Water & Drinking Revolving Funds)                  5.125      06/15/2031           103,127
---------------------------------------------------------------------------------------------------------------------------
      4,095,000   NYS EFC (Clean Water & Drinking Revolving Funds)                  5.400      07/15/2021         4,304,746
---------------------------------------------------------------------------------------------------------------------------
      7,500,000   NYS EFC (NYS Water Services)                                      5.950      01/15/2020         7,909,425
---------------------------------------------------------------------------------------------------------------------------
      2,365,000   NYS EFC (NYS Water Services)                                      6.000      01/15/2031         2,443,636
---------------------------------------------------------------------------------------------------------------------------
         45,000   NYS EFC (United Waterworks)                                       5.150      03/01/2034            45,241
---------------------------------------------------------------------------------------------------------------------------
      7,000,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                        7.129 8    04/01/2020         7,357,980
---------------------------------------------------------------------------------------------------------------------------
     16,300,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                        8.043 8    07/01/2026        17,330,975
---------------------------------------------------------------------------------------------------------------------------
        235,000   NYS ERDA (Central Hudson Gas & Electric Co.)                      5.450      08/01/2027           243,545
---------------------------------------------------------------------------------------------------------------------------
        160,000   NYS ERDA (Corning Natural Gas)                                    8.250      12/01/2018           160,634
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYS ERDA (LILCO)                                                  5.150      03/01/2016         5,038,750
---------------------------------------------------------------------------------------------------------------------------
     23,125,000   NYS ERDA (LILCO)                                                  5.300      11/01/2023        23,620,800
---------------------------------------------------------------------------------------------------------------------------
        350,000   NYS ERDA (LILCO)                                                  5.300      10/01/2024           357,070
---------------------------------------------------------------------------------------------------------------------------
        100,000   NYS ERDA (LILCO)                                                  5.300      08/01/2025           101,884
---------------------------------------------------------------------------------------------------------------------------
         75,000   NYS ERDA (LILCO)                                                  5.300      08/01/2025            77,264
---------------------------------------------------------------------------------------------------------------------------
     13,940,000   NYS ERDA (Niagara Mohawk) 1                                       5.150      11/01/2025        14,377,577
---------------------------------------------------------------------------------------------------------------------------
     14,500,000   NYS ERDA (Rochester Gas & Electric) 1                             5.950      09/01/2033        14,961,535
---------------------------------------------------------------------------------------------------------------------------
      3,095,000   NYS HFA (Affordable Hsg.)                                         5.100      11/01/2028         3,077,111
---------------------------------------------------------------------------------------------------------------------------
      4,400,000   NYS HFA (Affordable Hsg.) 6                                       5.250      11/01/2027         4,418,128
---------------------------------------------------------------------------------------------------------------------------
      2,365,000   NYS HFA (Affordable Hsg.)                                         5.250      11/01/2038         2,310,085
---------------------------------------------------------------------------------------------------------------------------
      4,000,000   NYS HFA (Affordable Hsg.) 6                                       5.300      11/01/2037         3,996,720
---------------------------------------------------------------------------------------------------------------------------
      5,220,000   NYS HFA (Affordable Hsg.) 6                                       5.450      11/01/2045         5,186,435
---------------------------------------------------------------------------------------------------------------------------
      2,700,000   NYS HFA (Children's Rescue)                                       7.625      05/01/2018         2,701,350
---------------------------------------------------------------------------------------------------------------------------
        995,000   NYS HFA (Crotona Estates Apartments)                              4.950      08/15/2038           950,444
---------------------------------------------------------------------------------------------------------------------------
        995,000   NYS HFA (Friendship)                                              5.100      08/15/2041           967,657
---------------------------------------------------------------------------------------------------------------------------
         15,000   NYS HFA (General Hsg.)                                            6.600      11/01/2008            15,366

                         49 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     1,520,000   NYS HFA (Golden Age Apartments)                                   5.000%     02/15/2037   $     1,464,626
---------------------------------------------------------------------------------------------------------------------------
      5,960,000   NYS HFA (Highland Avenue Senior Apartments)                       5.000      02/15/2039         5,901,115
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYS HFA (Horizons at Wawayanda)                                   5.350      06/01/2025         5,070,900
---------------------------------------------------------------------------------------------------------------------------
     10,570,000   NYS HFA (Hospital & Nursing Home)                                 5.150      11/01/2016        10,627,924
---------------------------------------------------------------------------------------------------------------------------
      1,645,000   NYS HFA (Kensico Terrace Apartments)                              4.900      02/15/2038         1,551,613
---------------------------------------------------------------------------------------------------------------------------
        950,000   NYS HFA (Kensico Terrace Apartments)                              4.950      02/15/2038           907,744
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYS HFA (Meadow Manor)                                            7.750      11/01/2019             5,093
---------------------------------------------------------------------------------------------------------------------------
      3,980,000   NYS HFA (Multifamily Hsg.)                                        4.850      02/15/2038         3,714,574
---------------------------------------------------------------------------------------------------------------------------
      3,400,000   NYS HFA (Multifamily Hsg.)                                        4.850      11/01/2040         3,145,544
---------------------------------------------------------------------------------------------------------------------------
        745,000   NYS HFA (Multifamily Hsg.)                                        5.250      11/15/2028           747,809
---------------------------------------------------------------------------------------------------------------------------
      1,340,000   NYS HFA (Multifamily Hsg.)                                        5.300      08/15/2024         1,351,604
---------------------------------------------------------------------------------------------------------------------------
      1,700,000   NYS HFA (Multifamily Hsg.)                                        5.300      11/15/2039         1,688,236
---------------------------------------------------------------------------------------------------------------------------
      1,070,000   NYS HFA (Multifamily Hsg.)                                        5.350      08/15/2020         1,096,889
---------------------------------------------------------------------------------------------------------------------------
      2,860,000   NYS HFA (Multifamily Hsg.)                                        5.350      08/15/2031         2,870,811
---------------------------------------------------------------------------------------------------------------------------
      2,080,000   NYS HFA (Multifamily Hsg.)                                        5.375      02/15/2035         2,088,466
---------------------------------------------------------------------------------------------------------------------------
      3,250,000   NYS HFA (Multifamily Hsg.)                                        5.450      08/15/2032         3,281,850
---------------------------------------------------------------------------------------------------------------------------
      2,075,000   NYS HFA (Multifamily Hsg.)                                        5.500      08/15/2030         2,085,230
---------------------------------------------------------------------------------------------------------------------------
      1,215,000   NYS HFA (Multifamily Hsg.)                                        5.550      08/15/2019         1,241,536
---------------------------------------------------------------------------------------------------------------------------
      1,385,000   NYS HFA (Multifamily Hsg.)                                        5.600      08/15/2019         1,415,969
---------------------------------------------------------------------------------------------------------------------------
      1,240,000   NYS HFA (Multifamily Hsg.)                                        5.600      02/15/2026         1,251,309
---------------------------------------------------------------------------------------------------------------------------
      1,730,000   NYS HFA (Multifamily Hsg.)                                        5.600      08/15/2033         1,760,638
---------------------------------------------------------------------------------------------------------------------------
      1,125,000   NYS HFA (Multifamily Hsg.)                                        5.650      08/15/2030         1,143,034
---------------------------------------------------------------------------------------------------------------------------
      3,200,000   NYS HFA (Multifamily Hsg.)                                        5.650      08/15/2030         3,251,296
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS HFA (Multifamily Hsg.)                                        5.650      08/15/2031         1,014,910
---------------------------------------------------------------------------------------------------------------------------
      1,710,000   NYS HFA (Multifamily Hsg.)                                        5.650      02/15/2034         1,719,627
---------------------------------------------------------------------------------------------------------------------------
      2,120,000   NYS HFA (Multifamily Hsg.)                                        5.700      08/15/2033         2,153,962
---------------------------------------------------------------------------------------------------------------------------
      1,285,000   NYS HFA (Multifamily Hsg.)                                        6.100      11/15/2036         1,329,050
---------------------------------------------------------------------------------------------------------------------------
      4,700,000   NYS HFA (Multifamily Hsg.)                                        6.125      08/15/2038         4,744,180
---------------------------------------------------------------------------------------------------------------------------
         25,000   NYS HFA (Multifamily Hsg.)                                        6.200      08/15/2016            25,227
---------------------------------------------------------------------------------------------------------------------------
        710,000   NYS HFA (Multifamily Hsg.)                                        6.250      02/15/2031           724,449
---------------------------------------------------------------------------------------------------------------------------
      1,255,000   NYS HFA (Multifamily Hsg.)                                        6.400      11/15/2027         1,268,454
---------------------------------------------------------------------------------------------------------------------------
      2,735,000   NYS HFA (Multifamily Hsg.) 5                                      6.700      08/15/2025         2,738,227
---------------------------------------------------------------------------------------------------------------------------
      5,480,000   NYS HFA (Multifamily Hsg.) 5                                      6.750      11/15/2036         5,571,406
---------------------------------------------------------------------------------------------------------------------------
        480,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2009           487,838
---------------------------------------------------------------------------------------------------------------------------
        525,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2010           533,573
---------------------------------------------------------------------------------------------------------------------------
        565,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2011           574,226
---------------------------------------------------------------------------------------------------------------------------
        605,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2012           614,880
---------------------------------------------------------------------------------------------------------------------------
        655,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2013           665,696
---------------------------------------------------------------------------------------------------------------------------
        780,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2014           792,737
---------------------------------------------------------------------------------------------------------------------------
        835,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2015           848,636
---------------------------------------------------------------------------------------------------------------------------
        900,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2016           914,697

                         50 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       990,000   NYS HFA (Nonprofit Hsg.)                                          8.400%     11/01/2017   $     1,006,167
---------------------------------------------------------------------------------------------------------------------------
      1,060,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2018         1,077,310
---------------------------------------------------------------------------------------------------------------------------
        460,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2019           467,512
---------------------------------------------------------------------------------------------------------------------------
      1,490,000   NYS HFA (North Street)                                            5.050      08/15/2039         1,440,830
---------------------------------------------------------------------------------------------------------------------------
      4,695,000   NYS HFA (Phillips Village)                                        7.750      08/15/2017         4,778,571
---------------------------------------------------------------------------------------------------------------------------
      4,200,000   NYS HFA (Senior Devel. Hsg.)                                      5.400      11/15/2042         4,163,838
---------------------------------------------------------------------------------------------------------------------------
         70,000   NYS HFA (Service Contract)                                        5.375      03/15/2023            70,102
---------------------------------------------------------------------------------------------------------------------------
      5,600,000   NYS HFA (Service Contract)                                        5.500      09/15/2022         5,677,336
---------------------------------------------------------------------------------------------------------------------------
      5,525,000   NYS HFA (Service Contract)                                        5.500      03/15/2025         5,599,809
---------------------------------------------------------------------------------------------------------------------------
        255,000   NYS HFA (Service Contract) 5                                      6.500      03/15/2025           255,337
---------------------------------------------------------------------------------------------------------------------------
        160,000   NYS HFA (Shorehill Hsg.)                                          7.500      05/01/2008           160,166
---------------------------------------------------------------------------------------------------------------------------
      1,540,000   NYS HFA (Tiffany Gardens)                                         4.900      08/15/2025         1,519,349
---------------------------------------------------------------------------------------------------------------------------
      3,210,000   NYS HFA (Tiffany Gardens)                                         5.125      08/15/2037         3,146,057
---------------------------------------------------------------------------------------------------------------------------
        230,000   NYS LGSC (SCSB) 2                                                 7.250      12/15/2011           233,839
---------------------------------------------------------------------------------------------------------------------------
        810,000   NYS LGSC (SCSB) 2                                                 7.375      12/15/2016           819,258
---------------------------------------------------------------------------------------------------------------------------
        980,000   NYS LGSC (SCSB) 2                                                 7.750      12/15/2021         1,001,981
---------------------------------------------------------------------------------------------------------------------------
        960,000   NYS Medcare (Hospital & Nursing Home)                             6.300      08/15/2023           961,949
---------------------------------------------------------------------------------------------------------------------------
        740,000   NYS Medcare (Hospital & Nursing Home)                             6.375      08/15/2033           741,547
---------------------------------------------------------------------------------------------------------------------------
        270,000   NYS Medcare (Hospital & Nursing Home)                             7.400      11/01/2016           271,280
---------------------------------------------------------------------------------------------------------------------------
        195,000   NYS Medcare (Hospital & Nursing Home)                             9.375      11/01/2016           197,929
---------------------------------------------------------------------------------------------------------------------------
         30,000   NYS Medcare (M.G. Nursing Home)                                   6.200      02/15/2015            30,068
---------------------------------------------------------------------------------------------------------------------------
      1,670,000   NYS Medcare (M.G. Nursing Home)                                   6.375      02/15/2035         1,673,407
---------------------------------------------------------------------------------------------------------------------------
        350,000   NYS Medcare (Montefiore Medical Center)                           5.750      02/15/2025           357,805
---------------------------------------------------------------------------------------------------------------------------
      5,875,000   NYS Medcare (St. Peter's Hospital) 5                              5.375      11/01/2020         5,900,850
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYS UDC (Correctional Facilities)                                 6.309 3    01/01/2013             3,926
---------------------------------------------------------------------------------------------------------------------------
      5,480,000   Oneida County, NY IDA (Bonide Products)                           6.250      11/01/2018         5,286,885
---------------------------------------------------------------------------------------------------------------------------
        830,000   Oneida County, NY IDA (Civic Facilities-Mohawk
                  Valley)                                                           5.000      09/15/2035           633,356
---------------------------------------------------------------------------------------------------------------------------
        450,000   Oneida County, NY IDA (Mohawk Valley
                  Handicapped Services)                                             5.300      03/15/2019           412,988
---------------------------------------------------------------------------------------------------------------------------
        840,000   Oneida County, NY IDA (Mohawk Valley
                  Handicapped Services)                                             5.350      03/15/2029           706,238
---------------------------------------------------------------------------------------------------------------------------
      1,190,000   Oneida County, NY IDA (Presbyterian Home)                         5.250      03/01/2019         1,203,566
---------------------------------------------------------------------------------------------------------------------------
      1,015,000   Oneida County, NY IDA (Presbyterian Home)                         6.100      06/01/2020         1,065,983
---------------------------------------------------------------------------------------------------------------------------
      3,990,000   Onondaga County, NY IDA (Air Cargo)                               6.125      01/01/2032         4,042,149
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   Onondaga County, NY IDA (Air Cargo)                               7.250      01/01/2032         2,078,680
---------------------------------------------------------------------------------------------------------------------------
      2,200,000   Onondaga County, NY IDA (Anheuser-Busch)                          4.950      07/01/2036         2,060,454
---------------------------------------------------------------------------------------------------------------------------
        435,000   Onondaga County, NY IDA (Coltec Industries)                       7.250      06/01/2008           436,153
---------------------------------------------------------------------------------------------------------------------------
        770,000   Onondaga County, NY IDA (Coltec Industries)                       9.875      10/01/2010           779,163
---------------------------------------------------------------------------------------------------------------------------
      1,235,000   Onondaga County, NY IDA (Community General
                  Hospital)                                                         5.500      11/01/2018         1,208,312

                         51 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     6,485,000   Onondaga County, NY IDA (Community General
                  Hospital) 5                                                       6.625%     01/01/2018   $     6,510,227
---------------------------------------------------------------------------------------------------------------------------
      4,710,000   Onondaga County, NY IDA (Le Moyne College)                        5.625      12/01/2021         4,847,014
---------------------------------------------------------------------------------------------------------------------------
      9,600,000   Onondaga County, NY IDA (Solvay Paperboard)                       6.800      11/01/2014         9,828,864
---------------------------------------------------------------------------------------------------------------------------
     67,200,000   Onondaga County, NY IDA (Solvay Paperboard)                       7.000      11/01/2030        68,884,704
---------------------------------------------------------------------------------------------------------------------------
        500,000   Onondaga County, NY IDA Sewage Waste Facilities
                  (Anheuser-Busch Companies)                                        6.250      12/01/2034           514,160
---------------------------------------------------------------------------------------------------------------------------
     49,164,598   Onondaga County, NY Res Rec                                       0.000 7    05/01/2022        29,759,331
---------------------------------------------------------------------------------------------------------------------------
     41,580,000   Onondaga County, NY Res Rec                                       5.000      05/01/2015        39,280,210
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   Orange County, NY IDA (Arden Hill Life Care Center)               7.000      08/01/2021         2,576,975
---------------------------------------------------------------------------------------------------------------------------
      2,325,000   Orange County, NY IDA (Arden Hill Life Care Center)               7.000      08/01/2031         2,381,265
---------------------------------------------------------------------------------------------------------------------------
      2,090,000   Orange County, NY IDA (Arden Hill Life Care Center)               7.000      08/01/2031         2,140,578
---------------------------------------------------------------------------------------------------------------------------
      2,705,000   Orange County, NY IDA (Glen Arden)                                5.625      01/01/2018         2,662,423
---------------------------------------------------------------------------------------------------------------------------
      5,590,000   Orange County, NY IDA (Glen Arden)                                5.700      01/01/2028         5,220,613
---------------------------------------------------------------------------------------------------------------------------
      2,685,000   Orange County, NY IDA (Kingston Manufacturing) 2,10,11            8.000      11/01/2017           375,900
---------------------------------------------------------------------------------------------------------------------------
        250,000   Orange County, NY IDA (Orange Mental Retardation
                  Properties)                                                       7.800      07/01/2011           250,800
---------------------------------------------------------------------------------------------------------------------------
      1,715,000   Orange County, NY IDA (St. Luke's Cornwall Hospital
                  Obligated Group)                                                  5.375      12/01/2021         1,756,160
---------------------------------------------------------------------------------------------------------------------------
      6,330,000   Orange County, NY IDA (St. Luke's Cornwall Hospital
                  Obligated Group)                                                  5.375      12/01/2026         6,410,075
---------------------------------------------------------------------------------------------------------------------------
      2,235,000   Orange County, NY IDA (St. Luke's Cornwall Hospital
                  Obligated Group)                                                  5.375      12/01/2026         2,263,273
---------------------------------------------------------------------------------------------------------------------------
      7,435,000   Orange County, NY IDA (Tuxedo Place) 2                            7.000      08/01/2032         5,332,605
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   Orange County, NY IDA (Tuxedo Place) 2                            7.000      08/01/2033         1,790,450
---------------------------------------------------------------------------------------------------------------------------
      2,755,000   Oswego County, NY IDA (Bishop's Common)                           5.375      02/01/2049         2,827,870
---------------------------------------------------------------------------------------------------------------------------
      3,260,000   Oswego County, NY IDA (Seneca Hill Manor)                         5.650      08/01/2037         3,329,992
---------------------------------------------------------------------------------------------------------------------------
      6,870,000   Otsego County, NY IDA (Hartwick College)                          5.900      07/01/2022         6,933,341
---------------------------------------------------------------------------------------------------------------------------
      1,350,000   Otsego County, NY IDA (Hartwick College)                          6.000      07/01/2013         1,401,327
---------------------------------------------------------------------------------------------------------------------------
      1,435,000   Otsego County, NY IDA (Hartwick College)                          6.000      07/01/2014         1,486,646
---------------------------------------------------------------------------------------------------------------------------
      1,520,000   Otsego County, NY IDA (Hartwick College)                          6.000      07/01/2015         1,566,086
---------------------------------------------------------------------------------------------------------------------------
      1,610,000   Otsego County, NY IDA (Hartwick College)                          6.000      07/01/2016         1,652,987
---------------------------------------------------------------------------------------------------------------------------
      3,030,000   Otsego County, NY IDA (Mary Imogene Bassett
                  Hospital)                                                         5.350      11/01/2020         3,109,598
---------------------------------------------------------------------------------------------------------------------------
     12,635,000   Peekskill, NY IDA (Drum Hill)                                     6.375      10/01/2028        11,503,915
---------------------------------------------------------------------------------------------------------------------------
      2,055,000   Penfield-Crown Oak, NY Hsg. Devel. Corp. (Crown
                  Oak Apartments)                                                   4.875      12/01/2038         2,025,840
---------------------------------------------------------------------------------------------------------------------------
      1,150,000   Port Authority NY/NJ (Continental Airlines)                       9.000      12/01/2010         1,167,250
---------------------------------------------------------------------------------------------------------------------------
     50,775,000   Port Authority NY/NJ (Continental Airlines)                       9.125      12/01/2015        52,643,520
---------------------------------------------------------------------------------------------------------------------------
      3,195,000   Port Authority NY/NJ (Delta Air Lines) 2                          6.950      06/01/2008         3,201,390
---------------------------------------------------------------------------------------------------------------------------
     15,640,000   Port Authority NY/NJ (JFK International Air Terminal) 5           5.750      12/01/2022        15,973,132
---------------------------------------------------------------------------------------------------------------------------
     28,580,000   Port Authority NY/NJ (JFK International Air Terminal) 5           5.750      12/01/2025        28,619,155
---------------------------------------------------------------------------------------------------------------------------
      2,625,000   Port Authority NY/NJ (JFK International Air Terminal)             5.900      12/01/2017         2,681,490

                         52 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     7,410,000   Port Authority NY/NJ (KIAC)                                       6.750%     10/01/2011   $     7,429,340
---------------------------------------------------------------------------------------------------------------------------
     46,775,000   Port Authority NY/NJ (KIAC)                                       6.750      10/01/2019        46,890,067
---------------------------------------------------------------------------------------------------------------------------
        425,000   Port Authority NY/NJ, 122nd Series                                5.000      07/15/2018           431,133
---------------------------------------------------------------------------------------------------------------------------
         35,000   Port Authority NY/NJ, 122nd Series                                5.000      07/15/2026            35,198
---------------------------------------------------------------------------------------------------------------------------
        520,000   Port Authority NY/NJ, 122nd Series                                5.125      01/15/2036           521,768
---------------------------------------------------------------------------------------------------------------------------
        745,000   Port Authority NY/NJ, 124th Series                                5.000      08/01/2019           756,101
---------------------------------------------------------------------------------------------------------------------------
      9,810,000   Port Authority NY/NJ, 124th Series                                5.000      08/01/2036         9,812,845
---------------------------------------------------------------------------------------------------------------------------
        245,000   Port Authority NY/NJ, 126th Series                                5.125      11/15/2028           248,374
---------------------------------------------------------------------------------------------------------------------------
        240,000   Port Authority NY/NJ, 126th Series                                5.125      11/15/2030           242,518
---------------------------------------------------------------------------------------------------------------------------
      1,145,000   Port Authority NY/NJ, 127th Series                                5.125      06/15/2037         1,153,416
---------------------------------------------------------------------------------------------------------------------------
         50,000   Port Authority NY/NJ, 127th Series                                5.200      12/15/2027            51,098
---------------------------------------------------------------------------------------------------------------------------
      7,070,000   Port Authority NY/NJ, 127th Series                                5.250      12/15/2032         7,189,695
---------------------------------------------------------------------------------------------------------------------------
        495,000   Port Authority NY/NJ, 132nd Series                                5.000      09/01/2026           511,954
---------------------------------------------------------------------------------------------------------------------------
     80,000,000   Port Authority NY/NJ, 135th Series 1                              5.000      03/15/2039        82,183,200
---------------------------------------------------------------------------------------------------------------------------
     17,855,000   Port Authority NY/NJ, 136th Series                                5.125      05/01/2034        18,044,442
---------------------------------------------------------------------------------------------------------------------------
     19,175,000   Port Authority NY/NJ, 136th Series                                5.375      11/01/2028        19,941,425
---------------------------------------------------------------------------------------------------------------------------
     22,855,000   Port Authority NY/NJ, 136th Series                                5.500      11/01/2029        23,925,757
---------------------------------------------------------------------------------------------------------------------------
      1,430,000   Port Authority NY/NJ, 137th Series                                5.125      07/15/2030         1,454,196
---------------------------------------------------------------------------------------------------------------------------
     26,000,000   Port Authority NY/NJ, 138th Series                                4.750      12/01/2034        24,828,440
---------------------------------------------------------------------------------------------------------------------------
     27,255,000   Port Authority NY/NJ, 141st Series                                4.500      09/01/2029        25,292,367
---------------------------------------------------------------------------------------------------------------------------
     47,910,000   Port Authority NY/NJ, 143rd Series                                5.000      10/01/2030        48,292,801
---------------------------------------------------------------------------------------------------------------------------
     27,535,000   Port Authority NY/NJ, 143rd Series                                5.000      04/01/2036        27,566,115
---------------------------------------------------------------------------------------------------------------------------
     14,350,000   Port Authority NY/NJ, 146th Series 5                              4.500      12/01/2023        14,046,067
---------------------------------------------------------------------------------------------------------------------------
     20,215,000   Port Authority NY/NJ, 146th Series                                4.500      12/01/2034        18,649,146
---------------------------------------------------------------------------------------------------------------------------
     26,110,000   Port Authority NY/NJ, 146th Series                                4.750      12/01/2027        26,075,535
---------------------------------------------------------------------------------------------------------------------------
     13,005,000   Port Authority NY/NJ, 147th Series                                4.750      10/15/2028        12,685,207
---------------------------------------------------------------------------------------------------------------------------
     19,705,000   Port Authority NY/NJ, 147th Series                                5.000      10/15/2027        19,922,543
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   Port Authority NY/NJ, 147th Series                                5.000      10/15/2032        20,013,200
---------------------------------------------------------------------------------------------------------------------------
     12,000,000   Port Authority NY/NJ, 37th Series                                 5.250      07/15/2034        12,230,400
---------------------------------------------------------------------------------------------------------------------------
      2,755,000   Poughkeepsie, NY IDA (Eastman & Bixby Redevel.
                  Corp.)                                                            6.000      08/01/2032         2,843,739
---------------------------------------------------------------------------------------------------------------------------
      1,990,000   Putnam County, NY IDA (Brewster Plastics)                         8.500      12/01/2016         2,005,562
---------------------------------------------------------------------------------------------------------------------------
      1,500,000   Rensselaer County, NY IDA (Franciscan Heights)                    5.375      12/01/2036         1,536,450
---------------------------------------------------------------------------------------------------------------------------
     27,455,000   Rensselaer County, NY IDA (Rensselaer Polytechnical
                  Institute)                                                        5.000      03/01/2036        28,109,527
---------------------------------------------------------------------------------------------------------------------------
      6,385,000   Rensselaer County, NY Tobacco Asset Securitization
                  Corp. 1                                                           5.625      06/01/2035         6,444,117
---------------------------------------------------------------------------------------------------------------------------
      7,300,000   Rensselaer County, NY Tobacco Asset Securitization
                  Corp. 1                                                           5.750      06/01/2043         7,388,719
---------------------------------------------------------------------------------------------------------------------------
     18,415,000   Rensselaer, NY Municipal Leasing Corp. (Rensselaer
                  County Nursing Home)                                              6.900      06/01/2024        18,555,322
---------------------------------------------------------------------------------------------------------------------------
      1,525,000   Riverhead, NY IDA (Michael Reilly Design)                         8.875      08/01/2021         1,552,450

                         53 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     5,365,000   Rochester, NY Hsg. Authority (Andrews Terrace
                  Apartments)                                                       4.600%     12/20/2026   $     5,053,079
---------------------------------------------------------------------------------------------------------------------------
      7,565,000   Rochester, NY Hsg. Authority (Andrews Terrace
                  Apartments)                                                       4.700      12/20/2038         6,879,006
---------------------------------------------------------------------------------------------------------------------------
     15,695,000   Rochester, NY Hsg. Authority (Andrews Terrace
                  Apartments)                                                       4.800      12/20/2048        14,090,657
---------------------------------------------------------------------------------------------------------------------------
      6,790,000   Rochester, NY Museum & Science Center                             6.125      12/01/2015         6,713,069
---------------------------------------------------------------------------------------------------------------------------
      1,195,000   Rockland County, NY IDA (Crystal Run Village/
                  Rockland County Assoc. for the Learning Disabled
                  Obligated Group)                                                  4.900      07/01/2021         1,113,812
---------------------------------------------------------------------------------------------------------------------------
      9,225,000   Rockland County, NY Tobacco Asset Securitization
                  Corp. 1                                                           5.625      08/15/2035         9,313,929
---------------------------------------------------------------------------------------------------------------------------
     10,095,000   Rockland County, NY Tobacco Asset Securitization
                  Corp. 1                                                           5.750      08/15/2043        10,222,512
---------------------------------------------------------------------------------------------------------------------------
     30,000,000   Rockland County, NY Tobacco Asset Securitization
                  Corp.                                                             5.875 3    08/15/2045         2,258,100
---------------------------------------------------------------------------------------------------------------------------
    441,000,000   Rockland County, NY Tobacco Asset Securitization
                  Corp.                                                             7.624 3    08/15/2060         8,048,250
---------------------------------------------------------------------------------------------------------------------------
         20,000   Sanford Town, NY GO                                               5.250      04/15/2015            21,412
---------------------------------------------------------------------------------------------------------------------------
         20,000   Sanford Town, NY GO                                               5.250      04/15/2016            21,444
---------------------------------------------------------------------------------------------------------------------------
         25,000   Sanford Town, NY GO                                               5.250      04/15/2017            26,643
---------------------------------------------------------------------------------------------------------------------------
         25,000   Sanford Town, NY GO                                               5.250      04/15/2018            26,488
---------------------------------------------------------------------------------------------------------------------------
         25,000   Sanford Town, NY GO                                               5.250      04/15/2019            26,363
---------------------------------------------------------------------------------------------------------------------------
         25,000   Sanford Town, NY GO                                               5.250      04/15/2020            26,240
---------------------------------------------------------------------------------------------------------------------------
         30,000   Sanford Town, NY GO                                               5.250      04/15/2021            31,340
---------------------------------------------------------------------------------------------------------------------------
         30,000   Sanford Town, NY GO                                               5.250      04/15/2022            31,256
---------------------------------------------------------------------------------------------------------------------------
         30,000   Sanford Town, NY GO                                               5.250      04/15/2023            31,130
---------------------------------------------------------------------------------------------------------------------------
         30,000   Sanford Town, NY GO                                               5.250      04/15/2024            31,005
---------------------------------------------------------------------------------------------------------------------------
         35,000   Sanford Town, NY GO                                               5.250      04/15/2025            36,004
---------------------------------------------------------------------------------------------------------------------------
         35,000   Sanford Town, NY GO                                               5.250      04/15/2026            35,835
---------------------------------------------------------------------------------------------------------------------------
         40,000   Sanford Town, NY GO                                               5.250      04/15/2027            40,917
---------------------------------------------------------------------------------------------------------------------------
         40,000   Sanford Town, NY GO                                               5.250      04/15/2028            40,780
---------------------------------------------------------------------------------------------------------------------------
         40,000   Sanford Town, NY GO                                               5.250      04/15/2029            40,682
---------------------------------------------------------------------------------------------------------------------------
         45,000   Sanford Town, NY GO                                               5.250      04/15/2030            45,645
---------------------------------------------------------------------------------------------------------------------------
         45,000   Sanford Town, NY GO                                               5.250      04/15/2031            45,524
---------------------------------------------------------------------------------------------------------------------------
         50,000   Sanford Town, NY GO                                               5.250      04/15/2032            50,562
---------------------------------------------------------------------------------------------------------------------------
         50,000   Sanford Town, NY GO                                               5.250      04/15/2033            50,515
---------------------------------------------------------------------------------------------------------------------------
         55,000   Sanford Town, NY GO                                               5.250      04/15/2034            55,544
---------------------------------------------------------------------------------------------------------------------------
         60,000   Sanford Town, NY GO                                               5.250      04/15/2035            60,537
---------------------------------------------------------------------------------------------------------------------------
         60,000   Sanford Town, NY GO                                               5.250      04/15/2036            60,497
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga
                  Care/Benedict Community Health Center)                            5.125      12/01/2033         2,938,770
---------------------------------------------------------------------------------------------------------------------------
      1,635,000   Schenectady, NY IDA (Schaffer Heights Hsg.)                       6.000      11/01/2030         1,717,976

                         54 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     3,335,000   Schenectady, NY IDA (Union College)                               5.000%     07/01/2031   $     3,425,612
---------------------------------------------------------------------------------------------------------------------------
      3,405,000   Schenectady, NY Metroplex Devel. Authority, Series A              5.375      12/15/2021         3,552,062
---------------------------------------------------------------------------------------------------------------------------
        130,000   Schroon Lake, NY Fire District 2                                  7.250      03/01/2009           130,373
---------------------------------------------------------------------------------------------------------------------------
        175,000   Scotia, NY Hsg. Authority (Holyrood House)                        7.000      06/01/2009           176,145
---------------------------------------------------------------------------------------------------------------------------
      2,650,000   Seneca County, NY IDA (New York Chiropractic College)             5.000      10/01/2027         2,536,898
---------------------------------------------------------------------------------------------------------------------------
      2,480,000   SONYMA, Series 106                                                5.100      04/01/2023         2,498,352
---------------------------------------------------------------------------------------------------------------------------
     22,920,000   SONYMA, Series 106                                                5.250      04/01/2034        22,922,292
---------------------------------------------------------------------------------------------------------------------------
     32,440,000   SONYMA, Series 109 1                                              4.950      10/01/2034        30,980,200
---------------------------------------------------------------------------------------------------------------------------
      5,500,000   SONYMA, Series 130                                                4.650      04/01/2027         5,183,585
---------------------------------------------------------------------------------------------------------------------------
     14,865,000   SONYMA, Series 133                                                5.050      10/01/2026        14,854,892
---------------------------------------------------------------------------------------------------------------------------
     23,500,000   SONYMA, Series 137                                                4.700      10/01/2031        21,854,765
---------------------------------------------------------------------------------------------------------------------------
     23,290,000   SONYMA, Series 140                                                4.750      10/01/2037        21,860,926
---------------------------------------------------------------------------------------------------------------------------
      2,145,000   SONYMA, Series 143                                                4.750      10/01/2022         2,112,439
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   SONYMA, Series 143                                                4.850      10/01/2027         1,934,440
---------------------------------------------------------------------------------------------------------------------------
      2,375,000   SONYMA, Series 143                                                4.875      10/01/2030         2,283,254
---------------------------------------------------------------------------------------------------------------------------
     11,745,000   SONYMA, Series 143                                                4.900      10/01/2037        11,103,371
---------------------------------------------------------------------------------------------------------------------------
      2,700,000   SONYMA, Series 145                                                5.050      10/01/2029         2,673,405
---------------------------------------------------------------------------------------------------------------------------
      5,045,000   SONYMA, Series 145                                                5.125      10/01/2037         4,907,272
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   SONYMA, Series 148                                                5.150      10/01/2027         5,018,600
---------------------------------------------------------------------------------------------------------------------------
      6,370,000   SONYMA, Series 148                                                5.200      10/01/2032         6,347,514
---------------------------------------------------------------------------------------------------------------------------
      2,475,000   SONYMA, Series 29                                                 5.450      04/01/2031         2,489,504
---------------------------------------------------------------------------------------------------------------------------
     19,525,000   SONYMA, Series 29                                                 5.450      10/01/2031        20,710,363
---------------------------------------------------------------------------------------------------------------------------
      7,215,000   SONYMA, Series 35                                                 4.800      10/01/2030         6,847,757
---------------------------------------------------------------------------------------------------------------------------
         25,000   SONYMA, Series 67                                                 5.700      10/01/2017            25,394
---------------------------------------------------------------------------------------------------------------------------
      8,460,000   SONYMA, Series 67                                                 5.800      10/01/2028         8,552,891
---------------------------------------------------------------------------------------------------------------------------
      3,535,000   SONYMA, Series 69                                                 5.400      10/01/2019         3,573,850
---------------------------------------------------------------------------------------------------------------------------
      7,865,000   SONYMA, Series 69                                                 5.500      10/01/2028         8,009,873
---------------------------------------------------------------------------------------------------------------------------
     18,000,000   SONYMA, Series 71 1                                               5.400      04/01/2029        18,249,390
---------------------------------------------------------------------------------------------------------------------------
         30,000   SONYMA, Series 71                                                 5.400      04/01/2029            30,416
---------------------------------------------------------------------------------------------------------------------------
     11,610,000   SONYMA, Series 71                                                 5.400      04/01/2029        11,770,915
---------------------------------------------------------------------------------------------------------------------------
         30,000   SONYMA, Series 73                                                 5.250      10/01/2017            30,413
---------------------------------------------------------------------------------------------------------------------------
     22,000,000   SONYMA, Series 73-A 1                                             5.300      10/01/2028        22,104,060
---------------------------------------------------------------------------------------------------------------------------
      1,840,000   SONYMA, Series 73-A                                               5.300      10/01/2028         1,848,703
---------------------------------------------------------------------------------------------------------------------------
        285,000   SONYMA, Series 77                                                 5.150      04/01/2029           285,177
---------------------------------------------------------------------------------------------------------------------------
     10,175,000   SONYMA, Series 79                                                 5.300      04/01/2029        10,348,179
---------------------------------------------------------------------------------------------------------------------------
        465,000   SONYMA, Series 82                                                 5.650      04/01/2030           486,357
---------------------------------------------------------------------------------------------------------------------------
      5,145,000   SONYMA, Series 97                                                 5.500      04/01/2031         5,187,858
---------------------------------------------------------------------------------------------------------------------------
      7,125,000   St. Lawrence County, NY IDA (Clarkson University)                 5.000      07/01/2031         7,339,605
---------------------------------------------------------------------------------------------------------------------------
      4,360,000   St. Lawrence County, NY IDA (Curran Renewable Energy)             7.250      12/01/2029         4,363,314

                         55 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     1,150,000   Suffolk County, NY IDA (ACLD)                                     6.000%     12/01/2019   $     1,125,459
---------------------------------------------------------------------------------------------------------------------------
        495,000   Suffolk County, NY IDA (ALIA-ACDS)                                7.125      06/01/2017           514,572
---------------------------------------------------------------------------------------------------------------------------
      2,225,000   Suffolk County, NY IDA (ALIA-ACLD)                                5.950      10/01/2021         2,099,199
---------------------------------------------------------------------------------------------------------------------------
        285,000   Suffolk County, NY IDA (ALIA-ACLD)                                6.375      06/01/2014           286,687
---------------------------------------------------------------------------------------------------------------------------
      1,070,000   Suffolk County, NY IDA (ALIA-ACLD)                                6.500      03/01/2018         1,077,137
---------------------------------------------------------------------------------------------------------------------------
        675,000   Suffolk County, NY IDA (ALIA-ACLD)                                7.500      09/01/2015           704,160
---------------------------------------------------------------------------------------------------------------------------
        235,000   Suffolk County, NY IDA (ALIA-ADD)                                 6.950      12/01/2014           244,438
---------------------------------------------------------------------------------------------------------------------------
        450,000   Suffolk County, NY IDA (ALIA-ADD)                                 7.125      06/01/2017           467,793
---------------------------------------------------------------------------------------------------------------------------
        345,000   Suffolk County, NY IDA (ALIA-ADD)                                 7.500      09/01/2015           359,904
---------------------------------------------------------------------------------------------------------------------------
        845,000   Suffolk County, NY IDA (ALIA-Adelante)                            6.500      11/01/2037           830,846
---------------------------------------------------------------------------------------------------------------------------
      1,310,000   Suffolk County, NY IDA (ALIA-Civic Facility)                      5.950      11/01/2022         1,292,774
---------------------------------------------------------------------------------------------------------------------------
      3,220,000   Suffolk County, NY IDA (ALIA-DDI)                                 5.950      10/01/2021         3,037,941
---------------------------------------------------------------------------------------------------------------------------
      1,110,000   Suffolk County, NY IDA (ALIA-DDI)                                 6.375      06/01/2014         1,116,571
---------------------------------------------------------------------------------------------------------------------------
        100,000   Suffolk County, NY IDA (ALIA-DDI)                                 7.500      09/01/2015           104,320
---------------------------------------------------------------------------------------------------------------------------
        845,000   Suffolk County, NY IDA (ALIA-FREE)                                5.950      10/01/2021           797,224
---------------------------------------------------------------------------------------------------------------------------
        630,000   Suffolk County, NY IDA (ALIA-FREE)                                6.375      06/01/2014           633,730
---------------------------------------------------------------------------------------------------------------------------
      1,450,000   Suffolk County, NY IDA (ALIA-FREE)                                6.950      12/01/2014         1,508,232
---------------------------------------------------------------------------------------------------------------------------
      3,620,000   Suffolk County, NY IDA (ALIA-FREE)                                7.125      06/01/2017         3,763,135
---------------------------------------------------------------------------------------------------------------------------
        610,000   Suffolk County, NY IDA (ALIA-IGHL)                                5.950      10/01/2021           575,511
---------------------------------------------------------------------------------------------------------------------------
        775,000   Suffolk County, NY IDA (ALIA-IGHL)                                5.950      11/01/2022           764,809
---------------------------------------------------------------------------------------------------------------------------
        380,000   Suffolk County, NY IDA (ALIA-IGHL)                                6.000      10/01/2031           351,253
---------------------------------------------------------------------------------------------------------------------------
        505,000   Suffolk County, NY IDA (ALIA-IGHL)                                6.375      06/01/2014           507,990
---------------------------------------------------------------------------------------------------------------------------
        495,000   Suffolk County, NY IDA (ALIA-IGHL)                                6.950      12/01/2014           514,879
---------------------------------------------------------------------------------------------------------------------------
      1,040,000   Suffolk County, NY IDA (ALIA-IGHL)                                7.125      06/01/2017         1,081,122
---------------------------------------------------------------------------------------------------------------------------
      1,945,000   Suffolk County, NY IDA (ALIA-IGHL)                                7.250      12/01/2033         1,993,003
---------------------------------------------------------------------------------------------------------------------------
        215,000   Suffolk County, NY IDA (ALIA-IGHL)                                7.500      09/01/2015           224,288
---------------------------------------------------------------------------------------------------------------------------
        295,000   Suffolk County, NY IDA (ALIA- LIHIA)                              6.375      06/01/2014           296,746
---------------------------------------------------------------------------------------------------------------------------
        590,000   Suffolk County, NY IDA (ALIA- LIHIA)                              6.950      12/01/2014           613,694
---------------------------------------------------------------------------------------------------------------------------
        220,000   Suffolk County, NY IDA (ALIA- LIHIA)                              7.500      09/01/2015           229,504
---------------------------------------------------------------------------------------------------------------------------
      2,085,000   Suffolk County, NY IDA (ALIA-LIHIA)                               5.950      11/01/2022         2,057,582
---------------------------------------------------------------------------------------------------------------------------
        495,000   Suffolk County, NY IDA (ALIA-MCH)                                 6.375      06/01/2014           497,930
---------------------------------------------------------------------------------------------------------------------------
      1,370,000   Suffolk County, NY IDA (ALIA-MCH)                                 6.950      12/01/2014         1,425,019
---------------------------------------------------------------------------------------------------------------------------
      1,270,000   Suffolk County, NY IDA (ALIA-MCH)                                 7.125      06/01/2017         1,320,216
---------------------------------------------------------------------------------------------------------------------------
        825,000   Suffolk County, NY IDA (ALIA-NYS ARC)                             5.950      11/01/2022           814,151
---------------------------------------------------------------------------------------------------------------------------
        670,000   Suffolk County, NY IDA (ALIA-NYS ARC)                             7.500      09/01/2015           698,944
---------------------------------------------------------------------------------------------------------------------------
        360,000   Suffolk County, NY IDA (ALIA-Pederson-Krag Center)                8.375      06/01/2016           379,688
---------------------------------------------------------------------------------------------------------------------------
        540,000   Suffolk County, NY IDA (ALIA-SMCFS)                               7.500      09/01/2015           563,328
---------------------------------------------------------------------------------------------------------------------------
        640,000   Suffolk County, NY IDA (ALIA-Suffolk Hostels)                     7.500      09/01/2015           667,648
---------------------------------------------------------------------------------------------------------------------------
      2,005,000   Suffolk County, NY IDA (ALIA-UCPAGS)                              5.950      10/01/2021         1,891,637
---------------------------------------------------------------------------------------------------------------------------
        210,000   Suffolk County, NY IDA (ALIA-UCPAGS)                              6.375      06/01/2014           211,243
---------------------------------------------------------------------------------------------------------------------------
        860,000   Suffolk County, NY IDA (ALIA-UCPAGS)                              6.950      12/01/2014           894,538

                         56 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       730,000   Suffolk County, NY IDA (ALIA-UCPAGS)                              7.000%     06/01/2016   $       757,017
---------------------------------------------------------------------------------------------------------------------------
        445,000   Suffolk County, NY IDA (ALIA-UCPAGS)                              7.500      09/01/2015           464,224
---------------------------------------------------------------------------------------------------------------------------
      3,530,000   Suffolk County, NY IDA (ALIA-UVBH)                                6.500      11/01/2037         3,470,873
---------------------------------------------------------------------------------------------------------------------------
        800,000   Suffolk County, NY IDA (ALIA-WORCA)                               5.950      11/01/2022           789,480
---------------------------------------------------------------------------------------------------------------------------
        305,000   Suffolk County, NY IDA (ALIA-WORCA)                               6.950      12/01/2014           317,249
---------------------------------------------------------------------------------------------------------------------------
        795,000   Suffolk County, NY IDA (ALIA-WORCA)                               7.125      06/01/2017           826,434
---------------------------------------------------------------------------------------------------------------------------
        530,000   Suffolk County, NY IDA (ALIA-WORCA)                               7.500      09/01/2015           552,896
---------------------------------------------------------------------------------------------------------------------------
        710,000   Suffolk County, NY IDA (Catholic Charities)                       6.000      10/01/2020           685,058
---------------------------------------------------------------------------------------------------------------------------
        225,000   Suffolk County, NY IDA (DDI)                                      6.000      12/01/2019           220,199
---------------------------------------------------------------------------------------------------------------------------
        615,000   Suffolk County, NY IDA (DDI)                                      6.000      10/01/2020           593,395
---------------------------------------------------------------------------------------------------------------------------
        635,000   Suffolk County, NY IDA (DDI)                                      6.000      10/01/2020           612,692
---------------------------------------------------------------------------------------------------------------------------
        360,000   Suffolk County, NY IDA (DDI)                                      6.250      03/01/2009           361,037
---------------------------------------------------------------------------------------------------------------------------
      5,025,000   Suffolk County, NY IDA (DDI)                                      7.250      03/01/2024         5,210,573
---------------------------------------------------------------------------------------------------------------------------
      8,790,000   Suffolk County, NY IDA (DDI)                                      8.750      03/01/2023         9,167,882
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   Suffolk County, NY IDA (Dowling College) 6                        5.000      06/01/2036         4,229,050
---------------------------------------------------------------------------------------------------------------------------
      3,135,000   Suffolk County, NY IDA (Dowling College)                          6.700      12/01/2020         3,165,127
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)       5.375      01/01/2027         2,699,670
---------------------------------------------------------------------------------------------------------------------------
      2,745,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)       5.500      01/01/2037         2,390,373
---------------------------------------------------------------------------------------------------------------------------
      1,640,000   Suffolk County, NY IDA (Family Residences)                        6.000      12/01/2019         1,605,002
---------------------------------------------------------------------------------------------------------------------------
      1,345,000   Suffolk County, NY IDA (Family Services League)                   5.000      11/01/2027         1,377,347
---------------------------------------------------------------------------------------------------------------------------
        830,000   Suffolk County, NY IDA (Family Services League)                   5.000      11/01/2034           843,728
---------------------------------------------------------------------------------------------------------------------------
        125,000   Suffolk County, NY IDA (Federation of Organizations)              7.625      04/01/2010           126,780
---------------------------------------------------------------------------------------------------------------------------
      2,195,000   Suffolk County, NY IDA (Federation of Organizations)              8.125      04/01/2030         2,235,915
---------------------------------------------------------------------------------------------------------------------------
      2,600,000   Suffolk County, NY IDA (Gurwin Jewish-Phase II)                   6.700      05/01/2039         2,707,328
---------------------------------------------------------------------------------------------------------------------------
      3,860,000   Suffolk County, NY IDA (Huntington First Aid Squad)               6.650      11/01/2017         3,906,899
---------------------------------------------------------------------------------------------------------------------------
        255,000   Suffolk County, NY IDA (Independent Group Home Living)            6.000      12/01/2019           249,558
---------------------------------------------------------------------------------------------------------------------------
      1,360,000   Suffolk County, NY IDA (Independent Group Home Living)            6.000      10/01/2020         1,312,223
---------------------------------------------------------------------------------------------------------------------------
      3,275,000   Suffolk County, NY IDA (Innovative Realty I)                      6.000      11/01/2037         3,127,003
---------------------------------------------------------------------------------------------------------------------------
      7,200,000   Suffolk County, NY IDA (Jefferson's Ferry)                        5.000      11/01/2028         6,628,104
---------------------------------------------------------------------------------------------------------------------------
     14,170,000   Suffolk County, NY IDA (Keyspan-Port Jefferson Center)            5.250      06/01/2027        14,175,951
---------------------------------------------------------------------------------------------------------------------------
      4,065,000   Suffolk County, NY IDA ( L.I. Network Community Services)         7.550      02/01/2034         4,006,789
---------------------------------------------------------------------------------------------------------------------------
      8,000,000   Suffolk County, NY IDA (Medford Hamlet Assisted Living)           6.375      01/01/2039         7,592,480
---------------------------------------------------------------------------------------------------------------------------
      1,865,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)       6.750      11/01/2036         1,765,428

                         57 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       635,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)       6.750%     11/01/2036   $       601,097
---------------------------------------------------------------------------------------------------------------------------
      2,925,000   Suffolk County, NY IDA (New Interdisciplinary School)             6.750      12/01/2019         2,882,529
---------------------------------------------------------------------------------------------------------------------------
        450,000   Suffolk County, NY IDA (Nissequogue Cogeneration Partners)        4.875      01/01/2008           450,000
---------------------------------------------------------------------------------------------------------------------------
      8,750,000   Suffolk County, NY IDA (Nissequogue Cogeneration Partners)        5.300      01/01/2013         8,415,838
---------------------------------------------------------------------------------------------------------------------------
     18,925,000   Suffolk County, NY IDA (Nissequogue Cogeneration Partners)        5.500      01/01/2023        17,395,671
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Suffolk County, NY IDA (Peconic Landing Retirement Home)          8.000      10/01/2020         1,069,630
---------------------------------------------------------------------------------------------------------------------------
      2,850,000   Suffolk County, NY IDA (Peconic Landing Retirement Home)          8.000      10/01/2030         3,039,440
---------------------------------------------------------------------------------------------------------------------------
      4,800,000   Suffolk County, NY IDA (Pederson-Krager Center)                   7.200      02/01/2035         4,865,568
---------------------------------------------------------------------------------------------------------------------------
        145,000   Suffolk County, NY IDA (Pederson-Krager Center)                   7.625      04/01/2010           148,435
---------------------------------------------------------------------------------------------------------------------------
      2,545,000   Suffolk County, NY IDA (Pederson-Krager Center)                   8.125      04/01/2030         2,671,181
---------------------------------------------------------------------------------------------------------------------------
        930,000   Suffolk County, NY IDA (Special Needs Facilities Pooled
                  Program)                                                          5.250      07/01/2022           886,876
---------------------------------------------------------------------------------------------------------------------------
        150,000   Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of
                  Rockville Center)                                                 7.000      04/01/2010           152,691
---------------------------------------------------------------------------------------------------------------------------
      2,595,000   Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of
                  Rockville Center)                                                 8.000      04/01/2030         2,671,397
---------------------------------------------------------------------------------------------------------------------------
        535,000   Suffolk County, NY IDA (Suffolk Hotels)                           6.000      10/01/2020           516,205
---------------------------------------------------------------------------------------------------------------------------
      2,025,000   Suffolk County, NY IDA (United Cerebral Palsy Assoc.)             6.000      12/01/2019         1,981,787
---------------------------------------------------------------------------------------------------------------------------
      3,325,000   Suffolk County, NY IDA (United Cerebral Palsy Assoc.)             7.875      09/01/2041         3,336,737
---------------------------------------------------------------------------------------------------------------------------
      1,620,000   Suffolk County, NY IDA (Windmill Village)                         5.700      12/01/2026         1,676,441
---------------------------------------------------------------------------------------------------------------------------
      1,305,000   Suffolk County, NY IDA (Windmill Village)                         5.750      12/01/2031         1,347,138
---------------------------------------------------------------------------------------------------------------------------
        995,000   Suffolk County, NY IDA (WORCA)                                    6.000      10/01/2020           960,046
---------------------------------------------------------------------------------------------------------------------------
         50,000   Suffolk County, NY Water Authority                                5.125      06/01/2026            52,316
---------------------------------------------------------------------------------------------------------------------------
      4,000,000   Sullivan County, NY Community College COP 2                       5.750      08/15/2025         3,685,280
---------------------------------------------------------------------------------------------------------------------------
      4,355,000   Sullivan County, NY IDA (Center for Discovery)                    5.625      06/01/2013         4,238,068
---------------------------------------------------------------------------------------------------------------------------
     14,115,000   Sullivan County, NY IDA (Center for Discovery)                    5.875      07/01/2022        13,354,202
---------------------------------------------------------------------------------------------------------------------------
      6,400,000   Sullivan County, NY IDA (Center for Discovery)                    6.000      06/01/2019         6,178,944
---------------------------------------------------------------------------------------------------------------------------
     13,840,000   Sullivan County, NY IDA (Center for Discovery)                    6.000      07/01/2037        12,806,429
---------------------------------------------------------------------------------------------------------------------------
      4,800,000   Sullivan County, NY IDA (Center for Discovery)                    6.500      06/01/2025         4,733,232
---------------------------------------------------------------------------------------------------------------------------
      4,650,000   Sullivan County, NY IDA (Center for Discovery)                    6.950      02/01/2035         4,732,817
---------------------------------------------------------------------------------------------------------------------------
      1,915,000   Sullivan County, NY IDA (Center for Discovery)                    7.250      02/01/2012         1,947,153
---------------------------------------------------------------------------------------------------------------------------
      9,965,000   Sullivan County, NY IDA (Center for Discovery)                    7.750      02/01/2027        10,249,999
---------------------------------------------------------------------------------------------------------------------------
      8,350,000   Sullivan County, NY IDA (SCCC Dorm Corp. Civic Facility)          7.250      06/01/2027         8,223,748
---------------------------------------------------------------------------------------------------------------------------
        122,500   Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)      7.375      11/01/2008           121,402

                         58 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     6,995,000   Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)      8.500%     11/01/2031   $     6,539,206
---------------------------------------------------------------------------------------------------------------------------
      6,590,000   Syracuse, NY Hsg. Authority (LRRHCF) 5                            5.800      08/01/2037         6,731,685
---------------------------------------------------------------------------------------------------------------------------
      2,435,000   Syracuse, NY Hsg. Authority (Pavilion on James)                   7.500      11/01/2042         2,227,757
---------------------------------------------------------------------------------------------------------------------------
      2,195,000   Syracuse, NY IDA (Anoplate Corp.)                                 8.000      11/01/2022         2,249,173
---------------------------------------------------------------------------------------------------------------------------
    168,000,000   Syracuse, NY IDA (Carousel Center)                                5.000      01/01/2036       164,772,720
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Syracuse, NY IDA (Crouse Irving Health Hospital)                  5.375      01/01/2023           873,000
---------------------------------------------------------------------------------------------------------------------------
     13,885,000   Syracuse, NY IDA (James Square)                                   7.197 3    08/01/2025         4,270,054
---------------------------------------------------------------------------------------------------------------------------
        725,000   Syracuse, NY IDA (Jewish Home of Central New York)                7.375      03/01/2021           752,246
---------------------------------------------------------------------------------------------------------------------------
      2,050,000   Syracuse, NY IDA (Jewish Home of Central New York)                7.375      03/01/2031         2,118,880
---------------------------------------------------------------------------------------------------------------------------
         75,000   Taconic Hills, NY Central School District at Craryville           5.000      06/15/2026            77,534
---------------------------------------------------------------------------------------------------------------------------
      3,750,000   Tompkins County, NY IDA (Ithacare Center)                         6.200      02/01/2037         3,832,013
---------------------------------------------------------------------------------------------------------------------------
         55,000   Tompkins, NY Health Care Corp. (Reconstruction Home)             10.800      02/01/2028            59,644
---------------------------------------------------------------------------------------------------------------------------
        435,000   Tonawanda, NY Senior Citizen Hsg. Corp.                           6.500      12/01/2010           438,680
---------------------------------------------------------------------------------------------------------------------------
     16,760,000   Triborough Bridge & Tunnel Authority 1                            5.000      01/01/2032        17,222,911
---------------------------------------------------------------------------------------------------------------------------
     33,060,000   Triborough Bridge & Tunnel Authority, Series A 1                  5.000      01/01/2027        33,859,556
---------------------------------------------------------------------------------------------------------------------------
    115,500,000   TSASC, Inc. (TFABs) 1                                             5.000      06/01/2034       109,111,118
---------------------------------------------------------------------------------------------------------------------------
    287,180,000   TSASC, Inc. (TFABs) 1                                             5.125      06/01/2042       273,942,949
---------------------------------------------------------------------------------------------------------------------------
      2,400,000   TSASC, Inc. (TFABs)                                               5.000      06/01/2026         2,321,640
---------------------------------------------------------------------------------------------------------------------------
     55,390,000   TSASC, Inc. (TFABs)                                               5.000      06/01/2034        52,325,825
---------------------------------------------------------------------------------------------------------------------------
     48,945,000   TSASC, Inc. (TFABs)                                               5.125      06/01/2042        46,672,484
---------------------------------------------------------------------------------------------------------------------------
        995,000   UCP/HCA of Chemung County, NY                                     6.600      08/01/2022         1,017,139
---------------------------------------------------------------------------------------------------------------------------
     13,200,000   Ulster County, NY IDA (Benedictine Hospital)                      6.500      11/01/2036        12,509,904
---------------------------------------------------------------------------------------------------------------------------
      1,710,000   Ulster County, NY IDA (Brooklyn Bottling) 5                       8.600      06/30/2022         1,721,115
---------------------------------------------------------------------------------------------------------------------------
      4,000,000   Ulster County, NY IDA (Kingston Hospital)                         5.650      11/15/2024         4,096,040
---------------------------------------------------------------------------------------------------------------------------
      1,465,000   Ulster County, NY IDA (Mid-Hudson Family Health Services)         5.350      07/01/2023         1,486,653
---------------------------------------------------------------------------------------------------------------------------
        175,000   Ulster County, NY Res Rec                                         5.000      03/01/2019           180,975
---------------------------------------------------------------------------------------------------------------------------
        185,000   Ulster County, NY Res Rec                                         5.000      03/01/2020           190,297
---------------------------------------------------------------------------------------------------------------------------
      3,005,000   Ulster County, NY Tobacco Asset Securitization Corp.              0.000 7    06/01/2040         2,699,993
---------------------------------------------------------------------------------------------------------------------------
      2,935,000   Ulster County, NY Tobacco Asset Securitization Corp.              6.000      06/01/2040         3,004,970
---------------------------------------------------------------------------------------------------------------------------
      2,175,000   Ulster County, NY Tobacco Asset Securitization Corp. 2            6.250      06/01/2025         2,270,939
---------------------------------------------------------------------------------------------------------------------------
        500,000   Utica, NY GO                                                      6.100      01/15/2013           534,360
---------------------------------------------------------------------------------------------------------------------------
      3,550,000   Utica, NY IDA (Utica College Civic Facility)                      6.850      12/01/2031         3,755,297
---------------------------------------------------------------------------------------------------------------------------
      2,455,000   Wayne County, NY IDA (ARC)                                        8.375      03/01/2018         2,458,707
---------------------------------------------------------------------------------------------------------------------------
         20,000   Westchester County, NY GO                                         5.375      12/15/2014            20,179
---------------------------------------------------------------------------------------------------------------------------
      4,300,000   Westchester County, NY Healthcare Corp., Series A                 5.875      11/01/2025         4,305,676
---------------------------------------------------------------------------------------------------------------------------
      1,870,000   Westchester County, NY IDA (Beth Abraham Hospital)                8.375      12/01/2025         1,903,006
---------------------------------------------------------------------------------------------------------------------------
         90,000   Westchester County, NY IDA (Children's Village)                   5.375      03/15/2019            88,367
---------------------------------------------------------------------------------------------------------------------------
      4,120,000   Westchester County, NY IDA (Children's Village) 5                 6.000      06/01/2022         4,127,334

                         59 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     1,215,000   Westchester County, NY IDA (Clearview School)                     7.250%     01/01/2035   $     1,223,359
---------------------------------------------------------------------------------------------------------------------------
      1,300,000   Westchester County, NY IDA (Guiding Eyes for the Blind)           5.375      08/01/2024         1,321,827
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   Westchester County, NY IDA (Hebrew Hospital Senior Hsg.)          7.375      07/01/2030         2,088,760
---------------------------------------------------------------------------------------------------------------------------
      1,560,000   Westchester County, NY IDA (JDAM)                                 6.750      04/01/2016         1,565,585
---------------------------------------------------------------------------------------------------------------------------
      3,325,000   Westchester County, NY IDA (Lawrence Hospital)                    5.000      01/01/2028         3,181,194
---------------------------------------------------------------------------------------------------------------------------
        820,000   Westchester County, NY IDA (Lawrence Hospital)                    5.125      01/01/2018           825,412
---------------------------------------------------------------------------------------------------------------------------
      1,275,000   Westchester County, NY IDA (Living Independently for the
                  Elderly)                                                          5.375      08/20/2021         1,343,123
---------------------------------------------------------------------------------------------------------------------------
      3,035,000   Westchester County, NY IDA (Living Independently for the
                  Elderly)                                                          5.400      08/20/2032         3,143,046
 ---------------------------------------------------------------------------------------------------------------------------
      1,545,000   Westchester County, NY IDA (Rippowam-Cisqua School)               5.750      06/01/2029         1,503,223
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Westchester County, NY IDA (Schnurmacher Center)                  6.500      11/01/2013         1,029,400
---------------------------------------------------------------------------------------------------------------------------
      1,710,000   Westchester County, NY IDA (Schnurmacher Center)                  6.500      11/01/2033         1,732,367
---------------------------------------------------------------------------------------------------------------------------
        160,000   Westchester County, NY IDA (Westchester Airport Assoc.)           5.950      08/01/2024           160,726
---------------------------------------------------------------------------------------------------------------------------
        130,000   Westchester County, NY IDA (Westchester Resco Company)            5.500      07/01/2009           130,907
---------------------------------------------------------------------------------------------------------------------------
      2,590,000   Westchester County, NY IDA (Winward School)                       5.250      10/01/2031         2,586,296
---------------------------------------------------------------------------------------------------------------------------
     52,500,000   Westchester County, NY Tobacco Asset Securitization Corp. 1       5.125      06/01/2038        50,390,550
---------------------------------------------------------------------------------------------------------------------------
     52,670,000   Westchester County, NY Tobacco Asset Securitization Corp. 1       5.125      06/01/2045        49,994,488
---------------------------------------------------------------------------------------------------------------------------
     76,375,000   Westchester County, NY Tobacco Asset Securitization Corp.         0.000 7    07/15/2039        88,657,628
---------------------------------------------------------------------------------------------------------------------------
      7,400,000   Westchester County, NY Tobacco Asset Securitization Corp.         5.125      06/01/2038         7,102,668
---------------------------------------------------------------------------------------------------------------------------
      3,515,000   Yates County, NY IDA (SSMH)                                       5.650      02/01/2039         3,649,203
---------------------------------------------------------------------------------------------------------------------------
      4,500,000   Yonkers, NY GO                                                    5.000      08/01/2035         4,647,420
---------------------------------------------------------------------------------------------------------------------------
      4,685,000   Yonkers, NY IDA (Hudson Scenic Studio)                            6.625      11/01/2019         4,687,998
---------------------------------------------------------------------------------------------------------------------------
      4,445,000   Yonkers, NY IDA (Monastery Manor Associates)                      5.250      04/01/2037         4,508,830
---------------------------------------------------------------------------------------------------------------------------
      1,590,000   Yonkers, NY IDA (Philipsburgh Hall Associates)                    7.500      11/01/2030         1,336,236
---------------------------------------------------------------------------------------------------------------------------
        730,000   Yonkers, NY IDA (Sacred Heart Assoc.)                             4.800      10/01/2026           717,021
---------------------------------------------------------------------------------------------------------------------------
      2,355,000   Yonkers, NY IDA (Sacred Heart Assoc.) 5                           5.000      10/01/2037         2,322,501
---------------------------------------------------------------------------------------------------------------------------
      2,515,000   Yonkers, NY IDA (St. John's Riverside Hospital)                   7.125      07/01/2031         2,554,963
---------------------------------------------------------------------------------------------------------------------------
        900,000   Yonkers, NY IDA (St. Joseph's Hospital)                           5.900      03/01/2008           899,883
---------------------------------------------------------------------------------------------------------------------------
      2,270,000   Yonkers, NY IDA (St. Joseph's Hospital)                           8.500      12/30/2013         2,277,650
---------------------------------------------------------------------------------------------------------------------------
      3,055,000   Yonkers, NY IDA (Westchester School)                              8.750      12/30/2023         3,087,963
---------------------------------------------------------------------------------------------------------------------------
        800,000   Yonkers, NY Parking Authority                                     6.000      06/15/2018           821,632
---------------------------------------------------------------------------------------------------------------------------
      1,215,000   Yonkers, NY Parking Authority                                     6.000      06/15/2024         1,231,560
                                                                                                            ---------------
                                                                                                             10,326,287,426

                         60 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--23.3%
$     2,995,000   Guam EDA (Harmon Village Apartments) 2,10,11                      9.375%     11/01/2018   $            --
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Guam Education Financing Foundation COP                           5.000      10/01/2023         1,026,300
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Guam Government Waterworks Authority and
                  Wastewater System                                                 5.875      07/01/2035         3,086,010
---------------------------------------------------------------------------------------------------------------------------
        300,000   Guam Hsg. Corp. (Single Family Mtg.)                              5.750      09/01/2031           317,643
---------------------------------------------------------------------------------------------------------------------------
        290,000   Guam Power Authority, Series A                                    5.250      10/01/2023           280,178
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   Guam Power Authority, Series A                                    5.250      10/01/2034        18,705,400
---------------------------------------------------------------------------------------------------------------------------
     27,800,000   Northern Mariana Islands Ports Authority, Series A                5.000      06/01/2030        24,916,306
---------------------------------------------------------------------------------------------------------------------------
     10,010,000   Northern Mariana Islands Ports Authority, Series A                6.250      03/15/2028         9,058,349
---------------------------------------------------------------------------------------------------------------------------
     18,185,000   Northern Mariana Islands Ports Authority, Series A                6.600      03/15/2028        20,585,602
---------------------------------------------------------------------------------------------------------------------------
        375,000   Puerto Rico Aqueduct & Sewer Authority                            5.000      07/01/2015           376,129
---------------------------------------------------------------------------------------------------------------------------
     55,200,000   Puerto Rico Children's Trust Fund (TASC)                          5.625      05/15/2043        54,321,216
---------------------------------------------------------------------------------------------------------------------------
    263,500,000   Puerto Rico Children's Trust Fund (TASC)                          6.600 3    05/15/2050        14,484,595
---------------------------------------------------------------------------------------------------------------------------
    745,000,000   Puerto Rico Children's Trust Fund (TASC)                          7.165 3    05/15/2055        25,233,150
---------------------------------------------------------------------------------------------------------------------------
     10,400,000   Puerto Rico Commonwealth                                          5.000      07/01/2031        10,167,976
---------------------------------------------------------------------------------------------------------------------------
     13,225,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2022        13,329,478
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2023         5,024,400
---------------------------------------------------------------------------------------------------------------------------
         20,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2026            20,318
---------------------------------------------------------------------------------------------------------------------------
     14,000,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2027        13,836,760
---------------------------------------------------------------------------------------------------------------------------
     17,010,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2029        16,734,948
---------------------------------------------------------------------------------------------------------------------------
     22,550,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2033        21,808,782
---------------------------------------------------------------------------------------------------------------------------
     42,530,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2035        41,081,854
---------------------------------------------------------------------------------------------------------------------------
      5,605,000   Puerto Rico Commonwealth GO                                       5.125      07/01/2031         5,552,089
---------------------------------------------------------------------------------------------------------------------------
      5,200,000   Puerto Rico Commonwealth GO                                       5.250      07/01/2024         5,298,124
---------------------------------------------------------------------------------------------------------------------------
      7,395,000   Puerto Rico Commonwealth GO                                       5.250      07/01/2026         7,488,547
---------------------------------------------------------------------------------------------------------------------------
      2,920,000   Puerto Rico Commonwealth GO                                       5.250      07/01/2030         2,942,893
---------------------------------------------------------------------------------------------------------------------------
     14,500,000   Puerto Rico Commonwealth GO                                       5.250      07/01/2031        14,591,640
---------------------------------------------------------------------------------------------------------------------------
     10,230,000   Puerto Rico Commonwealth GO                                       5.250      07/01/2034        10,248,926
---------------------------------------------------------------------------------------------------------------------------
     35,750,000   Puerto Rico Commonwealth GO 6                                     5.250      07/01/2037        35,763,228
---------------------------------------------------------------------------------------------------------------------------
     13,350,000   Puerto Rico Electric Power Authority, Series TT                   5.000      07/01/2027        13,325,303
---------------------------------------------------------------------------------------------------------------------------
     23,155,000   Puerto Rico Electric Power Authority, Series TT                   5.000      07/01/2032        22,881,076
---------------------------------------------------------------------------------------------------------------------------
     51,350,000   Puerto Rico Electric Power Authority, Series TT                   5.000      07/01/2037        50,225,949
---------------------------------------------------------------------------------------------------------------------------
     60,000,000   Puerto Rico Electric Power Authority, Series UU 1                 4.025 9    07/01/2029        54,586,500
---------------------------------------------------------------------------------------------------------------------------
    106,500,000   Puerto Rico Electric Power Authority, Series UU 1                 4.185 9    07/01/2025        95,977,480
---------------------------------------------------------------------------------------------------------------------------
    209,100,000   Puerto Rico Electric Power Authority, Series UU 1                 4.205 9    07/01/2031       188,440,292
---------------------------------------------------------------------------------------------------------------------------
         65,000   Puerto Rico HFC                                                   5.100      12/01/2018            65,392
---------------------------------------------------------------------------------------------------------------------------
      1,890,000   Puerto Rico HFC                                                   5.500      12/01/2023         1,926,685
---------------------------------------------------------------------------------------------------------------------------
      9,515,000   Puerto Rico Highway & Transportation Authority                    5.000      07/01/2028         9,388,926
---------------------------------------------------------------------------------------------------------------------------
        270,000   Puerto Rico Highway & Transportation Authority                    5.750      07/01/2020           284,737
---------------------------------------------------------------------------------------------------------------------------
      8,740,000   Puerto Rico Highway & Transportation Authority,
                  Series G                                                          5.000      07/01/2033         8,488,638

                         61 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    28,565,000   Puerto Rico Highway & Transportation Authority,
                  Series G                                                          5.000%     07/01/2042   $    27,322,994
---------------------------------------------------------------------------------------------------------------------------
     10,000,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                          5.000      07/01/2025        10,009,300
---------------------------------------------------------------------------------------------------------------------------
     14,725,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                          5.000      07/01/2026        14,698,642
---------------------------------------------------------------------------------------------------------------------------
      8,000,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                          5.000      07/01/2027         7,955,680
---------------------------------------------------------------------------------------------------------------------------
      4,000,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                          5.000      07/01/2030         3,928,440
---------------------------------------------------------------------------------------------------------------------------
     21,700,000   Puerto Rico Highway & Transportation Authority,
                  Series M                                                          5.000      07/01/2032        21,146,650
---------------------------------------------------------------------------------------------------------------------------
      7,125,000   Puerto Rico Highway & Transportation Authority,
                  Series M                                                          5.000      07/01/2037         6,864,439
---------------------------------------------------------------------------------------------------------------------------
     64,815,000   Puerto Rico Highway & Transportation Authority,
                  Series M                                                          5.000      07/01/2046        61,666,287
---------------------------------------------------------------------------------------------------------------------------
    125,620,000   Puerto Rico Highway & Transportation Authority,
                  Series N 1                                                        4.178 9    07/01/2041       110,909,429
---------------------------------------------------------------------------------------------------------------------------
     54,940,000   Puerto Rico Highway & Transportation Authority,
                  Series N 1                                                        4.178 9    07/01/2045        48,506,320
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   Puerto Rico Highway & Transportation Authority,
                  Series N                                                          4.035 9    07/01/2045        17,602,600
---------------------------------------------------------------------------------------------------------------------------
      3,650,000   Puerto Rico Infrastructure                                        5.000      07/01/2025         3,635,254
---------------------------------------------------------------------------------------------------------------------------
     17,055,000   Puerto Rico Infrastructure                                        5.000      07/01/2031        16,674,503
---------------------------------------------------------------------------------------------------------------------------
      6,000,000   Puerto Rico Infrastructure                                        5.000      07/01/2037         5,780,580
---------------------------------------------------------------------------------------------------------------------------
     17,590,000   Puerto Rico Infrastructure                                        5.000      07/01/2037        16,946,734
---------------------------------------------------------------------------------------------------------------------------
    202,145,000   Puerto Rico Infrastructure                                        5.000      07/01/2041       193,295,092
---------------------------------------------------------------------------------------------------------------------------
    161,025,000   Puerto Rico Infrastructure                                        5.000      07/01/2046       153,202,406
---------------------------------------------------------------------------------------------------------------------------
     15,000,000   Puerto Rico Infrastructure                                        5.500      07/01/2027        16,572,000
---------------------------------------------------------------------------------------------------------------------------
      1,080,000   Puerto Rico ITEMECF (Ana G. Mendez University)                    5.375      02/01/2019         1,089,396
---------------------------------------------------------------------------------------------------------------------------
      1,575,000   Puerto Rico ITEMECF (Ana G. Mendez University)                    5.375      12/01/2021         1,588,403
---------------------------------------------------------------------------------------------------------------------------
      5,750,000   Puerto Rico ITEMECF (Ana G. Mendez University)                    5.375      02/01/2029         5,615,105
---------------------------------------------------------------------------------------------------------------------------
      6,315,000   Puerto Rico ITEMECF (Ana G. Mendez University)                    5.500      12/01/2031         6,236,063
---------------------------------------------------------------------------------------------------------------------------
     42,400,000   Puerto Rico ITEMECF (Cogeneration Facilities)                     6.625      06/01/2026        44,289,768
---------------------------------------------------------------------------------------------------------------------------
      2,765,000   Puerto Rico ITEMECF (Mennonite General Hospital)                  5.625      07/01/2017         2,519,579
---------------------------------------------------------------------------------------------------------------------------
        985,000   Puerto Rico ITEMECF (Mennonite General Hospital)                  5.625      07/01/2027           840,707
---------------------------------------------------------------------------------------------------------------------------
      8,770,000   Puerto Rico ITEMECF (Mennonite General Hospital)                  6.500      07/01/2018         8,501,463
---------------------------------------------------------------------------------------------------------------------------
     12,380,000   Puerto Rico ITEMECF (Mennonite General Hospital)                  6.500      07/01/2026        11,724,974
---------------------------------------------------------------------------------------------------------------------------
        325,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                     6.400      05/01/2009           324,698
---------------------------------------------------------------------------------------------------------------------------
      2,450,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                     6.600      05/01/2014         2,411,021
---------------------------------------------------------------------------------------------------------------------------
      5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                     6.700      05/01/2024         5,149,935
---------------------------------------------------------------------------------------------------------------------------
      7,000,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor
                  Hospitals)                                                        5.750      06/01/2029         6,151,810

                         62 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$       500,000   Puerto Rico ITEMECF (University of the Sacred Heart)              5.250%     09/01/2021   $       503,190
---------------------------------------------------------------------------------------------------------------------------
      8,000,000   Puerto Rico ITEMECF (University of the Sacred Heart) 5            5.250      09/01/2031         7,700,560
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Municipal Finance Agency, Series A                    5.250      08/01/2024         5,085,750
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Puerto Rico Municipal Finance Agency, Series A                    5.250      08/01/2025         3,040,110
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Port Authority (American Airlines),
                  Series A                                                          6.250      06/01/2026           943,050
---------------------------------------------------------------------------------------------------------------------------
     10,440,000   Puerto Rico Port Authority (American Airlines),
                  Series A                                                          6.300      06/01/2023         9,959,760
---------------------------------------------------------------------------------------------------------------------------
      1,940,000   Puerto Rico Public Buildings Authority                            5.000      07/01/2026         1,924,965
---------------------------------------------------------------------------------------------------------------------------
     57,855,000   Puerto Rico Public Buildings Authority                            5.000      07/01/2036        55,770,484
---------------------------------------------------------------------------------------------------------------------------
      7,500,000   Puerto Rico Public Buildings Authority                            5.000      07/01/2037         7,225,725
---------------------------------------------------------------------------------------------------------------------------
     52,000,000   Puerto Rico Public Buildings Authority                            5.250      07/01/2029        52,355,680
---------------------------------------------------------------------------------------------------------------------------
     90,400,000   Puerto Rico Public Buildings Authority                            5.250      07/01/2033        90,474,128
---------------------------------------------------------------------------------------------------------------------------
        120,000   Puerto Rico Public Buildings Authority                            5.375      07/01/2033           121,049
---------------------------------------------------------------------------------------------------------------------------
     12,335,000   Puerto Rico Public Buildings Authority 6                          6.250      07/01/2022        13,987,150
---------------------------------------------------------------------------------------------------------------------------
    120,000,000   Puerto Rico Sales Tax Financing Corp., Series A 1                 4.221 9    08/01/2057       110,041,200
---------------------------------------------------------------------------------------------------------------------------
    389,700,000   Puerto Rico Sales Tax Financing Corp., Series A                   5.052 3    08/01/2054        34,858,665
---------------------------------------------------------------------------------------------------------------------------
    216,680,000   Puerto Rico Sales Tax Financing Corp., Series A 6                 5.250      08/01/2057       222,166,338
---------------------------------------------------------------------------------------------------------------------------
     13,200,000   Puerto Rico Sales Tax Financing Corp., Series A                   5.340 3    08/01/2056           991,584
---------------------------------------------------------------------------------------------------------------------------
      4,525,000   University of Puerto Rico                                         5.000      06/01/2026         4,489,841
---------------------------------------------------------------------------------------------------------------------------
     10,010,000   University of Puerto Rico, Series P                               5.000      06/01/2022        10,081,371
---------------------------------------------------------------------------------------------------------------------------
      5,280,000   University of Puerto Rico, Series P                               5.000      06/01/2030         5,185,488
---------------------------------------------------------------------------------------------------------------------------
     24,375,000   University of Puerto Rico, Series Q                               5.000      06/01/2030        23,938,688
---------------------------------------------------------------------------------------------------------------------------
     65,780,000   University of Puerto Rico, Series Q                               5.000      06/01/2036        63,409,947
---------------------------------------------------------------------------------------------------------------------------
      9,230,000   University of V.I., Series A                                      5.375      06/01/2034         8,877,229
---------------------------------------------------------------------------------------------------------------------------
      2,040,000   University of V.I., Series A                                      6.250      12/01/2029         2,046,528
---------------------------------------------------------------------------------------------------------------------------
      1,250,000   V.I. Government Refinery Facilities (Hovensa Coker)               6.500      07/01/2021         1,300,963
---------------------------------------------------------------------------------------------------------------------------
         25,000   V.I. HFA, Series A                                                6.450      03/01/2016            25,315
---------------------------------------------------------------------------------------------------------------------------
     18,720,000   V.I. Public Finance Authority (Gross Receipts Taxes
                  Loan)                                                             5.000      10/01/2031        17,485,790
---------------------------------------------------------------------------------------------------------------------------
        550,000   V.I. Public Finance Authority (Gross Receipts Taxes
                  Loan) 5                                                           5.000      10/01/2033           528,413
---------------------------------------------------------------------------------------------------------------------------
     27,733,000   V.I. Public Finance Authority (Hovensa Coker)                     6.500      07/01/2021        28,863,674
---------------------------------------------------------------------------------------------------------------------------
      8,000,000   V.I. Public Finance Authority (Hovensa Refinery)                  6.125      07/01/2022         8,134,240
---------------------------------------------------------------------------------------------------------------------------
     11,700,000   V.I. Public Finance Authority (Hovensa)                           5.875      07/01/2022        11,933,883
---------------------------------------------------------------------------------------------------------------------------
        750,000   V.I. Public Finance Authority, Series A                           5.250      10/01/2024           757,575
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   V.I. Public Finance Authority, Series A 5                         5.500      10/01/2018         1,011,970
---------------------------------------------------------------------------------------------------------------------------
     16,220,000   V.I. Public Finance Authority, Series A                           5.500      10/01/2022        16,257,468
---------------------------------------------------------------------------------------------------------------------------
      7,500,000   V.I. Public Finance Authority, Series A 5                         5.625      10/01/2025         7,504,950
---------------------------------------------------------------------------------------------------------------------------
         50,000   V.I. Public Finance Authority, Series A 5                         5.625      10/01/2025            50,033
---------------------------------------------------------------------------------------------------------------------------
      3,830,000   V.I. Public Finance Authority, Series E 5                         6.000      10/01/2022         3,877,377
---------------------------------------------------------------------------------------------------------------------------
      1,585,000   V.I. Water & Power Authority                                      5.300      07/01/2018         1,593,274

                         63 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON       MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     3,515,000   V.I. Water & Power Authority                                       5.300%    07/01/2021   $     3,515,422
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   V.I. Water & Power Authority                                       5.500     07/01/2017         2,540,992
                                                                                                            ---------------
                                                                                                              2,495,591,910

---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $13,040,323,533)--119.8%                                                   12,821,879,336
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(19.8)                                                                (2,119,830,000)
                                                                                                            ---------------
NET ASSETS--100.0%                                                                                          $10,702,049,336
                                                                                                            ===============

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of December
31, 2007 was $89,127,908, which represents 0.83% of the Fund's net assets. See
Note 5 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

5. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

6. When-issued security or delayed delivery to be delivered and settled after
December 31, 2007. See Note 1 of accompanying Notes.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of accompanying Notes.

9. Represents the current interest rate for a variable or increasing rate security.

10. Issue is in default. See Note 1 of accompanying Notes.

11. Non-income producing security.

                         64 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS December 31, 2007
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS       Assoc. for Children with Down Syndrome
ACLD       Adults and Children with Learning and Developmental Disabilities
ADD        Aid to the Developmentally Disabled
ALIA       Alliance of Long Island Agencies
ARC        Assoc. of Retarded Citizens
CCRC       Continuing Care Retirement Community
CFGA       Child and Family Guidance Assoc.
CHSLI      Catholic Health Services of Long Island
CNGCS      Central Nassau Guidance and Counseling Services
COP        Certificates of Participation
CSMR       Community Services for the Mentally Retarded
DA         Dormitory Authority
DDI        Developmental Disabilities Institute
DRIVERS    Derivative Inverse Tax Exempt Receipts
EDA        Economic Devel. Authority
EFC        Environmental Facilities Corp.
ERDA       Energy Research and Devel. Authority
FREE       Family Residences and Essential Enterprises
GJSR       Gurwin Jewish Senior Residences
GO         General Obligation
GSHMC      Good Samaritan Hospital Medical Center
HDC        Housing Devel. Corp.
HFA        Housing Finance Agency/Authority
HFC        Housing Finance Corp.
HH         Harmony Heights, Inc.
HHS        Harmony Heights School
HJDOI      Hospital for Joint Diseases Orthopedic Institute
IDA        Industrial Devel. Agency
IGHL       Independent Group Home for Living
ITEMECF    Industrial, Tourist, Educational, Medical And Environmental Community
           Facilities
JCC        Jewish Community Center
JDAM       Julia Dyckman Andrus Memorial
JFK        John Fitzgerald Kennedy
L.I.       Long Island
LGSC       Local Government Services Corp.
LIHIA      Long Island Head Injury Assoc.
LILCO      Long Island Lighting Corp.
LIMC       Long Island Medical Center
LRRHCF     Loretto Rest Residential Health Care Facility
LVH        Little Village House
MCH        Maryhaven Center of Hope
MMC        Mercy Medical Center
MSH/NYU    Mount Sinai Hospital/New York University
MTA        Metropolitan Transportation Authority
NIMO       Niagara Mohawk Power Corp.
NSLIJHS    North Shore Long Island Jewish Health System
NSUHGC     North Shore University Hospital at Glen Cove
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
NYU        New York University
P-Floats   Puttable Floats
PSCH       Professional Service Centers for the Handicapped, Inc.
Res Rec    Resource Recovery Facility
RG&E       Rochester Gas and Electric
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
SCCC       Sullivan County Community College
SCHRC      St. Charles Hospital and Rehabilitation Center
SCSB       Schuyler Community Services Board
SCSMC      St. Catherine of Sienna Medical Center
SFH        St. Francis Hospital
SLCD       School for Language and Communication Devel.
SMCFS      St. Mary's Children and Family Services
SONYMA     State of New York Mortgage Agency
SSMH       Soldiers and Sailors Memorial Hospital
SUNY       State University of New York
SV         Sienna Village
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds
UBF        University of Buffalo Foundation
UCP/HCA    United Cerebral Palsy Assoc. and Handicapped Children's Assoc.
UCPAGS     United Cerebral Palsy Assoc. of Greater Suffolk
UDC        Urban Devel. Corp.
UVBH       United Veteran's Beacon House
V.I.       United States Virgin Islands
WORCA      Working Organization for Retarded Children and Adults
WWH        Wyandach/Wheatley Heights
YMCA       Young Men's Christian Assoc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         65 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value (cost $13,040,323,533)--see accompanying  statement of investments     $ 12,821,879,336
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                1,739,986
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                          171,680,122
Investments sold                                                                                   39,670,967
Shares of beneficial interest sold                                                                 26,444,823
Other                                                                                                 159,674
                                                                                             -----------------
Total assets                                                                                   13,061,574,908

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                  2,195,194,210
Investments purchased (including $80,712,439 purchased on a
when-issued or delayed delivery basis)                                                             92,509,391
Shares of beneficial interest redeemed                                                             32,924,875
Payable on borrowings (See Note 6)                                                                 32,100,000
Distribution and service plan fees                                                                  4,333,875
Trustees' compensation                                                                              1,329,175
Transfer and shareholder servicing agent fees                                                         423,349
Interest expense on borrowings                                                                        326,176
Shareholder communications                                                                             79,884
Dividends                                                                                               4,339
Other                                                                                                 300,298
                                                                                             -----------------
Total liabilities                                                                               2,359,525,572

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 10,702,049,336
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                              $ 11,009,649,166
--------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   8,995,761
--------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (98,151,394)
--------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                       (218,444,197)
                                                                                             -----------------
NET ASSETS                                                                                   $ 10,702,049,336
                                                                                             =================

                         66 | ROCHESTER FUND MUNICIPALS

-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $8,541,085,193 and
483,243,484 shares of beneficial interest outstanding)                                                   $ 17.67
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)          $ 18.55
-----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $591,268,906 and 33,484,483 shares of beneficial
interest outstanding)                                                                                    $ 17.66
-----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,514,257,655 and 85,801,483 shares of beneficial
interest outstanding)                                                                                    $ 17.65
-----------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $55,437,582
and 3,137,503 shares of beneficial interest outstanding)                                                 $ 17.67

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         67 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Interest                                                                   $ 675,511,180
-----------------------------------------------------------------------------------------
Other income                                                                       3,773
                                                                           --------------
Total investment income                                                      675,514,953

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                               49,510,955
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       12,449,248
Class B                                                                        7,451,294
Class C                                                                       14,912,403
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                        2,372,372
Class B                                                                          454,674
Class C                                                                          650,478
Class Y                                                                           10,300
-----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          190,229
Class B                                                                           39,319
Class C                                                                           36,568
Class Y                                                                              504
-----------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued
(See Note 1)                                                                  77,072,626
-----------------------------------------------------------------------------------------
Interest expense on borrowings                                                 4,864,064
-----------------------------------------------------------------------------------------
Accounting service fees                                                        3,266,519
-----------------------------------------------------------------------------------------
Trustees' compensation                                                           606,621
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                      217,544
-----------------------------------------------------------------------------------------
Administration service fees                                                        1,500
-----------------------------------------------------------------------------------------
Other                                                                            978,009
                                                                           --------------
Total expenses                                                               175,085,227
Less reduction to custodian expenses                                            (118,364)
                                                                           --------------
Net expenses                                                                 174,966,863

-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        500,548,090

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
Net realized gain on investments                                               5,857,579
-----------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                        (713,428,516)

-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $(207,022,847)
                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         68 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $   500,548,090   $   424,202,280
--------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       5,857,579        64,514,394
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 (713,428,516)      200,124,365
                                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from operations                      (207,022,847)      688,841,039

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (403,388,408)     (345,323,410)
Class B                                                                               (28,650,176)      (39,093,803)
Class C                                                                               (56,889,880)      (39,656,968)
Class Y                                                                                (2,106,962)         (818,853)
                                                                                  ----------------------------------
                                                                                     (491,035,426)     (424,893,034)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                             1,115,177,970     1,834,390,004
Class B                                                                              (270,521,381)      (75,346,776)
Class C                                                                               356,020,349       514,608,540
Class Y                                                                                36,884,183         9,689,538
                                                                                  ----------------------------------
                                                                                    1,237,561,121     2,283,341,306

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase                                                                        539,502,848     2,547,289,311
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                10,162,546,488     7,615,257,177
                                                                                  ----------------------------------
End of period (including accumulated net investment income (loss)
of $8,995,761 and $(516,903), respectively)                                       $10,702,049,336   $10,162,546,488
                                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         69 | ROCHESTER FUND MUNICIPALS

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31, 2007
------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                $  (207,022,847)
------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                          (4,368,959,527)
Proceeds from disposition of investment securities                          3,454,538,933
Short-term investment securities, net                                        (803,237,786)
Premium amortization                                                           21,102,974
Discount accretion                                                            (38,553,918)
Net realized gain on investments                                               (5,857,579)
Net change in unrealized depreciation on investments                          713,428,516
Increase in interest receivable                                               (30,442,780)
Increase in receivable for securities sold                                    (33,069,073)
Increase in other assets                                                          (46,012)
Decrease in payable for securities purchased                                  (60,029,059)
Increase in payable for accrued expenses                                          599,590
                                                                          ----------------
Net cash used in operating activities                                      (1,357,548,568)

------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                               2,106,400,000
Payments on bank borrowings                                                (2,296,600,000)
Proceeds from short-term floating rate notes issued                           755,999,210
Proceeds from shares sold                                                   3,280,165,299
Payment on shares redeemed                                                 (2,339,478,340)
Cash distributions paid                                                      (163,841,136)
                                                                          ----------------
Net cash provided by financing activities                                   1,342,645,033
------------------------------------------------------------------------------------------
Net decrease in cash                                                          (14,903,535)
------------------------------------------------------------------------------------------
Cash, beginning balance                                                        16,643,521
                                                                          ----------------
Cash, ending balance                                                      $     1,739,986
                                                                          ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $327,189,951.

Cash paid for interest on bank borrowings--$4,882,267.

Cash paid for interest on short-term floating rate notes issued--$77,072,626.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         70 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

CLASS A      YEAR ENDED DECEMBER 31,                    2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   18.82    $   18.28    $   17.76    $   17.62    $   17.38
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .88 1        .93 1        .99 1       1.07 1       1.11
Net realized and unrealized gain (loss)                (1.17)         .55          .53          .16          .23
                                                   -------------------------------------------------------------------
Total from investment operations                        (.29)        1.48         1.52         1.23         1.34
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.86)        (.94)       (1.00)       (1.09)       (1.10)
                                                   -------------------------------------------------------------------

Net asset value, end of period                     $   17.67    $   18.82    $   18.28    $   17.76    $   17.62
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (1.59)%       8.33%        8.76%        7.25%        8.12%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $   8,541    $   7,979    $   5,937    $   4,699    $   4,228
----------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $   8,598    $   6,836    $   5,327    $   4,387    $   4,100
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.78%        5.05%        5.44%        6.09%        6.49%
Expenses excluding interest and fees on
short-term floating rate notes issued                   0.72%        0.72%        0.73%        0.72%        0.71%
Interest and fees on short-term floating rate
notes issued 4                                          0.71%        0.62%        0.46%        0.26%        0.26%
                                                   -------------------------------------------------------------------
Total expenses                                          1.43% 5      1.34% 5      1.19% 5      0.98% 5      0.97% 5,6
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   28%          17%          16%          10%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         71 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED DECEMBER 31,                     2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   18.80    $   18.26    $   17.75    $   17.60    $   17.36
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .72 1        .78 1        .83 1        .91 1        .96
Net realized and unrealized gain (loss)                (1.16)         .54          .52          .18          .23
                                                   -------------------------------------------------------------------
Total from investment operations                        (.44)        1.32         1.35         1.09         1.19
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.70)        (.78)        (.84)        (.94)        (.95)
                                                   -------------------------------------------------------------------

Net asset value, end of period                     $   17.66    $   18.80    $   18.26    $   17.75    $   17.60
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (2.41)%       7.39%        7.77%        6.40%        7.19%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $     591    $     906    $     955    $   1,073    $   1,231
----------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $     745    $     925    $   1,006    $   1,130    $   1,259
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.88%        4.20%        4.60%        5.23%        5.62%
Expenses excluding interest and fees on
short-term floating rate notes issued                   1.62%        1.60%        1.60%        1.59%        1.58%
Interest and fees on short-term floating rate
notes issued 4                                          0.71%        0.62%        0.46%        0.26%        0.26%
                                                   -------------------------------------------------------------------
Total expenses                                          2.33% 5      2.22% 5      2.06% 5      1.85% 5      1.84% 5,6
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   28%          17%          16%          10%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         72 | ROCHESTER FUND MUNICIPALS

CLASS C      YEAR ENDED DECEMBER 31,                    2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   18.79    $   18.25    $   17.74    $   17.59    $   17.36
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .71 1        .76 1        .82 1        .91 1        .96
Net realized and unrealized gain (loss)                (1.15)         .56          .53          .18          .22
                                                   -------------------------------------------------------------------
Total from investment operations                        (.44)        1.32         1.35         1.09         1.18
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.70)        (.78)        (.84)        (.94)        (.95)
                                                   -------------------------------------------------------------------

Net asset value, end of period                     $   17.65    $   18.79    $   18.25    $   17.74    $   17.59
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (2.39)%       7.40%        7.78%        6.40%        7.14%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $   1,514    $   1,256    $     712    $     498    $     443
----------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $   1,492    $     956    $     600    $     459    $     436
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.90%        4.15%        4.56%        5.22%        5.62%
Expenses excluding interest and fees on
short-term floating rate notes issued                   1.59%        1.58%        1.59%        1.59%        1.58%
Interest and fees on short-term floating rate
notes issued 4                                          0.71%        0.62%        0.46%        0.26%        0.26%
                                                   -------------------------------------------------------------------
Total expenses                                          2.30% 5      2.20% 5      2.05% 5      1.85% 5      1.84% 5,6
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   28%          17%          16%          10%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         73 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

CLASS Y      YEAR ENDED DECEMBER 31,                    2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   18.82    $   18.28    $   17.76    $   17.61    $   17.38
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .891         .95 1       1.01 1       1.10 1       1.14
Net realized and unrealized gain (loss)                (1.15)         .55          .54          .17          .21
                                                   ----------------------------------------------------------------
Total from investment operations                        (.26)        1.50         1.55         1.27         1.35
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.89)        (.96)       (1.03)       (1.12)       (1.12)
                                                   ----------------------------------------------------------------

Net asset value, end of period                     $   17.67    $   18.82    $   18.28    $   17.76    $   17.61
                                                   ================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (1.44)%       8.45%        8.93%        7.50%        8.16%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $      56    $      22    $      11    $       8    $       9
-------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $      44    $      16    $      10    $       8    $      11
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.91%        5.14%        5.59%        6.27%        6.79%
Expenses excluding interest and fees on
short-term floating rate notes issued                   0.56%        0.60%        0.58%        0.55%        0.61%
Interest and fees on short-term floating rate
notes issued 4                                          0.71%        0.62%        0.46%        0.26%        0.26%
                                                   ----------------------------------------------------------------
Total expenses                                          1.27% 5      1.22% 5      1.04% 5      0.81% 5      0.87% 5
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   28%          17%          16%          10%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         74 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Rochester Fund Municipals (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New
York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders'
capital. The Fund's investment adviser is OppenheimerFunds, Inc. (the
"Manager").

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
("CDSC"). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S.
securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued

                         75 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type"
debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a
"delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
                  -------------------------------------
                  Purchased securities      $80,712,439

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $816,241,926 as of December 31, 2007, which represents 6.25% of the Fund's total assets.

                         76 | ROCHESTER FUND MUNICIPALS

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond
(referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the
Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The
Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of
Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date.
Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the
Fund's Statement of Operations. At December 31, 2007, municipal bond holdings with a value of $2,894,426,187 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,195,194,210 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                             COUPON    MATURITY
AMOUNT           INVERSE FLOATER 1                                    RATE 2        DATE          VALUE
-------------------------------------------------------------------------------------------------------
$   3,340,000   Erie County, NY Tobacco Asset Securitization
                Corp. RITES                                            4.160%     6/1/38   $  2,947,483
   21,250,000   Erie County, NY Tobacco Asset Securitization
                Corp. RITES                                            4.160      6/1/45     18,176,612
   14,940,000   Erie County, NY Tobacco Asset Securitization
                Corp. RITES                                            4.160      6/1/45     12,779,228
    9,305,000   Erie County, NY Tobacco Asset Securitization
                Corp. RITES                                            4.160      6/1/38      8,211,476
    2,915,000   L.I., NY Power Authority RITES                         8.073      9/1/28      3,787,518
   57,000,000   Liberty, NY Devel. Corp. ROLs                         10.700     10/1/35     70,273,020
   20,000,000   Nassau County, NY Tobacco Settlement
                Corp. RITES                                            4.371      6/1/46     17,853,800
    3,560,000   NY Counties Tobacco Trust I (TASC) RITES               7.214      6/1/28      3,937,609
    9,615,000   NY Counties Tobacco Trust I RITES                      7.044      6/1/42     10,338,721
    2,960,000   NY Counties Tobacco Trust I RITES                      7.049      6/1/35      3,173,031
    5,000,000   NY Counties Tobacco Trust II RITES                     5.945      6/1/43      5,182,550

                         77 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

PRINCIPAL                                                             COUPON    MATURITY
AMOUNT           INVERSE FLOATER 1                                    RATE 2        DATE          VALUE
-------------------------------------------------------------------------------------------------------
$   12,950,000   NY Counties Tobacco Trust II RITES                    5.945%     6/1/43   $ 13,422,804
    14,900,000   NY Counties Tobacco Trust II RITES                    5.235      6/1/35     15,176,395
     5,725,000   NY Counties Tobacco Trust IV RITES                    4.155      6/1/45      4,888,406
     8,700,000   NY Counties Tobacco Trust IV RITES                    4.155      6/1/45      7,428,669
    12,300,000   NY Counties Tobacco Trust IV RITES                    4.155      6/1/42     10,713,423
    10,210,000   NY Counties Tobacco Trust IV RITES                    4.155      6/1/42      8,893,012
     1,500,000   NY Counties Tobacco Trust IV RITES                    4.155      6/1/45      1,280,805
     2,100,000   NY MTA DRIVERS                                        6.760     5/15/13      1,881,012
     2,125,000   NY MTA RITES                                          6.985    11/15/32      2,364,827
     1,910,000   NY MTA RITES                                          6.985    11/15/28      2,167,544
    14,200,000   NY MTA RITES                                          7.192    11/15/25     16,362,944
    10,000,000   NY MTA RITES                                          7.192    11/15/30     11,155,000
     5,000,000   NY MTA RITES                                          7.192    11/15/30      5,577,500
     2,890,000   NY MTA RITES                                          6.985    11/15/30      3,223,795
     7,500,000   NY MTA RITES                                          7.192    11/15/31      8,199,750
     2,220,000   NY MTA Service Contract RITES                         7.038      1/1/24      2,679,274
     4,190,000   NY Triborough Bridge & Tunnel Authority RITES         7.192      1/1/32      4,652,911
     8,265,000   NY Triborough Bridge & Tunnel Authority RITES         7.054      1/1/27      9,064,556
    11,500,000   NYC GO ROLs                                           9.010      6/1/30     12,426,210
     6,850,000   NYC GO ROLs                                           9.010      6/1/33      7,350,050
     2,730,000   NYC GO ROLs                                           9.010      8/1/30      2,953,969
     1,350,000   NYC GO ROLs                                           9.010      8/1/35      1,446,957
     5,875,000   NYC Health & Hospital Corp. RITES                     7.227     2/15/20      6,509,735
    12,750,000   NYC Municipal Water Finance Authority DRIVERS         8.760     6/15/13     14,328,833
     2,805,000   NYC Municipal Water Finance Authority RITES           6.998     6/15/27      2,977,676
    11,210,000   NYC Municipal Water Finance Authority RITES           7.692     6/15/32     12,992,838
     7,850,000   NYC Municipal Water Finance Authority RITES           7.192     6/15/34      8,467,324
     2,930,000   NYC Municipal Water Finance Authority RITES           6.985     6/15/32      3,238,353
    11,860,000   NYC Municipal Water Finance Authority RITES           6.104     6/15/34     13,110,518
     4,500,000   NYC Municipal Water Finance Authority RITES           6.104     6/15/38      4,952,520
    14,425,000   NYC Municipal Water Finance Authority RITES           7.285     6/15/26     16,438,442
     6,875,000   NYC Municipal Water Finance Authority ROLs            9.148     6/15/31      7,887,000
    10,025,000   NYC Municipal Water Finance Authority ROLs            9.148     6/15/37     11,346,295
     7,875,000   NYC Municipal Water Finance Authority ROLs            9.148     6/15/39      8,773,223
     4,935,000   NYC Municipal Water Finance Authority ROLs            9.148     6/15/39      5,542,400
     4,500,000   NYC Municipal Water Finance Authority ROLs            9.168     6/15/39      5,080,500
     9,415,000   NYS DA (Lutheran Social Services of Upstate
                 New York) RITES                                       6.250      2/1/38      9,772,958
     3,115,000   NYS DA (Menorah Home & Hospital) RITES                7.363      8/1/38      3,461,949
     5,825,000   NYS DA (Menorah Home) RITES                           7.551      8/1/38      6,372,084
     4,625,000   NYS DA (Mental Health) RITES                          6.998     2/15/23      4,963,088
     2,375,000   NYS DA (Montefiore Medical) RITES                     8.538      8/1/38      2,720,468
     2,850,000   NYS DA (Municipal Health Facilities) RITES            6.998     1/15/23      3,115,107
     3,310,000   NYS DA P-Floats                                       6.104      2/1/28      3,719,381
     5,000,000   NYS DA RITES                                          8.594      2/1/12      6,736,200
     6,890,000   NYS DA ROLs 3                                         9.785      5/1/33        866,349

                         78 | ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                             COUPON    MATURITY
AMOUNT           INVERSE FLOATER 1                                    RATE 2        DATE          VALUE
-------------------------------------------------------------------------------------------------------
$    1,115,000   NYS DA ROLs 3                                         9.181%     5/1/18   $    868,841
     6,415,000   NYS DA ROLs                                           9.166     2/15/37      6,912,676
     3,485,000   NYS ERDA (NIMO) RITES                                 7.598     11/1/25      3,922,577
     3,625,000   NYS ERDA (RG&E) Residual Certificates                12.430      9/1/33      4,086,535
    20,000,000   Port Authority NY/NJ RITES                            6.204     9/15/13     22,183,200
    31,560,000   Puerto Rico Electric Power Authority ROLs 3           9.573      7/1/31        377,773
    15,000,000   Puerto Rico Electric Power Authority ROLs 3           4.108      7/1/29      9,586,500
    51,025,000   Puerto Rico Highway & Transportation
                 Authority ROLs                                        4.140      7/1/45     29,880,750
    12,000,000   Puerto Rico Sales Tax Financing Corp. ROLs 3         11.590      8/1/57      2,041,200
     2,125,000   Rensselaer County, NY Tobacco Asset
                 Securitization Corp. RITES                            5.623      6/1/35      2,184,118
     2,430,000   Rensselaer County, NY Tobacco Asset
                 Securitization Corp. RITES                            5.947      6/1/43      2,518,719
     3,075,000   Rockland County, NY Tobacco Asset
                 Securitization Corp. RITES                            5.622     8/15/35      3,163,929
     3,360,000   Rockland County, NY Tobacco Asset
                 Securitization Corp. RITES                            5.948     8/15/43      3,487,512
     8,110,000   SONYMA RITES                                          6.109     10/1/34      6,650,200
     9,000,000   SONYMA, Series 71 RITES                               6.367      4/1/29      9,249,390
     5,500,000   SONYMA, Series 73 RITES                               8.129     10/1/28      5,604,060
    80,850,000   TSASC, Inc. (TFABs) RITES                             4.350      6/1/42     71,652,504
     7,960,000   TSASC, Inc. (TFABs) RITES                             4.350      6/1/42      7,054,470
    57,750,000   TSASC, Inc. (TFABs) RITES                             4.155      6/1/34     51,361,118
    33,750,000   TSASC, Inc. (TFABs) ROLs 3                            6.551      6/1/42     30,615,975
    15,335,000   Westchester County, NY Tobacco Asset
                 Securitization Corp. RITES                            4.612      6/1/45     13,303,879
    21,325,000   Westchester County, NY Tobacco Asset
                 Securitization Corp. RITES                            4.376      6/1/38     19,611,323
     6,325,000   Westchester County, NY Tobacco Asset
                 Securitization Corp. RITES                            4.376      6/1/45      5,680,609
       675,000   Westchester County, NY Tobacco Asset
                 Securitization Corp. RITES                            4.376      6/1/38        620,757
     4,250,000   Westchester County, NY Tobacco Asset
                 Securitization Corp. RITES                            4.376      6/1/38      3,908,470
                                                                                           ------------
                                                                                           $789,871,187
                                                                                           ============

1. For a list of abbreviations used in the Inverse Floater table see the
Portfolio Abbrevations table on page 65 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an
"inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes

                         79 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

issued by the Trust in conjunction with the inverse floating rate security.
Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the
Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $534,830,000.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31,
2007, securities with an aggregate market value of $375,900, representing less than 0.005% of the Fund's net assets, were in default.

      The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original coupon interest rates. As of December 31, 2007, securities with an aggregate market value of $875,000, representing 0.01% of the Fund's net assets, were subject to these deferred-interest forbearance agreements. Interest is owed to the Fund under these agreements in the amount of $2,625,000.

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able

                         80 | ROCHESTER FUND MUNICIPALS

to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  DEPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
       UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED   OTHER INVESTMENTS
       NET INVESTMENT       LONG-TERM                 LOSS  FOR FEDERAL INCOME
       INCOME                    GAIN   CARRYFORWARD 1,2,3        TAX PURPOSES
       ------------------------------------------------------------------------
       $8,226,078                 $--          $81,836,111       $(234,759,477)

1. As of December 31, 2007, the Fund had $81,836,111 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2007, details of the capital loss carryforwards were as follows:

                            EXPIRING
                            ---------------------------
                            2011           $ 51,503,211
                            2012             30,332,900
                                           ------------
                            Total          $ 81,836,111
                                           ============

2. During the fiscal year ended December 31, 2007, the Fund utilized $6,170,077 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2006, the Fund utilized $64,258,971 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for December 31, 2007.
Net assets of the Fund were unaffected by the reclassifications.

                                  INCREASE TO
                              ACCUMULATED NET
       INCREASE TO              REALIZED LOSS
       PAID-IN CAPITAL         ON INVESTMENTS
       --------------------------------------
       $2,199,481                  $2,199,481

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                               YEAR ENDED          YEAR ENDED
                                        DECEMBER 31, 2007   DECEMBER 31, 2006
       ----------------------------------------------------------------------
       Distributions paid from:
       Ordinary income                       $  5,660,530        $  5,202,181
       Exempt-interest dividends              485,374,895         419,690,853
                                             --------------------------------
       Total                                 $491,035,425        $424,893,034
                                             ================================

                         81 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities   $10,952,083,813
                                             ================

            Gross unrealized appreciation    $   211,897,725
            Gross unrealized depreciation       (446,657,202)
                                             ----------------
            Net unrealized depreciation      $  (234,759,477)
                                             ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007.
Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits.
Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.

During the year ended December 31, 2007, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

            Projected Benefit Obligations Increased         $   314,522
            Payments Made to Retired Trustees                    37,921
            Accumulated Liability as of December 31, 2007     1,235,481

In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits there under. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of
Rochester Capital Advisors, L.P. (the Fund's former investment adviser) to the
Manager, all but one of the existing independent trustees retired effective
January 4, 1996. During the year ended December 31, 2007 payments of $13,500 were made to retired trustees. As of December 31, 2007, the Fund had recognized an accumulated liability of $3,375.

                         82 | ROCHESTER FUND MUNICIPALS

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of
Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

                         83 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             YEAR ENDED DECEMBER 31, 2007   YEAR ENDED DECEMBER 31, 2006
                                SHARES             AMOUNT        SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                       135,832,004    $ 2,503,436,674   126,089,178   $2,331,720,588
Dividends and/or
distributions reinvested    14,424,856        263,968,201    11,286,033      208,623,392
Redeemed                   (90,925,472)    (1,652,226,905)  (38,279,698)    (705,953,976)
                           --------------------------------------------------------------
Net increase                59,331,388    $ 1,115,177,970    99,095,513   $1,834,390,004
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                         3,621,510    $    66,918,572     5,710,045   $  105,315,335
Dividends and/or
distributions reinvested     1,006,492         18,469,987     1,283,328       23,671,707
Redeemed                   (19,329,357)      (355,909,940)  (11,082,310)    (204,333,818)
                           --------------------------------------------------------------
Net decrease               (14,701,355)   $  (270,521,381)   (4,088,937)  $  (75,346,776)
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS C
Sold                        35,085,634    $   647,826,015    32,402,099   $  598,672,944
Dividends and/or
distributions reinvested     2,373,896         43,366,388     1,484,633       27,424,594
Redeemed                   (18,495,052)      (335,172,054)   (6,043,138)    (111,488,998)
                           --------------------------------------------------------------
Net increase                18,964,478    $   356,020,349    27,843,594   $  514,608,540
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                         2,770,788    $    50,878,442       636,021   $   11,800,255
Dividends and/or
distributions reinvested        76,362          1,385,375        12,282          227,931
Redeemed                      (859,044)       (15,379,634)     (125,699)      (2,338,648)
                           --------------------------------------------------------------
Net increase                 1,988,106    $    36,884,183       522,604   $    9,689,538
                           ==============================================================

                         84 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2007, were as follows:

                                PURCHASES            SALES
----------------------------------------------------------
Investment securities      $4,368,959,527   $3,454,538,933

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                       FEE SCHEDULE FOR SEPT. 1, 2007 TO
                       DEC. 31, 2007
                       ----------------------------------
                       Up to $100 million           0.54%
                       Next $150 million            0.52
                       Next $1.75 billion           0.47
                       Next $3 billion              0.46
                       Next $3 billion              0.45
                       Next $6 billion              0.44
                       Over $14 billion             0.42

                       FEE SCHEDULE FOR JAN. 1, 2007 TO
                       AUG. 31, 2007
                       ----------------------------------
                       Up to $100 million           0.54%
                       Next $150 million            0.52
                       Next $1.75 billion           0.47
                       Next $3 billion              0.46
                       Next $3 billion              0.45
                       Over $8 billion              0.44

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
ACCOUNTING SERVICE FEES. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets.
During the year ended December 31, 2007, the Fund paid $3,266,564 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended December 31, 2007, the Fund paid $3,354,987 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor")
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

                         85 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the
"Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of
1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans (the "Plans") for Class B and Class C
shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the
Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the
Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B and
Class C shares were $34,371,698 and $28,198,097, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A         CLASS B         CLASS C
                            CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                          FRONT-END        DEFERRED        DEFERRED        DEFERRED
                      SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------
December 31, 2007        $4,299,425        $803,952      $1,357,241        $611,520

                         86 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets
(determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield.
Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

      The Fund entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31, 2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a
0.13% annual commitment fee for a liquidity backstop facility with respect to the $850 million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

For the year ended December 31, 2007, the Fund had borrowings outstanding at an interest rate of 5.1906%. Details of the borrowings for the year ended December
31, 2007 are as follows:

               Average Daily Loan Balance       $90,819,726
               Average Daily Interest Rate            5.303%
               Fees Paid                        $   548,239
               Interest Paid                    $ 4,882,267

                         87 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                         88 | ROCHESTER FUND MUNICIPALS

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and

o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated 'AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated 'B' are more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated 'CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated 'CC' are currently highly vulnerable to nonpayment.

C: The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated 'D' are in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The 'r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an 'r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories ('AAA', 'AA', 'A', 'BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-13

                                  Appendix B

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

         1) plans created or qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts

         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of shares of Oppenheimer Rochester
National Municipals and Rochester Fund Municipals purchased prior to October
22, 2007) of the beginning of the calendar month of their purchase, as described in the prospectus (unless a waiver described elsewhere in this
Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the prospectus under "Class A Contingent Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares, prior to March 1, 2007, by a Retirement

         Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1,
         2001. That included plans (other than IRA or 403(b)(7) Custodial
         Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &

            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").

         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.         Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A.    Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.

|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.

|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

|_|   Effective March 1, 2007, purchases of Class A shares by a Retirement
         Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1,
         2001. That included plans (other than IRA or 403(b)(7) Custodial
         Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

|_|   Purchases of Class A shares by former shareholders of Atlas Strategic
         Income Fund in any Oppenheimer fund into which shareholders of
         Oppenheimer Strategic Income Fund may exchange.
|_|   Purchases prior to June 15, 2008 by former shareholders of Oppenheimer
         Tremont Market Neutral Fund, LLC or Oppenheimer Tremont Opportunity
         Fund, LLC, directly from the proceeds from mandatory redemptions.

B.    Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

1.    Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
   Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

2.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of
   0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.    Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund prospectus).

|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(6)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.

         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.

         8) For loans to participants or beneficiaries.
         9) Separation from service.(7)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.

         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.

|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.    Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(9)
         5) To make distributions required under a Qualified Domestic

            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.

         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(10)
         9) On account of the participant's separation from service.(11)
         10)      Participant-directed redemptions to purchase shares of a

            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.

         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.    Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.        Special Sales Charge Arrangements for Shareholders of Certain
     Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Rising Dividends Fund, Inc.            Oppenheimer Small- &
   Mid- Cap Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:

|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A.    Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.    Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other

            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;

         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;

         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;

   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of current Class M shareholders, listed below who, prior to March 11, 1996 owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without a sales charge:

|_|   the Manager and its affiliates,

|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,

|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
         dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Rochester Fund Municipals

Internet Website
     www.oppenheimerfunds.com

Investment Adviser

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services

     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALLOPP (225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel

       Kramer Levin Naftalis & Frankel LLP
       1177 Avenue of the Americas
       New York, NY  10036

1234
PX0365.001.0408

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                          ROCHESTER FUND MUNICIPALS

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. Exhibits

(a)   (i)   Amended and Restated Agreement and Declaration of Trust dated
      1/26/95: Previously filed with Registrant's Post Effective Amendment
      No. 16 filed 1/11/96, and incorporated herein by reference.

(ii)  Amendment dated 11/1/95 to the Amended and Restated Agreement and
      Declaration of Trust dated 1/26/95: Previously filed with Registrant's
      Post Effective Amendment No. 16 filed 1/11/96, and incorporated herein by reference.

(iii) Amendment dated 6/17/97 to the Amended and Restated Agreement and
      Declaration of Trust dated 1/26/95: Previously filed with Registrant's
      Post Effective Amendment No. 22 filed 4/30/99, and incorporated herein by reference.

(iv)  Amendment dated 6/10/98 to the Amended and Restated Agreement and
      Declaration of Trust dated 1/26/95: Previously filed with Registrant's
      Post Effective Amendment No. 22 filed 4/30/99, and incorporated herein by reference.

(v)   Amendment No. 4 dated 6/10/02 to the Amended and Restated Agreement and
      Declaration of Trust dated 1/26/95: Previously filed with Registrant's
      Post Effective Amendment No. 27 filed 2/24/03, and incorporated herein by reference.

(vi)  Amendment No. 5 dated 10/03/05 to the Amended and Restated Agreement and Declaration of Trust dated 01/26/05: Previously filed with
      Registrant's Post Effective Amendment No. 31 filed 4/28/06 and incorporated herein by reference.

(b)   (i)   Bylaws: Previously filed with Registrant's Post Effective
      Amendment No. 31 filed 4/28/06 and incorporated herein by reference.

      (ii)  Amendment No. 1 to By-laws dated 7/22/98: Previously filed with
       Registrant's Post Effective Amendment No. 24 filed 4/27/00 and incorporated herein by reference.

      (iii) Amendment No. 2 to By-laws dated 10/03/05: Previously filed with
       Registrant's Post Effective Amendment No. 31 filed 4/28/06 and incorporated herein by reference.

(c)   (i)   Class A Specimen Share Certificate: Previously filed with
      Registrant's Post Effective Amendment No. 26 filed 4/29/02, and incorporated herein by reference.

      (ii)  Class B Specimen Share Certificate: Previously filed with
      Registrant's Post Effective Amendment No. 26 filed 4/29/02, and incorporated herein by reference.

      (iii) Class C Specimen Share Certificate: Previously filed with
      Registrant's Post Effective Amendment No. 26 filed 4/29/02, and incorporated herein by reference.

      (iv)  Class Y Specimen Share Certificate: Previously filed with
      Registrant's Post Effective Amendment No. 26 filed 4/29/02, and incorporated herein by reference.

(d)   Amended and Restated Investment Advisory Agreement dated 1/1/05 with
      OppenheimerFunds, Inc.: Previously filed with Registrant's
      Post-Effective Amendment No. 29 filed 2/25/05, and incorporated herein by reference.

(e)   (i)   General Distributor's Agreement dated 1/4/96 with Oppenheimer
      Funds Distributor, Inc.: Filed with Registrant's Post Effective
      Amendment No. 16 filed 1/11/96, and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 34 to the
      Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.
      33-17850), 10/23/06, and incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 34 to the
      Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.
      33-17850), 10/23/06, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 34 to the
      Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.
      33-17850), 10/23/06, and incorporated herein by reference.

      (v)   Form of Trust Company Fund/SERV Purchase Agreement of
      OppenheimerFunds Distributor, Inc.: Previously filed with
      Post-Effective Amendment No. 45 to the Registration Statement of
      Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
      incorporated herein by reference.

      (vi)  Form of Trust Company Agency Agreement of OppenheimerFunds
      Distributor, Inc.: Previously filed with Post-Effective Amendment No.
      34 to the Registration Statement of Oppenheimer Main Street Funds, Inc.
      (Reg. No. 33-17850), 10/23/06, and incorporated herein by reference.

(f)   (i)   Form of Compensation Deferral Plan for Eligible  Trustees,
      effective 1/1/08: Previously filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer MidCap Fund (Reg. No.
      333-31533), 2/20/08, and incorporated herein by reference.

      (ii)  Amended and Restated Retirement Plan for Non-Interested Trustees
      and Directors, effective 11/1/07: Previously filed with Post-Effective
      Amendment No. 15 to the Registration Statement of Oppenheimer MidCap
      Fund (Reg. No. 333-31533), 2/20/08, and incorporated herein by reference.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003, as amended
      July 26, 2007: Previously filed with Post-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Rochester Arizona Municipal
      Fund (Reg. No. 333-132778), 7/26/07, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel: Incorporated herein by reference to the
      Registrant's Rule 24f-2 Notice filed on 2/27/97.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   (i)   Form of Investment Letter dated March 1997, regarding Class B shares from OppenheimerFunds, Inc.: Previously filed with Registrant's
      Post-Effective Amendment No. 19 filed 3/14/97, and incorporated herein by reference.

(ii)  Form of Investment Letter dated March 1997, regarding Class C shares from OppenheimerFunds, Inc.: Previously filed with Registrant's
      Post-Effective Amendment No. 19 filed 3/14/97, and incorporated herein by reference.

(m)   (i)   Amended and Restated Service Plan and Agreement with
      OppenheimerFunds Distributor, Inc. for Class A Shares dated 10/06/05:
      Previously filed with Registrant's Post-Effective Amendment No. 31 filed 4/28/06, and incorporated herein by reference.

      (ii)  Amended and Restated Distribution and Service Plan and Agreement
      with OppenheimerFunds Distributor, Inc. for Class B Shares dated
      10/06/05 under Rule 12b-1 of the Investment Company Act of 1940:
      Previously filed with Registrant's Post-Effective Amendment No. 31 filed 4/28/06, and incorporated herein by reference.

      (iii) Amended and Restated Distribution and Service Plan and Agreement
      with OppenheimerFunds Distributor, Inc. for Class C Shares dated
      10/06/05 under Rule 12b-1 of the Investment Company Act of 1940:
      Previously filed with Registrant's Post-Effective Amendment No. 31 filed 4/28/06, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
      8/29/07: Previously filed with the Initial Registration Statement of
      Oppenheimer Portfolio Series Fixed Income Investor Fund (Reg. No.
      333-146105), 9/14/07, and incorporated herein by reference.

(o)   (i) Powers of Attorney for all Trustees/Directors and Principal
      Officers dated April 4, 2005: Previously filed with Post-Effective
      Amendment No. 29 to the Registration Statement of Oppenheimer
      Convertible Securities Fund (Reg. No. 33-03076), 4/28/05, and
      incorporated herein by reference.

      (ii) Power of Attorney for David K. Downes dated January 17, 2006:
      Previously filed with Post-Effective Amendment No. 54 to the
      Registration Statement of Oppenheimer Quest Value Fund, Inc. (Reg. No.
      2-65223), 02/27/06, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
      August 30, 2007 under Rule 17j-1 of the Investment Company Act of 1940:
      Previously filed with  the Initial Registration Statement of
      Oppenheimer Portfolio Series Fixed Income Investor Fund (Reg. No.
      333-146105), 09/14/07, and incorporated herein by reference.

Item 24.    Persons Controlled by or under Common Control with Registrant

None.

Item 25.    Indemnification

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended  and  Restated  Declaration  of Trust  filed as Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

      Insofar as  indemnification  for liability  arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of the  Registrant  pursuant  to the  foregoing  provisions,  or  otherwise,  the
Registrant  has  been  advised  that  in the  opinion  of the  Securities  and
Exchange   Commission  such   indemnification  is  against  public  policy  as
expressed in the Securities Act of 1933 and is, therefore,  unenforceable.  In the event that a claim for  indemnification  against such  liabilities  (other than the payment by the Registrant of expenses  incurred or paid by a trustee, officer or controlling  person of Registrant in the successful  defense of any
action,  suit  or  proceeding)  is  asserted  by  such  trustee,   officer  or
controlling  person,  Registrant  will,  unless in the  opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of appropriate  jurisdiction the question whether such  indemnification  by it is against  public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy L. Abbuhl,          Treasurer   of    Centennial    Asset    Management
Vice President              Corporation;    Vice    President   and   Assistant
                            Treasurer of OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Adams               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carl Algermissen,           Assistant  Secretary of Centennial Asset Management
Vice President & Associate  Corporation.
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nicole Andersen,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dmitri Artemiev             Formerly (until January 2007)  Analyst/Developer at
Assistant Vice President    Fidelity Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Aynsley,               Formerly   Vice   President   at  Kepler   Equities
Vice President              (December 2006 - February 2008)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. (since March 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Barnes,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marc Baylin,                Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Vice President (Sales Manager of the  International
Vice President              Division) of OFI  Institutional  Asset  Management,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Emanuele Bergagnine,        Assistant  Vice  President  of  OFI   Institutional
Assistant Vice President    Asset Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rajeev Bhaman,              Vice   President   of   OFI   Institutional   Asset
Senior Vice President       Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management

                            Corporation;  Assistant  Secretary  of  Oppenheimer
                            Acquisition Corp.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie Blanchard,            Formerly     Fund     Accounting     Manager     at
Assistant Vice President    OppenheimerFunds,   Inc.  (April  2006  -  February
                            2008).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa I. Bloomberg,          Assistant   Secretary  of  Oppenheimer  Real  Asset
Vice President & Associate  Management, Inc.
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Veronika Boesch,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lori E. Bostrom,            Assistant  Secretary  of  OppenheimerFunds   Legacy
Vice President & Senior     Program.
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David J. Bowers             Formerly  (until  July 2007)  Analyst at  Evergreen
Assistant Vice President    Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Britton,            Formerly     CTO/Managing     Director     of    IT
Vice President              Infrastructure   at   GMAC   Residential    Funding
                            Corporation (October 2000 - October 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Garrett C. Broadrup,        Formerly  an  Associate  at Davis  Polk &  Wardwell
Vice President & Assistant  (October 2002 - October 2006).
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Holly Broussard,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Roger Buckley,              Formerly Manager in  Infrastructure  (February 2006
Assistant Vice President    - April  2006) and  Manager in Finance  (May 2006 -
                            February 2008) at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stephanie Bullington,       None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JoAnne Butler,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christine Calandrella,      Formerly  Director of Empower Network (March 2007 -
Assistant Vice President    September  2007);  formerly  HR  Manager  of  Arrow
                            Electronics, Inc. (June 1998 - March 2007).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dale William Campbell,      Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Campbell,           Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.,  Shareholder  Services,  Inc. and Shareholder
                            Financial Services, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ronald Chibnik,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jennifer Clark,             Formerly   Manager   at   OppenheimerFunds,    Inc.
Assistant Vice President    (February  2006 - February  2008).  Assistant  Vice
                            President at Shareholder Financial Services,  Inc.,
                            Shareholder   Services,   Inc.,   and  OFI  Private
                            Investments Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

H.C. Digby Clements,        None
Senior Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Closs,               Formerly (until January 2007)  Development  Manager
Assistant Vice President    at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Cole,                 Formerly  Manager  at  OppenheimerFunds,  Inc  (May
Assistant Vice President    2006 - January 2008).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eric Compton,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lauren Coulston,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Terry Crady,                Formerly     IT     Development      Manager     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Dachille,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rushan Dagli,               Vice  President  of OFI Private  Investments  Inc.,
Vice President              Shareholder    Financial    Services,    Inc.   and
                            Shareholder Services, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Damian,                None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jason Davis,                Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Dawson,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Delano,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kendra Delisa,              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Damaris De Los Santos,      Formerly  Senior  Account  Executive  (July  2003 -
Assistant Vice President    February 2008).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sara Donahue,               Formerly   (until   November   2006)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Alicia Dopico,              Formerly    (until    August   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

A. Taylor Edwards,          None
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Venkat Eleswarapu,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James Robert Erven,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rachel Fanopoulos,          Formerly    Manager    (until   August   2007)   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Farkas,             None
Vice President and
Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristie Feinberg,           Assistant  Treasurer  of  Oppenheimer   Acquisition
Vice President              Corp.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William Ferguson,           Formerly Senior  Marketing  Manager at ETrade (June
Assistant Vice President    2006 - January 2007) and Senior  Marketing  Manager
                            at Axa Financial (April 2000 - June 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven Fling,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Senior Vice President       Legacy  Program;   Vice  President  of  HarbourView
                            Asset Management Corporation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Barbara Fraser,             Secretary  of OFI  Trust  Company  (since  December
Vice President & Associate  2007).
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Gapay,              Formerly (as of January  2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Glenn,                Formerly  Tax  Manager  at  OppenheimerFunds,  Inc.
Assistant Vice President    (December 2006 - February 2008).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Raquel Granahan,            Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor,   Inc.,  and  OppenheimerFunds  Legacy
                            Program.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert W. Hawkins,          None
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Bradley Hebert,             Manager at  OppenheimerFunds,  Inc. (October 2004 -
Assistant Vice President    February 2008).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Herrmann,            Vice President of OFI Private Investments Inc.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Benjamin Hetrick,           Manager at AIM  Investments  (May 2001 - May 2006);
Assistant Vice President    Manager  at  OppenheimerFunds,   Inc  (May  2006  -
                            December 2007).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eivind Holte,               Formerly Vice  President at U.S. Trust (June 2005 -
Vice President              October 2007)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Hourihan,             Assistant   Secretary  of  Oppenheimer  Real  Asset
Vice President & Associate  Management,   Inc.,  HarbourView  Asset  Management
Counsel                     Corporation,  OFI  Institutional  Asset Management,
                            Inc.  (since  April  2006) and  Trinity  Investment
                            Management Corporation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jason Hubersberger,         None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Andrew Huddleston,    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Douglas Huffman,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Vice President              International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Frank V. Jennings,          None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jin Jo,                     Formerly  Audit  Manager  at  Deloitte & Touche LLP
Assistant Vice President    (as of August 2007)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Kadehjian,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).

Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas W. Keffer,           Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James Kennedy,              Formerly  self-employed  (December 2005 - September
Senior Vice President       2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Kiernan,               None
Vice President & Marketing
Compliance Manager

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Kim,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Audrey Kiszla,              Formerly Vice  President at First Horizon  Merchant
Vice President              Services (December 2005- May 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Klassen,               Vice  President  of OFI Private  Investments  Inc.,
Vice President              Shareholder    Financial    Services,    Inc.   and
                            Shareholder  Financial  Services,  Inc.;  Assistant
                            Vice President of  OppenheimerFunds  Legacy Program
                            and OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Knott,              President   and   Director   of    OppenheimerFunds
Executive Vice President    Distributor,  Inc.; Executive Vice President of OFI
                            Private Investments Inc.;  Executive Vice President
                            &   Director   of   Centennial   Asset   Management
                            Corporation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Kohn,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tatyana Kosheleva,          Formerly (as of April 2007) Finance  Manager at IBM
Assistant Vice President    Corp.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

S. Arthur Krause,           Formerly Product Manager of OppenheimerFunds,  Inc.
Assistant Vice President    (as of January 2007).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Alexander Kurinets,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christopher M. Leavy,       Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc., OFI  Institutional  Asset  Management,  Inc.,
                            and Trinity Investment Management Corporation

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie A. Libby,             Senior Vice President and Chief  Operating  Officer
Senior Vice President       of OFI Private Investments Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Justin Livengood,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christina Loftus,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ian Loughlin,               Formerly     Financial    Analysis    Manager    at
Assistant Vice President    OppenheimerFunds,   Inc.   (June  2005  -  February
                            2008).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel G. Loughran          None
Senior Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Senior Vice President       Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Misha Lozovik,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Maley,              Formerly  Operations  Manager at Bear Stearns (June
Assistant Vice President    2005 - February 2008).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Martin,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Angelo G. Manioudakis,      Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset   Management,   Inc.;   Vice   President   of
                            Oppenheimer Real Asset Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William T. Mazzafro,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trudi McCanna,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Neil McCarthy,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John McCullough,            Formerly   Relationship    Management   and   Sales
Vice President              Representative  at John Hancock Funds (April 2004 -
                            April 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph McDonnell,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;

                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management  Corporation;  Chairman,  President  and
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William McNamara,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary McNamee,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jay Mewhirter,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Scott Miller,               Formerly    Assistant   Vice   President   at   AXA
Vice President              Distributors, LLC (July 2005 - February 2008).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nikolaos D. Monoyios,       Senior Vice  President of OFI  Institutional  Asset
Senior Vice President       Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sarah Morrison,             Formerly   (as  of   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulcahy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, Chief             Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Suzanne Murphy,             Vice President of OFI Private Investments Inc.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christine Nasta,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William Norman,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James B. O'Connell,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew O'Donnell,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tony Oh,                    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John J. Okray,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristina Olson,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen Patton,            Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Petersen,             Assistant  Treasurer  of  OppenheimerFunds   Legacy
Vice President              Program.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Pfeffer,              Treasurer of Oppenheimer  Acquisition Corp.; Senior
Senior Vice President &     Vice  President  of  HarbourView  Asset  Management
Chief Financial Officer     Corporation since February 2004.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James F. Phillips,          None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gary Pilc,                  None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nicolas Pisciotti,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christine Polak,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jodi Pullman,               Formerly Product Manager at OppenheimerFunds,  Inc.
Assistant Vice President    (January  2007 -  February  2008);  Senior  Project
                            Manager at  OppenheimerFunds,  Inc.  (March  2006 -
                            January 2007).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Raeke,              Formerly  (as of July 2007) Vice  President  at MFS
Assistant Vice President    Investment Management.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Norma J. Rapini,            None
Assistant Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jason Reuter,               Formerly   Manager   at   OppenheimerFunds,    Inc.
Assistant Vice President    (February 2006 - February 2008).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor,   Inc.;   President  and  Director  of
                            Centennial Asset Management Corporation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Robis,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lucille Rodriguez,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stacey Roode,               None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Royce,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adrienne Ruffle,            Assistant  Secretary  of  OppenheimerFunds   Legacy
Vice President & Assistant  Program.
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Torpey,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gary Salerno,               Formerly   (as  of  May  2007)   Separate   Account
Assistant Vice President    Business Liaison at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Savallo,               Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ellen P. Schoenfeld,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen Schmitz,           Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management  Corporation.  Formerly Fund  Accounting
                            Manager at OppenheimerFunds,  Inc. (November 2004 -
                            February 2008).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Schneider,          Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Allan P. Sedmak,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Asutosh Shah,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kamal Shah,                 None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Navin Sharma,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tammy Sheffer,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary Dugan Sheridan,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nicholas Sherwood,          Formerly   Manager   at   OppenheimerFunds,    Inc.
Assistant Vice President    (February 2006 - February 2008).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Skatrud,            Formerly (as of March 2007)  Corporate Bond Analyst
Assistant Vice President    at Putnam Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Smith,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Snogren                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brett Stein,                Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation;   Vice  President  of  OFI
                            Institutional Asset Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Benjamin Stewart,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Peter Strzalkowski,         Vice  President of  HarbourView  Asset  Management,
Vice President              Inc. Formerly (as of August 2007)  Founder/Managing
                            Partner at Vector Capital Management.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carole Sumption,            Formerly  Vice  President at Policy  Studies,  Inc.
Vice President              (July 2003 - April 2007).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Swaney,              Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Toomey,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Vice President              2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Cameron Ullyatt,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nancy Vann,                 None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ryan Virag,                 None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jake Vogelaar,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mark Wachter,               Formerly Manager at  OppenheimerFunds,  Inc. (March
Vice President              2005 - February 2008).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Darren Walsh,               President  and  Director of  Shareholder  Financial
Executive Vice President    Services,   Inc.  and  Shareholder  Services,  Inc.
                            Formerly  General Manager and Senior Vice President
                            of Comverse (December 2005 - September 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Walsh,              Vice President of OFI Private Investments.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Deborah Weaver,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Melissa Lynn Weiss,         None
Vice President & Senior
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Troy Willis,                None
Assistant Vice President,
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mitchell Williams,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie Wimer,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset

                            Management  Corporation;   Vice  President  of  OFI
                            Institutional Asset Management,  Inc; serves on the
                            Board of the Colorado Ballet.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meredith Wolff,             Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Wolfgruber,            Director  of  OppenheimerFunds  Distributor,  Inc.,
President, Chief            Director   of   Tremont   Group   Holdings,   Inc.,
Investment Officer &        HarbourView  Asset  Management  Corporation and OFI
Director                    Institutional  Asset  Management,  Inc. (since June

                            2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Geoff Youell,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert G. Zack,             General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private    Investments    Inc.;    Executive   Vice
                            President,  General  Counsel  and  Director  of OFI
                            Trust Company;  Director and Assistant Secretary of
                            OppenheimerFunds    International   Limited;   Vice
                            President,   Secretary   and  General   Counsel  of
                            Oppenheimer   Acquisition   Corp.;   Director   and
                            Assistant     Secretary     of     OppenheimerFunds
                            International  Distributor Limited;  Vice President
                            of OppenheimerFunds  Legacy Program; Vice President
                            and Director of  Oppenheimer  Partnership  Holdings
                            Inc.;   Director   of   OFI   Institutional   Asset
                            Management, Ltd.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mark D. Zavanelli,          Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ronald Zibelli, Jr.         Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund

Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Loan Fund, LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal

     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)

Oppenheimer Quest For Value Funds (3 series):
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
          Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund

Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
   Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc.,
Oppenheimer Real Asset Management Inc. and OFI Trust Company is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 70 Sir John Rogerson's
Quay, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of  OppenheimerFunds  International  Distributor  Limited is Suite
1601, Central Tower, 28 Queen's Road, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement  and listed in Item 26(b)  above  (except  Oppenheimer  Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual  Institutional
Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Timothy Abbhul(1)                Vice President and       None
                                 Treasurer

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Tracey Apostolopoulos(1)         Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Beringer                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rick Bettridge                   Vice President           None
11504 Flowering Plum Lane
Highland,  UT  84003

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Bryan Bracchi                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Joshua Broad(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ross Burkstaller                 Vice President           None
211 Tulane Drive SE
Albuquerque, NM 87106

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Caruso                    Vice President           None
15 Deforest Road
Wilton, CT 06897

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donelle Chisolm(2)               Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Daley                    Vice President           None
40W387 Oliver Wendell Holmes St
St. Charles, IL 60175

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Fredrick Davis                   Vice President           None
14431 SE 61st Street
Bellevue, WA 98006

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Beth Arthur Du Toit(1)           Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Friebel                  Vice President           None
2919 St. Albans Forest Circle
Glencoe, MO 63038

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Alyson Frost(2)                  Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Richard Fuerman(2)               Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Charlotte Gardner(1)             Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Grill(2)                  Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James E. Gunter                  Vice President           None
603 Withers Circle

Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Garrett Harbron                  Vice President           None
8895 Hillsboro Road
Valles Mines, MO 63087

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Kenneth Henry(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jennifer Hoelscher(1)            Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick Hyland(2)                Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Keith Hylind(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Elyse Jurman                     Vice President           None
5486 NW 42 Ave
Boca Raton, FL 33496

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Matthew Kasa                     Vice President           None
4250 Park Newport #302
Newport Beach, CA 92660

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Keffer(2)                 Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Brian Kiley(2)                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Klassen(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Richard Knott(1)                 President and Director   None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jesse Levitt(2)                  Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Julie Libby(2)                   Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christina Loftus(2)              Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael McDonald                 Vice President           None
11749 S Cormorant Circle
Parker, CO 80134

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

John C. McDonough                Senior Vice President    None
533 Valley Road

New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Meerman                  Vice President           None
4939 Stonehaven Drive
Columbus, OH 43220

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Saul Mendoza                     Vice President           None
503 Vincinda Crest Way
Tampa FL 33619

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Matthew Mulcahy(2)               Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christopher Nicholson(2)         Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford              Vice President           None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Maria Paster(2)                  Assistant Vice           None
                                 President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donald Pawluk(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Wayne Perry                      Vice President           None
3900 Fairfax Drive Apt 813
Arlington, VA 22203

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Aaron Pisani(1)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rachel Powers                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Nicole Pretzel                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ramsey Rayan(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Corry Read(2)                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Rock                     Vice President           None
9016 Stourbridge Drive
Huntersville, NC 28078

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Bryant Smith                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Staples                  Vice President           None
4255 Jefferson St Apt 328
Kansas City, MO 64111

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Troy Testa                       Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Janeanne Weickum(1)              Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Kurt Wolfgruber(2)               Director                 None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michelle Wood(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
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Robert G. Zack(2)                General Counsel &        Secretary
                                 Director
----------------------------------------------------------------------------------
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----------------------------------------------------------------------------------
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Steven Zito(1)                   Vice President           None
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(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of April, 2008.

                        ROCHESTER FUND MUNICIPALS
                        By:  /s/ John V. Murphy*
                        -------------------------------------------
                        John V. Murphy, President &
                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

Thomas W. Courtney*          Chairman of the             April 27, 2008
------------------------------                           Board of Trustees
Thomas W. Courtney

John V. Murphy*              President & Principal

------------------------------                           Executive Officer
April 27, 2008
John V. Murphy

Brian W. Wixted*             Treasurer and Chief

--------------------------   Financial and               April 27, 2008
Brian W. Wixted              Accounting Officer

David K. Downes*             Trustee                     April 27, 2008

David K. Downes

John Cannon*

---------------------        Trustee                     April 27, 2008
John Cannon

Robert G. Galli*

------------------------     Trustee                     April 27, 2008
Robert G. Galli

Lacy B. Herrmann*            Trustee                     April 27, 2008

---------------------------
Lacy B. Herrmann

Brian Wruble*                Trustee                     April 27, 2008

---------------------
Brian Wruble

*By:  /s/ Kathleen T. Ives

-----------------------------------------

Kathleen T. Ives, Attorney-in-Fact

                                  FORM N-1A

                          ROCHESTER FUND MUNICIPALS

                        Registration Statement No. 33

                                EXHIBIT INDEX

Item No.          Description
----------        --------------

23(j)             Independent Registered Public Accounting Firm's Consent